As filed with the Securities and Exchange Commission on December 29, 2010

Securities Act File No. [__________]
Investment Company Act File No. 811-22511

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-2

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No.	[ ]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No.	[ ]

INVESCO FLOATING RATE CORPORATE CREDIT FUND
(exact Name of Registrant as Specified in Charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of Principal Executive Office)

Registrant's Telephone Number, Including Area Code: (713) 626-1919

John M. Zerr, Esquire
11 Greenway Plaza, Suite 2500, Houston, Texas 77046
(Name and Address of Agent for Service)

Copy to:

E. Carolan Berkley, Esquire
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania 19103

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of the registration statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box   [   ]

It is proposed that this filing will become effective (check appropriate box):

[   ] when declared effective pursuant to section 8(c)

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price Per Unit	Proposed Maximum Aggregate Offering Price	Amount of Registration Fee
Common Shares, without par value	50,000 shares(1)	$20.00	$1,000,000	$116.30(1)
(1) Estimated solely for purpose of calculating the registration fee

The registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

The information in this prospectus is not complete and may be changed.  These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Subject to Completion

Preliminary Prospectus dated [___________], 2011

[_________] Shares
Invesco Floating Rate Corporate Credit Fund
Common Shares
$[20.00] per Share

Investment Objectives.  Invesco Floating Rate Corporate Credit Fund (the “Fund”) is a newly organized, diversified, closed-end management investment company with no operating history.  The Fund’s investment objective is to provide a high level of current income and, secondarily, capital preservation. There can be no assurance that the Fund will achieve its investment objectives.

Investment Policies.  Under normal market conditions, the Fund will invest at least 85% of its Managed Assets (as defined below) in floating rate securities issued in the form of senior secured bank loans of corporate issuers (“Senior Secured Loans”) and secured bonds.  Senior Secured Loans are made to U.S. and, to a limited extent, non-U.S. corporations, partnerships and other business entities that operate in various industries and geographical regions.  Senior Secured Loans pay interest at rates that are determined periodically on the basis of a floating base lending rate, primarily LIBOR (London Interbank Offered Rate), plus a premium.  Senior Secured Loans typically are of below investment grade quality.  Below investment grade quality securities (including Senior Secured Loans) are those that, at the time of investment, are rated Ba1 or lower by Moody’s Investors Service, Inc. and BB+ or lower by Standard & Poor’s Corporation Ratings Group or Fitch Ratings, Inc., or, if unrated, are determined by Invesco Advisers, Inc. (the “Adviser”) or sub-advisers to be of comparable quality.  Below investment grade securities, commonly referred to as “junk” or “high yield” securities, are high risk and have speculative characteristics.

The Fund may invest, in the aggregate, up to 15% of its Managed Assets in (i) secured bank loans of corporate issuers that are not (and are not by their terms permitted to become) subordinate in right of payment to any debt for borrowed money other than a Senior Secured Loan (“Second Lien Loans”), (ii) unsecured bonds, notes and corporate bank loans (“Unsecured Loans”), (iii) fixed rate securities issued in the form of senior secured bank loans of corporate issuers (“Fixed Rate Senior Loans”), (iv) rated note tranches of non-affiliated collateralized loan obligations transactions (“CLO Securities”), and (v) derivative instruments referencing Senior Secured Loans, Second Lien Loans, Unsecured Loans, Fixed Rate Senior Loans, CLO Securities or a recognized index of loans on which transactions are executed in the credit derivatives market.

No Prior History.  Because the Fund is newly organized, its shares have no history of public trading.

Shares of closed-end investment companies frequently trade at a discount from their net asset value.  The risk of loss due to this discount may be greater for initial investors expecting to sell their shares in a relatively short period after completion of the public offering.
(continued on the following page)

The Fund’s common shares have been approved for listing on the [_______] Stock Exchange, subject to notice of issuance. The trading or “ticker” symbol of the common shares is “[____].”

Investing in the Fund’s common shares involves certain risks. See “Risks” beginning on page [26] of this prospectus.

	Per Share	Total(1)
Public offering price	$[____]	$[________]
Sales load(2)	$[___]	$[________]
Proceeds, after expenses, to the Fund (3)	$[____]	$[________]

(notes on following page)

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The underwriters expect to deliver the common shares to purchasers on or about [_______], 2011.

[INSERT UNDERWRITERS]
The date of this prospectus is [______], 2011.

(notes from previous page)

(1)  The Fund has granted the underwriters an option to purchase up to [________] additional common shares at the public offering price, less the sales load, within [__] days of the date of this prospectus solely to cover overallotments, if any. If such option is exercised in full, the total public offering price, sales load and proceeds, after expenses, to the Fund will be $[______], $[______], and $[______], respectively. See “Underwriters.”

(2)  The Adviser has agreed to pay from its own assets, an upfront structuring fee to [INSERT UNDERWRITER], an upfront structuring fee to [INSERT UNDERWRITER], an upfront structuring fee to [______], an upfront structuring fee to [_______] and an upfront structuring fee to [___________]. These fees are not reflected under sales load in the table above. See “Underwriters—Additional Compensation to be Paid by the Adviser.”

(3)  Total offering expenses to be paid by the Fund (other than the sales load, but inclusive of the payment to [_______] for distribution assistance in connection with the offering) are estimated to be approximately $[_______], which represents $[0.xx] per share. After payment of such expenses, proceeds to the Fund will be $[_____] per share. [The Adviser has agreed to pay all of the Fund’s organizational expenses and the Fund’s offering expenses (other than the sales load, but inclusive of the distribution assistance payment) to the extent offering expenses are in excess of $[0.xx] per share.] If the Fund issues preferred shares and/or notes, the Fund’s common shareholders will also bear the expenses of such an offering. The total offering expenses for any offering of preferred shares and/or notes are estimated to be approximately $[0.xx] per share. See “Summary of Fund Expenses.”

(continued from cover page)

Illiquid Securities.    The Fund may invest all or a portion of its Managed Assets in securities that are considered illiquid. “Illiquid securities” are securities that cannot be sold within seven days in the ordinary course of business at approximately the price at which they are valued by the Fund.  See “Risks—Liquidity Risk.”

Leverage.    The Fund currently intends to use leverage consistent with the provisions of the Investment Company Act of 1940, which permits leverage through debt or borrowing of up to 33 1/3% of its Managed Assets and permits leverage through equity securities of up to 50% of its Managed Assets.  The Fund intends to use leverage to buy additional securities.  The Fund may use leverage through the issuance of preferred shares, commercial paper, borrowing, or a combination thereof.  The use of leverage can create risks.  As used throughout this prospectus, “Managed Assets” means the total assets of the Fund (including any assets attributable to outstanding preferred shares or to senior securities representing debt, such as notes or borrowings from financial institutions) minus the sum of the Fund’s accrued liabilities (other than Fund liabilities incurred for the express purpose of creating leverage).  See “Risks—Leverage Risk.”

Investment Adviser and Sub-Advisers.    The Fund’s investment adviser is Invesco Advisers, Inc.  The Adviser is a wholly owned subsidiary of Invesco Ltd., and had $300.3 billion under management as of September 30, 2010. The Adviser’s principal office is located at 1555 Peachtree Street, N.E., Atlanta, GA 30309.

The Adviser has entered into a sub-advisory agreement with certain affiliates to serve as sub-advisers to the Fund, pursuant to which these affiliated sub-advisers may be appointed by the Adviser from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. Each of these affiliated sub-advisers is a registered investment adviser under the Investment Advisers Act of 1940.

The Fund’s primary sub-adviser is Invesco Senior Secured Management, Inc. (“ISSM”).  ISSM is one of the largest institutional managers of bank loans, with $18 billion under management or supervision as of September 30, 2010.  Its principal office is located at 1166 Avenue of the Americas, New York, NY 10036.

The other sub-advisers to the Fund are Invesco Asset Management Deutschland GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Hong Kong Limited; and Invesco Trimark Ltd.  Each affiliated sub-adviser is an indirect wholly owned subsidiaries of Invesco Ltd. See “Investment Adviser and Sub-Advisers.”

You should read this prospectus, which concisely sets forth information about the Fund, before deciding whether to invest in the common shares, and retain it for future reference. A Statement of Additional Information, dated [______, 2010], containing additional information about the Fund, has been filed with the U.S. Securities and Exchange Commission (“SEC”) and, as amended from time to time, is incorporated by reference in its entirety into this prospectus. You can review the table of contents for the Statement of Additional Information on page [__] of this prospectus. You may request a free copy of the Statement of Additional Information by calling [_________] or by writing to the Fund, or obtain a copy (and other information regarding the Fund) from the SEC’s Public Reference Room in Washington, D.C. Call (202) 551-8090 for information. The SEC charges a fee for copies. You can get the same information, including any materials incorporated by reference, free from the SEC’s Web site ( http://www.sec.gov ). You may also e-

mail requests for these documents to publicinfo@sec.gov or make a request in writing to the SEC’s Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-1520. You may request a free copy of the Statement of Additional Information (the table of contents of which is on page [__] of this prospectus), annual and semi-annual reports to stockholders (when available), and additional information about the Fund and make shareholders’ inquiries by calling 1-800-[________], by writing to the Fund or visiting the Fund’s website (http://www.invesco.com/us).

The Fund’s common shares do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

TABLE OF CONTENTS

Prospectus Summary	[1]
Summary of Fund Expenses	[15]
The Fund	[17]
Use of Proceeds	[17]
The Fund’s Investments	[17]
Leverage	[24]
Risks	[26]
How the Fund Manages Risk	[34]
Management of the Fund	[35]
Net Asset Value	[38]
Distributions	[39]
Dividend Reinvestment Plan	[40]
Description of Shares	[41]
Certain Provisions In the Agreement and Declaration of Trust	[42]
Closed-end Fund Structure	[43]
Repurchase of Common Shares	[43]
Tax Matters	[44]
Underwriters	[46]
Custodian	[49]
Dividend Paying Agent, Transfer Agent and Registrar	[49]
Legal Opinions	[49]
Table of Contents for the Statement of Additional Information	[50]

You should rely only on the information contained or incorporated by reference in this prospectus. The Fund has not, and the underwriters have not, authorized any other person to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. The Fund is not, and the underwriters are not, making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted. You should assume that the information in this prospectus is accurate only as of the date of this prospectus. The Fund’s business, financial condition and prospects may have changed since that date.

PROSPECTUS SUMMARY

        This is only a summary of certain information contained in this prospectus relating to Invesco Floating Rate Corporate Credit Fund. This summary may not contain all of the information that you should consider before investing in the Fund’s common shares. You should review the more detailed information contained in this prospectus and in the Statement of Additional Information (the “SAI”).
The Fund
Invesco Floating Rate Corporate Credit Fund is a newly organized, diversified, closed-end management investment company. Throughout the prospectus, the Invesco Floating Rate Corporate Credit Fund is referred to simply as the “Fund.”  See “The Fund.”

The Offering
The Fund is offering [________] common shares of beneficial interest at $[20.00] per share through a group of underwriters (the “Underwriters”) led by [INSERT UNDERWRITERS] (the “Representatives”). The common shares of beneficial interest are called “common shares” in the rest of this prospectus. You must purchase at least [100] common shares ($[2,000]) in order to participate in this offering. The Fund has given the Underwriters an option to purchase up to [_________] additional common shares solely to cover overallotments.  [Invesco Advisers, Inc. (the “Adviser”) has agreed to pay all of the Fund’s organizational expenses and the Fund’s offering expenses (other than the sales load, but inclusive of the distribution assistance payment) in excess of $[0.xx] per common share.] See “Underwriters.”

Investment Objectives
The Fund’s investment objective is to provide a high level of current income and, secondarily, capital preservation. There can be no assurance that the Fund will achieve its investment objectives. The Fund’s investment objectives may be changed by the Board of Trustees of the Fund on 60 days’ notice to shareholders.  See “The Fund’s Investments.”

Investment Policies
Under normal market conditions, the Fund will invest at least 85% of its Managed Assets (as defined below) in floating rate securities issued in the form of senior secured bank loans of corporate issuers (“Senior Secured Loans”) and secured bonds.  This policy is not fundamental and may be changed by the Board of Trustees of the Fund with at least 60 days’ written notice provided to shareholders.  “Managed Assets” means the total assets of the Fund (including any assets attributable to outstanding preferred shares or to senior securities representing debt, such as borrowings from banks or financial institutions) minus the sum of the Fund’s accrued liabilities (other than Fund liabilities incurred for the express purpose of creating leverage).

Senior Secured Loans are made to U.S. and, to a limited extent, non-U.S. corporations, partnerships and other business entities (“Borrowers”) that operate in various industries and geographical regions.  Borrowers take out Senior Secured Loans to refinance existing debt and for acquisitions, dividends, leveraged buyouts, and general corporate purposes. Senior Secured Loans pay interest at rates that are determined periodically on the basis of a floating base lending rate, primarily LIBOR (London Interbank Offered Rate), plus a premium.  Senior Secured Loans typically are of below investment grade quality.  Below investment grade quality securities (including Senior Secured Loans) are those that, at the time of investment, are rated Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”) and BB+ or lower by Standard & Poor’s Corporation Ratings Group (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or if unrated are determined by the Adviser or sub-advisers to be of comparable quality. Below investment grade securities, commonly referred to as “junk” or “high yield” securities, are high risk and have speculative characteristics.

The Fund may invest, in the aggregate, up to 15% of its Managed Assets in (i) secured bank loans of corporate issuers that are not (and are not by their terms permitted to become) subordinate in right of payment to any debt for borrowed money other than a Senior Secured Loan (“Second Lien Loans”), (ii) unsecured bonds, notes and corporate bank loans (“Unsecured Loans”), (iii) fixed rate securities issued in the form of senior secured bank loans of corporate issuers (“Fixed Rate Senior Loans”), (iv) rated note tranches of non-affiliated collateralized loan obligations transactions (“CLO Securities”), and (v) derivative instruments (“Derivatives”) referencing Senior Secured Loans, Second Lien Loans, Unsecured Loans, Fixed Rate Senior Loans, CLO Securities or a recognized index of loans on which transactions are executed in the credit derivatives market (the loans and instruments described in clauses (i) – (v) may be referred to hereinafter as “Other Investments”).

The Fund may invest in debt securities, including Senior Secured Loans, of any credit quality,

maturity and duration. The Fund will invest principally in U.S. dollar denominated securities of U.S. issuers operating in any industry.  Any investment by the Fund in securities of non-U.S. entities will be denominated in U.S. dollars. The Fund may also invest in swaps, including single name credit default swaps, single name loan credit default swaps, total return swaps, and interest rate swaps.

The Fund may invest all or a portion of its Managed Assets in securities that are considered illiquid.  “Illiquid securities” are securities that cannot be sold within seven days in the ordinary course of business at approximately the price at which they are valued by the Fund.

During temporary defensive periods or in order to keep the Fund’s cash fully invested, including during the period when the net proceeds of the offering of common shares are being invested, the Fund may deviate from its investment policies and objectives. During such periods, the Fund may invest all or a portion of Managed Assets in affiliated money market funds or in the types of instruments in which those money market funds may invest; short-term U.S. Government securities; non-U.S. government securities that have received the highest investment grade credit rating; certificates of deposit issued against funds deposited in a bank or a savings and loan association; commercial paper; bankers’ acceptances; bank time deposits; credit linked notes; repurchase agreements with respect to any of the foregoing; asset-backed securities or any other fixed income securities that the Adviser or sub-advisers consider consistent with this strategy.  It is impossible to predict when, or for how long, the Fund will use these alternative strategies. There can be no assurance that such strategies will be successful. See “The Fund’s Investments—Portfolio Composition—Temporary Strategies and Invest-Up Period” in this prospectus and “Investment Policies and Techniques” in the Fund’s SAI.

Percentage limitations described in this prospectus are as of the time of investment by the Fund and may be exceeded because of changes in the market value or investment rating of the Fund’s assets or if a Borrower distributes equity securities as incident to the purchase or ownership of a Senior Secured Loan, Second Lien Loan or in connection with a reorganization of a Borrower.

For a more complete discussion of the Fund’s portfolio composition, see “The Fund’s Investments.”

Leverage
The Fund anticipates incurring leverage as part of its investment strategy.  The Fund may use leverage through the issuance of preferred shares, commercial paper, borrowing, or a combination thereof. The Fund reserves the right, if the Adviser and ISSM (defined below) believe that market conditions are appropriate, to use leverage to the extent permitted by the Investment Company Act of 1940 (the “Investment Company Act”). Currently, under the Investment Company Act, the Fund may borrow money up to 33 1/3% of its Managed Assets and may issue shares of preferred stock in amounts up to 50% of the value of its Managed Assets to finance additional investments.

Through leveraging, the Fund would seek to obtain a higher return for holders of common shares than if the Fund did not use leverage. Leverage is a speculative technique and there are special risks and costs associated with leverage. There is no assurance that the Fund would be successful in enhancing the level of its total return during any period in which leverage is utilized.  If the Fund utilizes leverage, the Fund’s expenses would be higher than if leverage was not utilized. Also, the fees paid to the Adviser (both as investment adviser and administrator) will be higher than if the Fund did not use leverage, because the fees paid will be calculated on  the basis of the Fund’s net assets, including proceeds from the issuance of leverage. The increase in Fund expenses as a result of leverage may be significant. In addition, the net asset value of the Fund’s common shares would be reduced by the issuance costs of any leverage. See “Leverage” and “Risks—Leverage Risk.”

Investment Adviser and Sub-Advisers
The Fund’s investment adviser is Invesco Advisers, Inc.  The Adviser is a wholly owned subsidiary of Invesco Ltd., and had $300.3 billion under management as of September 30, 2010.  The Adviser’s principal office is located at 1555 Peachtree Street, N.E., Atlanta, GA 30309.

The Adviser has entered into a sub-advisory agreement with certain affiliates to serve as sub-advisers to the Fund, pursuant to which these affiliated sub-advisers may be appointed by the Adviser from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund.  Each of these affiliated sub-advisers is a registered investment adviser under the Investment Advisers Act of 1940.

The Fund’s primary sub-adviser is Invesco Senior Secured Management, Inc. (“ISSM”).  ISSM is one of the largest institutional managers of bank loans, with $18 billion under management or supervision as of September 30, 2010.  Its principal office is located at 1166 Avenue of the Americas, New York, NY 10036.

The other sub-advisers to the Fund are Invesco Asset Management Deutschland GmbH (“Invesco Deutschland”); Invesco Asset Management Limited (“Invesco Asset Management”); Invesco Asset Management (Japan) Limited (“Invesco Japan”); Invesco Australia Limited (“Invesco Australia”); Invesco Hong Kong Limited (“Invesco Hong Kong”); and Invesco Trimark Ltd. (“Invesco Trimark”).  Each affiliated sub-adviser is an indirect wholly owned subsidiary of Invesco Ltd.  See “Investment Adviser and Sub-Advisers.”

The Adviser will receive a monthly fee at the annual rate of [___]% of the average daily value of the Fund’s Managed Assets.  During periods when the Fund is using leverage, the fees paid to the Adviser will be higher than if the Fund did not use leverage because the fees paid will be calculated on the basis of the Fund’s Managed Assets, which includes the assets purchased through leverage.  See “Management of the Fund—Investment Advisory Agreement.”

The only fees payable to the sub-advisers under the sub-advisory agreement are for providing discretionary investment management services.  For such services, the Adviser will pay each sub-adviser a fee, computed daily and paid monthly, equal to (i) 40% of the monthly compensation that the Adviser receives from the Trust, multiplied by (ii) the fraction equal to the net assets of the Fund as to which such sub-adviser shall have provided discretionary investment management services for that month divided by the net assets of the Fund for that month.  In no event shall the aggregate monthly fees paid to the sub-advisers under the sub-advisory agreement exceed 40% of the monthly compensation that the Adviser receives from the Fund pursuant to its advisory agreement with the Fund, as reduced to reflect contractual or voluntary fees waivers or expense limitations by the Adviser, if any.  See “Management of the Fund—Master Sub-Advisory Agreement.”

Administrator
The Fund and the Adviser have entered into a Master Administrative Services Agreement (“Administrative Services Agreement”) pursuant to which the Adviser performs or arranges for the provision of certain accounting and other administrative services to the Fund, which are not required to be performed by the Adviser under the Advisory Agreement.  The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Fund’s Board of Trustee, including the Independent Trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, the Adviser is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board.  The Adviser will be reimbursed for the services of its principal financial officer and her staff and any expenses related to fund accounting services.  See “Management of the Fund—Administrator.”

Distributions
Commencing with the Fund’s initial dividend, the Fund intends to make regular [monthly] cash distributions of all or a portion of its net investment income to common shareholders.  The Fund expects to declare the initial monthly dividend on the Fund’s common shares within approximately [45] days after completion of this offering and to pay that initial [monthly] dividend approximately [90] days after completion of this offering.  The Fund will distribute to common shareholders at least annually all or substantially all of its net investment income after the payment of dividends and interest, if any, owed with respect to any outstanding preferred shares and/or borrowing or other forms of leverage utilized by the Fund.  The Fund intends to pay any capital gains distributions at least annually.  If the Fund realizes a long-term capital gain, it will be required to allocate such gain between the common shares and any preferred shares issued by the Fund in proportion to the total dividends paid to each class for the year in which the income is realized.  See “Distributions” and “Leverage.”

Various factors will affect the level of the Fund’s income, including the asset mix, the average maturity of the Fund’s portfolio, the amount of leverage utilized by the Fund and the Fund’s use of hedging.  To permit the Fund to maintain a more stable monthly distribution, the Fund may from time to time distribute less than the entire amount of income earned in a particular period.  The undistributed income would be available to supplement future distributions.  As a result, the distributions paid by the Fund for any particular monthly period may be more or less than the amount of income actually earned by the Fund during that period.  Undistributed income will add to the Fund’s net asset value (and indirectly benefits the Adviser by increasing its fees) and, correspondingly, distributions from undistributed income will reduce the Fund’s net asset value.  See “Distributions.”

Cash distributions to holders of common shares may be reinvested under the Fund’s dividend reinvestment plan in additional whole and fractional shares if you or your representative elect (“opt-in”) to enroll in the dividend reinvestment plan.  See “Distributions” and “Dividend Reinvestment Plan.”

Listing
The Fund’s common shares have been approved for listing on the [_________] Stock Exchange, subject to notice of issuance.  The trading or “ticker” symbol of the common shares is “[____].” See “Description of Shares—Common Shares.”

Custodian	[_______________] (the “Custodian”) will serve as custodian for the Fund. The principal business address of the Custodian is [_______________]. See “Custodian.”
Dividend Paying Agent, Transfer Agent and Registrar
[__________________]. (together, the “Transfer Agent”) will act as the Fund’s dividend paying agent, transfer agent and the registrar for the Fund’s common shares.  The principal address of the Transfer Agent is [_____________________].  See “Dividend Paying Agent, Transfer Agent and Registrar.”

Risks
No Operating History.  The Fund is a newly organized, diversified, closed-end management investment company with no operating history upon which prospective investors can evaluate the likely performance of the Fund.  The performance of other funds advised by the Adviser or its affiliates should not be relied upon as an indication or prediction of the performance of the Fund. Such other funds may have significantly different characteristics, including structures, use of leverage, portfolio composition, investment objectives, and management personnel when compared to the Fund. The Fund’s common shares have no history of public trading. See “Risks—No Operating History.”

Net Asset Value Discount Risk.  Frequently, shares of closed-end investment companies, such as the Fund, trade at a price below their net asset value, commonly referred to as a “discount.”  Common shares of closed-end investment companies like the Fund have traded at prices higher than their net asset value during some periods, and have traded at prices lower than their net asset value during other periods. The Fund cannot assure you that its common shares will trade at a price higher than or equal to its net asset value. The Fund’s net asset value will be reduced immediately following this offering by the sales load and the amount of offering expenses paid by the Fund. See “Use of Proceeds.”  It is likely that, from time to time following the offering, the Fund’s shares will trade at a discount to their net asset value.  Because the market price of the Fund’s shares may be determined by factors other than its net asset value, such as distribution levels, which are in turn affected by expenses, distribution stability, liquidity and market supply and demand, there is an increased risk that the Fund will trade below its offering price for a period following the offering. Therefore, there is an added risk to investors who may sell their shares shortly after the offering. Before making an investment decision, a prospective investor should consider the suitability of this investment with respect to the investor’s investment objectives and personal situation.  The common shares are designed primarily for long-term investors; you should not purchase common shares of the Fund if you intend to sell them shortly after purchase.  The costs and expenses of any offering of preferred shares and/or notes and/or any borrowing would result in further dilution, as described under “Leverage.”  See “Risks—Net Asset Value Discount Risk,” “Description of Shares—Common Shares” and “Repurchase of Common Shares.”

Investment and Market Risk. An investment in the Fund’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund’s common shares represents an indirect investment in the portfolio of Senior Secured Loans and Other Investments owned by the Fund, and market risk reflects the risk that the value of these securities may fluctuate over time, sometimes rapidly and unpredictably.  At any point in time, an investment in the Fund’s common shares may be worth less than the original amount invested, even after taking into account distributions paid by the Fund and the ability of shareholders to reinvest dividends. The Fund anticipates using leverage, which will magnify the Fund’s investment, market and certain other risks. See “Risks—Investment and Market Risk” and “Risks—Leverage Risk.”

Senior Secured Loans Risk.  Under normal market conditions, the Fund will invest at least 85% of its Managed Assets in Senior Secured Loans and secured bonds.  This policy is not fundamental and may be changed by the Board of Trustees of the Fund with at least 60 days’ written notice provided to shareholders.  Senior Secured Loans hold the most senior position in the capital structure of a business entity, are secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the Borrower. Senior Secured Loans are usually rated below investment grade or may be unrated. As a result, the risks associated with Senior Secured Loans are similar to the risks of below investment grade securities, although Senior Secured Loans are senior and secured in contrast to other below investment grade securities, which are often subordinated or unsecured. Nevertheless, if a Borrower under a Senior Secured Loan defaults or goes into bankruptcy, the Fund may recover only a fraction of what is owed on the Senior Secured Loan or nothing at all. Senior Secured Loans are subject to a number of risks described elsewhere in this Prospectus, including credit risk, liquidity risk and management risk. See “Risks—Below Investment Grade Securities Risk,” “—Credit Risk” and “—Liquidity Risk.”

There may be less readily available and reliable information about most Senior Secured Loans than is the case for many other types of securities, including securities issued in transactions registered under the Securities Act of 1933, as amended (the “Securities Act”), or registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). As a result, the Adviser and ISSM will rely primarily on their own evaluation of a Borrower’s credit quality rather than on any available independent sources. Therefore, the Fund will be particularly dependent on the analytical abilities of the Adviser and ISSM.

The Fund will typically invest in Senior Secured Loans rated below investment grade, which are considered speculative because of the credit risk of their issuers. Such companies are more likely than investment grade issuers to default on their payments of interest and principal owed to the Fund, and such defaults could reduce the Fund’s net asset value and income distributions. An economic downturn would generally lead to a higher non-payment rate, and a Senior Secured Loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a Senior Secured Loan may decline in value or become illiquid, which would adversely affect the Senior Secured Loan’s value.

Certain Senior Secured Loans may be illiquid, which may make it difficult to value them. Illiquidity and adverse market conditions may mean that the Fund may not be able to sell Senior Secured Loans quickly or at a fair price. To the extent that a secondary market does exist for certain Senior Secured Loans, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

Senior Secured Loans and other variable rate debt instruments are subject to the risk of payment defaults of scheduled interest or principal. Such payment defaults would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. See “Risks—Credit Risk.” Similarly, a sudden and significant increase in market interest rates may increase the risk for payment defaults and cause a decline in the value of these investments and in the Fund’s net asset value. Other factors (including, but not limited to, rating downgrades, credit deterioration, a disparity in supply and demand of certain securities or market conditions that reduce liquidity) can reduce the value of Senior Secured Loans and other debt obligations, impairing the Fund’s net asset value.

Although the Senior Secured Loans in which the Fund will invest will be secured by collateral, there can be no assurance that such collateral could be readily liquidated or that the liquidation of such collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal. In the event of the bankruptcy or insolvency of a Borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Senior Secured Loan. In the event of a decline in the value of the already pledged collateral, if the terms of a Senior Secured Loan do not require the Borrower to pledge additional collateral, the Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the Borrower’s obligations under the Senior Secured Loans. To the extent that a Senior Secured Loan is collateralized by stock in the Borrower or its subsidiaries, such stock may lose some or all of its value in the event of the bankruptcy or insolvency of the Borrower. Those Senior Secured Loans that are under-collateralized involve a greater risk of loss.

Some Senior Secured Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the Senior Secured Loans to presently existing or future indebtedness of the Borrower or take other action detrimental to lenders, including the Fund. Such court action could, under certain circumstances, include invalidation of Senior Secured Loans.

If state or federal legislation or regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of Senior Secured Loans for investment by the Fund may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain Borrowers. This would increase the risk of default.

If legislation or federal or state regulations require financial institutions to increase their capital requirements this may cause financial institutions to dispose of Senior Secured Loans that are considered highly leveraged transactions. Such sales could result in prices that, in the opinion of the Adviser and ISSM, do not represent fair value. If the Fund attempts to sell a Senior Secured Loan at a time when a financial institution is engaging in such a sale, the price the Fund could get for the Senior Secured Loan may be adversely affected.

The Fund may acquire Senior Secured Loans through assignments or participations. The Fund will typically acquire Senior Secured Loans through assignment and may elevate a participation interest into an assignment as soon as practicably possible. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions.  The Adviser and ISSM have adopted procedures and guidelines to mitigate credit and counterparty risk in the atypical situation when the Fund must acquire a Senior Secured Loan through a participation.  The Adviser and/or ISSM will regularly review each counterparty for, among other things, financial strength and stability. In purchasing participations, the Fund generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement against the Borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the Borrower and the institution selling the participation. Further, in purchasing participations in lending syndicates, the Fund will not be able to conduct the due diligence on the Borrower or the quality of the Senior Secured Loan with respect to which it is buying a participation that the Fund would otherwise conduct if it were investing directly in the Senior Secured Loan, which may result in the Fund being exposed to greater credit or fraud risk with respect to the Borrower or the Senior Secured Loan than the Fund expected when initially purchasing the participation.

The Fund may obtain exposure to Senior Secured Loans through the use of Derivatives, which have become increasingly available. The Fund may utilize these instruments and similar instruments that may be available in the future. Derivatives transactions involve the risk of loss due to unanticipated adverse changes in securities prices, interest rates, the inability to close out a position, imperfect correlation between a position and the desired hedge, tax constraints on closing out positions and portfolio management constraints on securities subject to such transactions. The potential loss on Derivatives may be substantial relative to the initial investment therein. The Fund may also be subject to the risk that the counterparty in a Derivatives transaction will default on its obligations. See “The Fund’s Investments—Portfolio Composition—Senior Secured Loans” and “Risks—Senior Secured Loans Risk.”

Second Lien Loans and Unsecured Loans Risk.  The Fund may invest, in the aggregate, up to 15% of its Managed Assets (together with Other Investments) in Second Lien Loans or Unsecured Loans. Second Lien Loans generally are subject to similar risks as those associated with investments in Senior Secured Loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a Second Lien Loan, the first priority lien holder has first claim to the underlying collateral of the loan. Second Lien Loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior unsecured or senior secured obligations of the Borrower. This risk is generally higher for subordinated Unsecured Loans, which are not backed by a security interest in any specific collateral. Second Lien Loans generally have greater price volatility than Senior Secured Loans and may be less liquid.  See “The Fund’s Investments—Portfolio Composition—Second Lien Loans” and “Risks—Second Lien Loans Risk.”

Below Investment Grade Securities Risk.  The Fund anticipates that it will invest the majority of its assets in Senior Secured Loans, Second Lien Loans and Other Investments that are rated below investment grade. Below investment grade securities are commonly referred to as “junk” or high yield securities and are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Lower grade securities may be particularly susceptible to economic downturns. It is likely that a prolonged or deepening economic recession could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon, increase the incidence of default for such securities and severely disrupt the market value of such securities.

Securities that are in the medium- and lower-grade categories generally offer higher yields than those of higher-grade securities of similar maturity, but they also generally involve greater risks, such as greater credit risk, greater market risk and volatility, greater liquidity concerns and potentially greater management risk.  Recognized rating agencies generally describe the credit quality of non-investment-grade securities as “speculative” with respect to the issuer’s continuing ability to pay interest and principal.  The Fund may incur higher expenses to protect the Fund’s interest in lower-grade securities. The credit risks and market prices of such securities generally are more sensitive to negative issuer developments, such as reduced revenues or increased expenditures, or adverse economic conditions, such as a recession, than are higher-grade securities.

The markets for lower-grade securities may be less liquid than the markets for higher-grade securities. Liquidity relates to the ability of a fund to sell a security in a timely manner at a price that reflects the value of that security. To the extent that there is no established secondary market for some of the lower-grade securities in which the Fund may invest, trading in such securities may be relatively inactive. Prices of lower-grade securities may decline rapidly in the event that a significant number of holders decide to sell. Changes in expectations regarding an individual issuer of lower-grade securities could reduce market liquidity for such securities generally, and could make their sale by the Fund more difficult, at least in the absence of price concessions. The effects of adverse publicity and investor perceptions may be more pronounced for securities for which no established secondary market exists as compared with the effects on securities for which such a market does exist. An economic downturn or an increase in interest rates could severely disrupt the market for such securities, and adversely affect the value of those securities and the ability of the issuers to repay principal and interest. Further, the Fund may have more difficulty selling such securities in a timely manner and at their stated value than would be the case for securities for which an established secondary market does exist.  See “The Fund’s Investments—Portfolio Composition—Below Investment Grade Securities” and “Risks—Below Investment Grade Securities Risk.”

Liquidity Risk.  The Fund may invest all or a portion of its Managed Assets in securities that are considered illiquid.  “Illiquid securities” are securities that cannot be sold within seven days in the ordinary course of business at approximately the price at which they are valued by the Fund. The Fund may not be able to readily dispose of such securities at prices that approximate those at which the Fund could sell such securities if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. Limited liquidity can also affect the market price of securities, thereby adversely affecting the Fund’s net asset value and ability to make dividend distributions.

The markets for corporate loans may experience periods of illiquidity.  During such periods of illiquidity, the Fund may not be able to sell assets in its portfolio or may only be able to do so at unfavorable prices.  This risk can adversely impact the value of the Fund’s portfolio and may be difficult to hedge against.  See “Risks—Liquidity Risk.”

Credit Risk.  Credit risk refers to an issuer’s ability to make timely payment of interest and principal. The ability of issuers of debt securities to make timely payments of interest and principal may be adversely impacted during general economic downturns. Such nonpayment would result in a reduction of income to the Fund, and could result in a reduction in the value of the securities experiencing nonpayment and could potentially decrease the net asset value of the Fund.

While a senior position in the capital structure of a Borrower may provide some protection with respect to the Fund’s investments in Senior Secured Loans, losses may still occur because the market value of Senior Secured Loans is affected by the creditworthiness of Borrowers and by general economic and specific industry conditions. To the extent the Fund invests in below investment grade securities, it will be exposed to a greater amount of credit risk than a fund that invests in investment grade securities. The prices of lower grade securities are more sensitive to negative developments, such as a decline in the issuer’s revenues or a general economic downturn, than are the prices of higher-grade securities. Securities of below investment grade quality are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due and therefore involve a greater risk of default. In addition, the Fund may use credit derivatives, which may expose it to additional risk in the event that the securities underlying the derivatives default. See “Risks—Credit Risk.”

Interest Rate Risk.  Due to the floating or variable rate feature of Senior Secured Loans, the Fund can normally be expected to have less significant interest rate-related fluctuations in its net asset value per share than investment companies investing primarily in fixed income securities (other than money market funds and some short term bond funds).  When interest rates decline, the value of a fixed income portfolio can normally be expected to rise.  Conversely, when interest rates rise, the value of a fixed income portfolio can normally be expected to decline.  Although the income available to the Fund will vary, the Adviser expects the Fund’s policy of acquiring interests in Senior Secured Loans may minimize fluctuations in net asset value of the Fund resulting from changes in market interest rates.

Nevertheless, because floating or variable rates on Senior Secured Loans only reset periodically, changes in prevailing interest rates can be expected to cause some fluctuations in the Fund’s net asset value.  Similarly, a sudden and significant increase in market interest rates may cause a decline in the Fund’s net asset value.  In addition, Senior Secured Loans may allow the Borrower to opt between LIBOR-based interest rates and interest rates based on bank prime rates, which may have an impact on the Fund’s net asset value.  A material decline in the Fund’s net asset value may impair the Fund’s ability to maintain required levels of asset coverage.  See “Risks—Interest Rate Risk.”

Leverage Risk.  The use of leverage by the Fund would create three major types of risks for shareholders.  First, the likelihood of greater volatility of net asset value and market price of common shares, because changes in value of the Fund’s portfolio (including changes in the value of any interest rate swap, if applicable) are borne entirely by the common shareholders. Second, the possibility either that share income will fall if the interest rate on any borrowings or the dividend rate on any preferred shares issued rises, or that share income and distributions will fluctuate because the interest rate on any borrowings or the dividend rate on any preferred shares issued varies. Third, if the Fund uses leverage, the Fund may not be permitted to declare dividends or other distributions with respect to its common shares or purchase its capital stock, unless at the time thereof the Fund meets certain asset coverage requirements.
The Adviser and ISSM may determine to use leverage if it deems such action to be appropriate in the circumstances. In the event the Fund uses leverage, the fees paid to the Adviser for investment advisory services and for administrative services will be higher than if the Fund did not use leverage, because the fees paid will be calculated on the basis of the Fund’s net assets, including proceeds from issuance of preferred shares, commercial paper or borrowings, which may create an incentive to leverage the Fund. See “Leverage” and “Risks—Leverage Risk.”

Reinvestment Risk.  Preferred shares may have a limited term and there is the potential for early redemption.  Similarly, borrowing and notes will have a limited maturity.  Accordingly,  holders of common shares may face an increased reinvestment risk, which is the risk that any replacement leverage may have higher costs to common shareholders than the initial leverage. Similarly, the return on investments purchased with the proceeds of any leverage that replaces the initial leverage may be lower than the return previously obtained from the initial leverage.  This risk may be greater than in funds that employ longer-term forms of leverage.  There is no guarantee that the Fund will replace the leverage attributable to initial leverage at the expiration of its term, or that it will be able to replace the initial leverage on comparable terms. See “Leverage” and “Risks—Reinvestment Risk.”

Counterparty Risk.  Counterparty risk refers to the risk that the counterparty to an agreement (e.g., swaps) will not live up to its obligations.  Changes in the credit quality of the companies that serve as the Fund’s counterparties with respect to derivatives, swaps or other transactions supported by another party’s credit will affect the value of those instruments.  By using derivatives, swaps or other transactions, the Fund assumes the risk that its counterparties could experience financial hardships. In the event of the insolvency of a counterparty, the Fund may sustain losses or be unable to liquidate a derivative or swap position.

The Adviser and ISSM will monitor the financial stability of counterparties in an effort to protect the Fund’s investments.  Where the obligations of the counterparty are guaranteed, the Adviser and ISSM will monitor the financial stability of the guarantor instead of the counterparty. The Fund’s current obligations under a swap agreement are to be accrued daily (on a net basis), and the Fund maintains cash or liquid assets in an amount equal to amounts owed to a swap counterparty (some of these assets may be segregated to secure the swap counterparty).

The Fund will not enter into a transaction with any single counterparty if the net amount owed or to be received under existing transactions under the swap agreements with that counterparty would exceed 5% of the Fund’s net assets determined on the date the transaction is entered into.  See “Risks—Counterparty Risk.”

Prepayment Risk.  During periods of declining interest rates, Borrowers may exercise their option to prepay principal earlier than scheduled, thereby affecting the investment’s average life and perhaps its yield. For fixed rate securities, such payments often occur during periods of declining interest rates, forcing the Fund to reinvest in lower yielding securities, resulting in a possible decline in the Fund’s income and distributions to shareholders. This is known as prepayment or “call” risk. An issuer may redeem a below investment grade security if, for example, the issuer can refinance the debt at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer. Below investment grade securities frequently have call features that allow the issuer to redeem the security at dates prior to its stated maturity at a specified price (typically greater than par) only if certain prescribed conditions are met (“call protection”). Senior Secured Loans and Second Lien Loans typically do not have call protection. For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be enhanced. See “Risks—Prepayment Risk.”

Inflation/Deflation Risk.  Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the common shares and distributions on the common shares can decline. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to shareholders. Deflation risk is the risk that prices throughout the economy decline over time—the opposite of inflation. Deflation may have an adverse affect on the creditworthiness of issuers and may make issuer defaults more likely, which may result in a decline in the value of the Fund’s portfolio.  Although the income available to the Fund will vary, the Adviser expects the Fund’s policy of acquiring interests in Senior Secured Loans may help to minimize the effect of fluctuations in net asset value of the Fund resulting from changes in inflation or deflation rates.  See “Inflation/Deflation Risk.”

Structured Products Risk. The Fund may invest, in the aggregate, up to 15% of its Managed

Assets (together with Other Investments) in CLO Securities, structured notes, credit linked notes and Derivatives, including credit derivatives, all of which are structured products. Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk.

The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter-term financing to purchase longer-term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining short-term financing, which may adversely affect the value of the structured products owned by the Fund.

CLO Securities are subject to operational, credit, liquidity and interest rate risks.  Issuers of CLO Securities may acquire interests in loans and other debt obligations by way of assignment or participation.  The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution.  In purchasing participations, an issuer of CLO Securities will usually have a contractual relationship only with the selling institution, and not the borrower.  The issuer generally will have no right directly to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, nor have the right to object to certain changes to the loan agreement agreed to by the selling institution.  The issuer may not directly benefit from the collateral supporting the related loan and may be subject to any rights of set-off the borrower has against the selling institution.  In addition, in the event of the insolvency of the selling institution, under U.S. federal and state laws, the issuer may be treated as a general creditor of such selling institution, and may not have any exclusive or senior claim with respect to the selling institution’s interest in, or the collateral with respect to, the loan.  Consequently, the issuer may be subject to the credit risk of the selling institution as well as of the borrower.

CLO Securities are also subject to interest rate risk and day count basis risk.  The underlying assets of the issuer (“CLO Collateral”) of CLO Securities may bear interest at a fixed or floating rate while the CLO Securities issued by such issuer may bear interest at the opposite kind of rate.  As a result, there could be an interest rate mismatch between such CLO Securities and CLO Collateral, where the CLO Collateral bears interest that is, at certain times, insufficient to adequately collateralize the CLO Securities.  There may be a timing mismatch between the CLO Securities and CLO Collateral assets that bear interest at a floating rate as the interest rate on such assets bearing interest at a floating rate may adjust more frequently or less frequently and/or on different dates and/or based on different indices than the interest rates on the CLO Securities.  As a result of such mismatches, an increase or decrease in the level of the floating rate indices could adversely impact the ability to make payments on the CLO Securities.  In addition, hedges may have been acquired to manage the interest rate risk of such CLO Securities, making such CLO Securities also subject to the credit risk of the applicable hedge counterparty.

Where the Fund’s investments in structured notes are based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations.  Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero, and any further changes in the reference instrument may then reduce the principal amount payable on maturity.  Structured notes may be less liquid than other types of securities and more volatile than the reference instrument or security underlying the note.  See “The Fund’s Investments—Portfolio Composition” and “Risks—Structured Products Risk.”

Swap Risk. The Fund may also invest in swaps, including credit default swaps, total return swaps, and interest rate swaps. Common risks associated with swap agreements include:

Liquidity Risk:  The risk that a particular swap is difficult to sell or liquidate. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

Pricing Risk:  The risk that a particular swap becomes extraordinarily expensive (or cheap) relative to historical prices or the prices of corresponding underlying instruments.

Interest Rate Risk:  Interest rate swaps could result in losses if changes in interest rates are not correctly anticipated by the Fund.

Basis Risk:  The risk that offsetting investments in a hedging strategy will not experience price changes in entirely opposite directions from each other. This imperfect correlation between the two investments causes the potential for excess gains or losses in a hedging strategy.

Tax Risks:  For a discussion of the tax considerations relating to swap agreements, see “Risks—Swap Risk.”

Counterparty Risk:  Swaps are generally governed by a single master agreement for each counterparty. Counterparty risk refers to the risk that the counterparty under the swap agreement will not live up to its obligations. A swap agreement may not contemplate delivery of collateral to support a counterparty’s contractual obligation; therefore, the Fund might need to rely on contractual remedies to satisfy the counterparty’s obligation. As with any contractual remedy, there is no guarantee that the Fund would be successful in pursuing such remedies, particularly in the event of the counterparty’s bankruptcy. See “Risks—Swap Risk.”

Credit Derivatives Risk.  The use of credit derivatives is a highly specialized activity that involves strategies and risks different from those associated with ordinary portfolio security transactions. If the Adviser is incorrect in its forecasts of default risks, counterparty risk market spreads or other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these techniques were not used. Moreover, even if the Adviser is correct in its forecasts, there is a risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being protected. The Fund’s risk of loss in a credit derivative transaction varies with the form of the transaction. For example, if the Fund sells a default swap on a security, it would collect periodic fees from the buyer and would profit if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the Fund would be required to pay an agreed upon amount to the buyer (which may be the entire notional amount of the swap) if the reference entity defaults on the reference security. Credit default swap agreements involve greater risks than if the Fund invested in the reference obligation directly. See “Risks—Credit Derivatives Risk.”

Non-U.S. Securities Risk.  The Fund may invest in U.S. dollar denominated securities, including Senior Secured Loans and Second Lien Loans, of non-U.S. issuers or Borrowers (“Non-U.S. Securities”). Investing outside the United States may involve greater risks than investing in the United States.  These risks include: (i) less publicly available information; (ii) varying levels of governmental regulation and supervision; and (iii) the difficulty of enforcing legal rights in a foreign jurisdiction and uncertainties as to the status, interpretation and application of laws.  Moreover, foreign companies are generally not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to United States companies.

Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.  Delays in settlement could result in periods when assets of the Fund are uninvested and no return is earned thereon.  The inability of the Fund to make intended purchases due to settlement problems or the risk of intermediary counterparty failures could cause the Fund to miss investment opportunities.  The inability to dispose of a portfolio investment due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of such portfolio investments or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.  Transaction costs of buying and selling foreign securities, including brokerage, tax and custody costs, also are generally higher than those involved in domestic transactions.  Furthermore, foreign financial markets, while generally growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies.

The economies of individual non-U.S. countries also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, volatility of currency exchange rates, depreciation, capital reinvestment, resources self-sufficiency and balance of payments position.

The Fund’s investments consisting of obligations of non-U.S. obligors may be subject to various laws enacted in their home countries for the protection of debtors or creditors, which could adversely affect the Fund’s ability to recover amounts owed.  These insolvency considerations will differ depending on the country in which each obligor is located and may differ depending on whether the obligor is a non sovereign or a sovereign entity.  See “Risks—Non-U.S. Securities Risk.”

Lender Liability Risk.  A number of U.S. judicial decisions have upheld judgments of Borrowers against lending institutions on the basis of various evolving legal theories, collectively termed “lender liability.”  Generally, lender liability is founded on the premise that a lender has violated a duty (whether implied or contractual) of good faith, commercial reasonableness and fair dealing, or a similar duty owed to the Borrower or has assumed an excessive degree of control over the Borrower resulting in the creation of a fiduciary duty owed to the Borrower or its other creditors or shareholders. Because of the nature of its investments, the Fund may be subject to allegations of lender liability.

In addition, under common law principles that in some cases form the basis for lender liability claims, if a lender or bondholder (a) intentionally takes an action that results in the undercapitalization of a Borrower to the detriment of other creditors of such Borrower, (b) engages in other inequitable conduct to the detriment of such other creditors, (c) engages in fraud with respect to, or makes misrepresentations to, such other creditors or (d) uses its influence as a stockholder to dominate or control a Borrower to the detriment of other creditors of such Borrower, a court may elect to subordinate the claim of the offending lender or bondholder to the claims of the disadvantaged creditor or creditors, a remedy called “equitable subordination.”

Because affiliates of, or persons related to, the Adviser may hold equity or other interests in obligors of the Fund, the Fund could be exposed to claims for equitable subordination or lender liability or both based on such equity or other holdings.  There is also a risk that the agent for the banks in the syndicate may take action that will result in claims of lender liability against the Fund, even if the Fund did not approve the action.  See “Risks—Lender Liability Risk.”

Potential Conflicts of Interest Risk.  The Adviser will be subject to certain conflicts of interest in its management of the Fund. These conflicts will arise primarily from the involvement of the Adviser and its affiliates in other activities that may conflict with those of the Fund. The Adviser and its affiliates engage in a broad spectrum of activities. In the ordinary course of their business activities, the Adviser and its affiliates may engage in activities where the interests of certain divisions of the Adviser and its affiliates or the interests of their clients may conflict with the interests of the Fund or the shareholders of the Fund. Other present and future activities of the Adviser and its affiliates may give rise to additional conflicts of interest that may have a negative impact on the Fund.

In addressing these conflicts and regulatory, legal and contractual requirements across its various businesses, Invesco and its affiliates have implemented certain policies and procedures (e.g., information walls). For example, Invesco and its affiliates may come into possession of material non-public information with respect to companies in which the Fund may be considering making an investment or companies that are Invesco’s and its affiliates’ advisory clients. As a consequence, that information, which could be of benefit to the Fund, could also restrict the Fund’s activities and the investment opportunity may otherwise be unavailable to the Fund. Additionally, the terms of confidentiality or other agreements with or related to companies in which any fund managed by Invesco or its affiliates has or has considered making an investment or which is otherwise an advisory client of Invesco and its affiliates may restrict or otherwise limit the ability of the Fund to make investments in such companies.

Furthermore, because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Fund  In addition, a conflict of interest could exist to the extent the Adviser has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Adviser’s employee benefits and/or deferred compensation plans.  The portfolio manager may have an incentive to favor these accounts over others.  If the Adviser, on behalf of the Fund, engages in short sales of securities of the type in which the Adviser invests for other accounts, the Adviser could be seen as harming the performance of those accounts for the benefit of the Fund, if the short sales caused the market value of the securities to fall.  The Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.  See “Risks—Potential Conflicts of Interest Risk.”

Limitation on Transactions with Affiliates Risk.  Absent an exemption from the Securities and Exchange Commission (the “SEC”) or other regulatory relief, the Fund is generally precluded from effecting certain principal transactions with affiliated brokers, and its ability to purchase securities being underwritten by an affiliated broker or syndicate including an affiliated broker or to utilize affiliated brokers for agency transactions is subject to restrictions. This could limit the Fund’s ability to engage in securities transactions and take advantage of market opportunities. Certain broker-dealers, including [INSERT AFFILIATES OF UNDERWRITERS], are considered to be affiliated persons of the Fund or the Adviser under the Investment Company Act. In addition, until the underwriting syndicate is broken in connection with the initial public offering of the common shares, the Fund will be precluded from effecting principal transactions with brokers who are members of the syndicate. See “Limitation on Transactions with Affiliates Risk.”

Dependence on Key Personnel Risk.  The Adviser and ISSM are dependent upon the experience and expertise of certain key personnel in providing services with respect to the Fund’s investments. If the Adviser or ISSM were to lose the services of these individuals, their ability to service the Fund could be adversely affected. As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques for the Fund’s portfolio and the Fund’s performance may lag behind that of similar funds. The Adviser has informed the Fund that the investment professionals associated with the Adviser and ISSM are actively involved in other investment activities not concerning the Fund and will not be able to devote all of their time to the Fund’s business and affairs. In addition, individuals not currently associated with the Adviser and ISSM may become associated with the Fund and the performance of the Fund may also depend on the experience and expertise of such individuals. See “Dependence on Key Personnel Risk.”

Government Intervention in the Financial Markets.  Instability in the financial markets in 2008 led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests or the issuers of such instruments in ways that are unforeseeable.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund’s portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Adviser and ISSM will monitor developments and seek to manage the Fund’s portfolio in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so. See “Risks—Government Intervention in Financial Markets.”

Legislation and Regulatory Risk.  At any time after the date of this Prospectus, legislation or additional regulations may be enacted that could negatively affect the assets of the Fund or the issuers of such assets.  Changing approaches to regulation may have a negative impact on the entities and/or securities, including derivatives, in which the Fund invests. For example, as a result of the Dodd-Frank Wall Street Reform and Consumer Protection Act (passed into law in July 2010), derivatives may be subject to increased regulation in the future.  Legislation or regulation may also change the way in which the Fund itself is regulated. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Fund or will not impair the ability of the Fund to achieve its investment objective.  See “Risks—Legislation and Regulatory Risk.”

Anti-Takeover Provisions.  The Fund’s Agreement and Declaration of Trust and Bylaws may be amended to include provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end status and delay or limit the ability of other persons to acquire control of the Fund. These provisions could deprive the common shareholders of opportunities to sell their common shares at a premium over the then-current market price of the common shares or at net asset value. The Fund’s Board of Trustees has determined that these provisions are in the best interests of long-term shareholders generally.  See “Risks—Anti-Takeover Provisions” and “Certain Provisions in the Agreement and Declaration of Trust.”

SUMMARY OF FUND EXPENSES

                   The purpose of the following table and the example below is to help you understand all fees and expenses that you, as a holder of common shares, would bear directly or indirectly. The expenses shown in the table under “Other expenses” and “Total annual expenses” are based on estimated amounts for the Fund’s annual operations and assume that the Fund issues approximately [_________] common shares. The following table also assumes the Fund issues preferred shares and/or incurs loans with an aggregate liquidation value and/or principal amount in an amount equal to [50]% of the Fund’s Managed Assets (after the leverage is incurred) and shows Fund expenses as a percentage of net assets attributable to common shares.

Shareholder Transaction Expenses
Sales load paid by you (as a percentage of common share offering price)	[____]%
Offering expenses borne by the Fund (as a percentage of common share offering price)	[____]%(1)(2)
Dividend reinvestment plan fees	[None](3)

Percentage of Net Assets Attributable to Common Shares (Assumes Leverage Incurred)
Annual Expenses
Advisory fees	[____]%	(4)
Dividends on preferred shares and/or interest	[____]%
Other expenses	[____]%

Total annual expenses	[____]%

Example

                   As required by the relevant SEC regulations, the following example illustrates the expenses that you would pay on a $1,000 investment in the Fund’s common shares (including a sales load of $[____], estimated offering expenses of $[___], and, assuming (i) the Fund issues [___________] common shares in this offering, (ii) total annual expenses of [____]% of Managed Assets attributable to the Fund’s common shares in years one through ten, (iii) a 5% annual return and (iv) reinvestment of all dividends and distributions at net asset value.(5)

	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred	$[___]	$[___]	$[___]	$[___]

(1)  [The Adviser has agreed to pay all of the Fund’s organizational expenses and the Fund’s offering expenses (other than the sales load, but inclusive of the distribution assistance payment to [________]) in excess of $[____] per common share ([____]% of the common share offering price).]  Based on an offering of [________] common shares, the total offering costs are estimated to be $[________], $[________] of which would be borne by the Fund.

(2) The Adviser will pay certain qualifying underwriters a structuring fee or a structuring fee in connection with the offering. See “Underwriters—Additional Compensation to be Paid by the Adviser.”

(3) You will be charged a brokerage commission if you direct [_________], the dividend reinvestment plan administrator, to sell your common shares held in a dividend reinvestment account.

(4) The Adviser will receive a monthly fee at an annual rate of [___]% of the average daily value of the Fund’s Managed Assets.

(5)  The example should not be considered a representation of future expenses.  Actual expenses may be greater or less than those assumed.  The example assumes that the estimated “Other expenses” set forth in the Annual Expenses table are accurate, and that all dividends and distributions are reinvested at net asset value.  Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

THE FUND

                   The Fund is a newly organized, diversified, closed-end management investment company registered under the Investment Company Act.  The Fund was organized as a Delaware statutory trust on December 27, 2010 pursuant to an Agreement and Declaration of Trust governed by the laws of the State of Delaware.  The Fund has no operating history.  The Fund’s principal office is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309, and its telephone number is [__________].

The following provides information about the Fund’s outstanding shares as of [________], 2011:

Title of Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding Exclusive of the Amount Held by the Fund or for its Account
Common Shares	Unlimited	0	[_____________]

USE OF PROCEEDS

                   The net proceeds of this offering of common shares will be approximately $[_________] ($[_________]if the underwriters exercise the overallotment option in full) after payment of organizational costs and offering expenses.  The Fund will pay all of its offering expenses up to $[0.xx] per common share and the Adviser has agreed to pay (i) all of the Fund’s organizational expenses and (ii) the Fund’s offering expenses (other than the sales load, but inclusive of the distribution assistance payment to [_________]) in excess of $[0.xx] per share.  The Fund will invest the net proceeds of this offering in accordance with the Fund’s investment objectives and policies as stated below.  It is currently anticipate that the Fund will be able to invest substantially all of the net proceeds of this offering in securities that meet the Fund’s investment objectives and policies within approximately three months after the completion of this offering.  Pending such investment, it is anticipated that the proceeds will be invested in temporary investments.  See “The Fund’s Investments—Portfolio Composition—Temporary Strategies and Invest-Up Period.”

THE FUND’S INVESTMENTS

Investment Objectives

The Fund’s investment objective is to provide a high level of current income and, secondarily, capital preservation.  There can be no assurance that the Fund will achieve its investment objectives.  The Fund’s investment objectives may be changed by the Board of Trustees of the Fund on 60 days’ notice to shareholders.

Investment Strategies

Under normal market conditions, the Fund will invest at least 85% of its Managed Assets in Senior Secured Loans and secured bonds.  This policy is not fundamental and may be changed by the Board of Trustees of the Fund with at least 60 days’ written notice provided to shareholders.  “Managed Assets” means the total assets of the Fund (including any assets attributable to outstanding preferred shares or to senior securities representing debt, such as borrowings from banks or financial institutions) minus the sum of the Fund’s accrued liabilities (other than Fund liabilities incurred for the express purpose of creating leverage).

Senior Secured Loans are made to U.S. and, to a limited extent, non-U.S. Borrowers that operate in various industries and geographical regions.  Borrowers take out Senior Secured Loans to refinance existing debt and for acquisitions, dividends, leveraged buyouts, and general corporate purposes.  Senior Secured Loans pay interest at rates that are determined periodically on the basis of a floating base lending rate, primarily LIBOR (London Interbank Offered Rate), plus a premium.  Senior Secured Loans typically are of below investment grade quality.  Below investment grade quality securities (including Senior Secured Loans) are those that, at the time of investment, are rated Ba1 or lower by Moody’s and BB+ or lower by S&P or Fitch, or if unrated are determined by the Adviser or sub-advisers to be of comparable quality.  Below investment grade securities, commonly referred to as “junk” or “high yield” securities, are high-risk investments and have speculative characteristics.

The Fund may invest, in the aggregate, up to 15% of its Managed Assets in (i) Second Lien Loans, (ii) Unsecured Loans, (iii) Fixed Rate Senior Loans, (iv) CLO Securities, and (v) Derivatives referencing Senior Secured Loans, Second Lien Loans, Unsecured Loans, Fixed Rate Senior Loans, CLO Securities or a recognized index of loans on which transactions are executed in the credit derivatives.

The Fund may invest in debt securities, including Senior Secured Loans, of any credit quality, maturity and duration.  The Fund will invest principally in U.S. dollar denominated securities of U.S. issuers operating in any industry.  Any investment by the Fund in securities of non-U.S. entities will be denominated in U.S. dollars.  The Fund may also invest in swaps, including single name credit default swaps, single name loan credit default swaps, total return swaps, and interest rate swaps.

The Fund may invest all or a portion of its Managed Assets in securities that are considered illiquid.  “Illiquid securities” are securities that cannot be sold within seven days in the ordinary course of business at approximately the price at which they are valued by the Fund.

During temporary defensive periods or in order to keep the Fund’s cash fully invested, including during the period when the net proceeds of the offering of common shares are being invested, the Fund may deviate from its investment policies and objectives.  During such periods, the Fund may invest all or a portion of Managed Assets in affiliated money market funds or in the types of instruments in which those money market funds may invest; short-term U.S. Government securities; non-U.S. government securities that have received the highest investment grade credit rating; certificates of deposit issued against funds deposited in a bank or a savings and loan association; commercial paper; bankers’ acceptances; bank time deposits; credit linked notes; repurchase agreements with respect to any of the foregoing; asset-backed securities or any other fixed income securities that the Adviser or sub-advisers consider consistent with this strategy.  It is impossible to predict when, or for how long, the Fund will use these alternative strategies.  There can be no assurance that such strategies will be successful.  See “The Fund’s Investments—Portfolio Composition—Temporary Strategies and Invest-Up Period” in this prospectus and “Investment Policies and Techniques” in the Fund’s SAI.

Percentage limitations described in this prospectus are as of the time of investment by the Fund and may be exceeded because of changes in the market value or investment rating of the Fund’s assets or if a Borrower distributes equity securities as incident to the purchase or ownership of a Senior Secured Loan, Second Lien Loan or in connection with a reorganization of a Borrower

The Fund currently intends to use leverage consistent with the provisions of the Investment Company Act, which permits leverage through debt or borrowing of up to 33 1/3% of its Managed Assets and permits leverage through equity securities of up to 50% of its Managed Assets.  The Fund intends to use leverage to buy additional securities.  The Fund may use leverage through the issuance of preferred shares, commercial paper, borrowing, or a combination thereof.  The Fund may also borrow for temporary, emergency or other purposes as permitted under the Investment Company Act.

If the rate of return, after the payment of applicable expenses of the Fund, on the securities purchased by the Fund is greater than the dividends or interest paid by the Fund on its preferred shares and/or notes or interest paid on its borrowed money, the excess income may be used to pay higher dividends to holders of common shares.  However, the Fund cannot assure you that the use of leverage will result in a higher yield on the common shares.

When leverage is employed, the net asset value and market price of the common shares and the yield to holders of common shares will be more volatile.  During periods when the Fund is using leverage, the fees paid to the Adviser for advisory services and administrative service will be higher than if the Fund did not use leverage because the fees paid will be calculated on the basis of the Fund’s Managed Assets, which includes the assets attributable to money borrowed for investment purposes.  As such, the Adviser may have a financial incentive to increase the Fund’s use of leverage, which constitutes an inherent conflict of interest.  See “Leverage,” “Risks—Leverage Risk” and “Description of Shares—Preferred Shares.”

Portfolio Composition

                   The Fund’s portfolio will be composed principally of the following investments.  A more detailed description of the Fund’s investment policies and restrictions and more detailed information about the Fund’s portfolio investments are contained in the SAI.

Senior Secured Loans

                   Under normal market conditions, the Fund will invest at least 85% of its Managed Assets in Senior Secured Loans and secured bonds.  Senior Secured Loans hold the most senior position in the capital structure of the Borrower, are secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the Borrower.  Senior Secured Loans consist generally of obligations of Borrowers incurred for the purpose of reorganizing the assets and liabilities of a Borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes.  Senior Secured Loans are often obligations of Borrowers who have incurred a significant percentage of debt compared to equity issued and thus are highly leveraged.

           Senior Secured Loans may include both term loans, which are generally fully funded at the time of the Fund’s investment, and revolving loans, which may require the Fund to make additional investments in the loans as required under the terms of the loan agreement.  A revolving credit loan agreement may require the Fund to increase its investment in a loan at a time when the Fund might not otherwise have done so, even if the Borrower’s condition makes it unlikely that the loan will be repaid.

                   Senior Secured Loans typically have rates of interest which are determined daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium or credit spread.  As a result, as short-term interest rates increase, interest payable to the Fund from its investments in Senior Secured Loans should increase, and as short-term interest rates decrease, interest payable to the Fund from its investments in Senior Secured Loans should decrease.  Longer interest rate reset periods generally increase fluctuations in the Fund’s net asset value as a result of changes in market interest rates.  These base lending rates are primarily LIBOR and secondarily the prime rate offered by one or more major U.S. banks and the certificate of deposit rate or other base lending rates used by commercial lenders.

            Senior Secured Loans may not be rated by a rating agency.  The amount of public information available with respect to Senior Secured Loans will generally be less extensive than that available for registered or exchange-listed securities.  In evaluating the creditworthiness of Borrowers, the Adviser will consider, and may rely in part, on analyses performed by others.  To the extent that they are rated by a rating agency, many of the Senior Secured Loans in which the Fund will invest will have been assigned below investment grade ratings by independent rating agencies.  In the event Senior Secured Loans are not rated, they are likely to be the equivalent of below investment grade quality.  The Adviser and ISSM do not view ratings as the determinative factor in their investment decisions and rely more upon their credit analysis abilities than upon ratings.  The Adviser and ISSM may use an independent pricing service or prices provided by dealers to value loans and other credit securities at their market value.  The Adviser and ISSM will use the fair value method to value Senior Secured Loans or other securities if market quotations for them are not readily available or are deemed unreliable.  A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures.

Senior Secured Loan will generally be secured by collateral such as accounts receivable, inventory, equipment, real estate, intangible assets such as trademarks, copyrights and patents, and securities of subsidiaries or affiliates.  The value of the collateral generally will be determined by reference to financial statements of the Borrower, by an independent appraisal, by obtaining the market value of such collateral, in the case of cash or securities if readily ascertainable, or by other customary valuation techniques considered appropriate by the Adviser or sub-advisers.  The value of collateral may decline after the Fund’s investment, and collateral may be difficult to sell in the event of default.  Consequently, the Fund may not receive all the payments to which it is entitled.

                   The floating or variable rate feature of Senior Secured Loans is a significant difference from typical fixed-income investments that carry significant interest rate risk.  The Fund can normally be expected to have less significant interest rate-related fluctuations in its net asset value per share than investment companies investing primarily in fixed income securities (other than money market funds and some short term bond funds).  When interest rates decline, the value of a fixed income portfolio can normally be expected to rise.  Conversely, when interest rates rise, the value of a fixed income portfolio can normally be expected to decline.  Although the income available to the Fund will vary, the Adviser expects the Fund’s policy of acquiring interests in floating rate Senior Secured Loans may minimize fluctuations in net asset value of the Fund resulting from changes in market interest rates.  However, because floating or variable rates on Senior Secured Loans only reset periodically, changes in prevailing interest rates can be expected to cause some fluctuations in the Fund’s net asset value.  Similarly, a sudden and significant increase in market interest rates may cause a decline in the Fund’s net asset value.  A material decline in the Fund’s net asset value may impair the Fund’s ability to maintain required levels of asset coverage.  Other factors (including, but not limited to, rating downgrades, credit deterioration, a disparity in supply and demand of certain securities or market conditions that reduce liquidity) can reduce the value of Senior Secured Loans and other debt obligations, impairing the Fund’s net asset value.

                   The Fund may purchase and retain in its portfolio Senior Secured Loans where the Borrower has experienced, or may be perceived to be likely to experience, credit problems, including involvement in or recent emergence from bankruptcy court proceedings or other forms of debt restructuring.  Such investments may provide opportunities for enhanced income as well as capital appreciation, although they also will be subject to greater risk of loss.  At times, in connection with the restructuring of a Senior Secured Loan either outside of bankruptcy court or in the context of bankruptcy court proceedings, the Fund may determine or be required to accept equity securities or junior credit securities in exchange for all or a portion of a Senior Secured Loan.

Senior Secured Loans may be acquired by direct investment as a lender at the inception of the loan or by assignment of a portion of a Senior Secured Loan previously made to a different lender or by purchase of a participation interest.  If the Fund makes a direct investment in a loan as one of the lenders, it generally acquires the loan at par.  This means the Fund receives a return at the full interest rate for the loan.  If the Fund purchases a Senior Secured Loan on direct assignment, it typically succeeds to all the rights and obligations under the loan agreement of the assigning lender and becomes a lender under the loan agreement with the same rights and obligations as the assigning lender.  Investments in Senior Secured Loans on a direct assignment basis may involve additional risks to the Fund.  For example, if such loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

The Fund may also purchase, without limitation, participations in Senior Secured Loans.  A participation interest represents a fractional interest in a Senior Secured Loan held by the lender selling the Fund the participation interest.  In the case of participations, the Fund will not have any direct contractual relationship with the Borrower, the Fund’s rights to consent to modifications of the loan are limited and it is dependent upon the participating lender to enforce the Fund’s rights upon a default.  Loan participations typically represent direct participations in a loan to a Borrower, and generally are offered by banks, other financial institutions or lending syndicates.  The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender.  When purchasing loan participations, the Fund assumes the credit risk of both the Borrower and the institution that sells the participation.  The participation interests in which the Fund intends to invest may not be rated by any rating agency.

                   The Fund may be subject to the credit of both the agent and the lender from whom the Fund acquires a participation interest.  These credit risks may include delay in receiving payments of principal and interest paid by the Borrower to the agent or, in the case of a participation, offsets by the lender’s regulator against payments received from the Borrower.  In the event of the Borrower’s bankruptcy, the Borrower’s obligation to repay the Senior Secured Loan may be subject to defenses that the Borrower can assert as a result of improper conduct by the agent.  There can be no assurance that the liquidation of any collateral securing a Senior Secured Loan would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.  The collateral securing a Senior Secured Loan may lose all or substantially all of its value in the event of the bankruptcy or insolvency of a Borrower.  Some Senior Secured Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate such Senior Secured Loans to presently existing or future indebtedness of the Borrower or take other action detrimental to the holders of Senior Secured Loans including, in certain circumstances, invalidating such Senior Secured Loans or causing interest previously paid to be refunded to the Borrower.  If interest were required to be refunded, it could negatively affect the Fund’s performance.  See “Risks—Credit Risk”

                   Historically, Senior Secured Loans have not been registered with the SEC or any state securities commission or listed on any securities exchange.  As a result, the amount of public information available about a specific Senior Secured Loan has been historically less extensive than if the Senior Secured Loan were registered or exchange-traded.  No active trading market may exist for some Senior Secured Loans, and some loans may be subject to restrictions on resale.  A secondary market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability to realize full value and thus cause a material decline in the Fund’s net asset value.  In addition, the Fund may not be able to readily dispose of its Senior Secured Loans at prices that approximate those at which the Fund could sell such loans if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations.  During periods of limited supply and liquidity of Senior Secured Loans, the Fund’s yield may be lower.  See “Risks—Liquidity Risk” and “Risks—Senior Secured Loans Risk.”

Second Lien Loans

                   The Fund may invest, in the aggregate, up to 15% of its Managed Assets (together with Other Investments) in Second Lien Loans, which have the same characteristics as Senior Secured Loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders.  In the event of default on a Second Lien Loan, the first priority lien holder has first claim to the underlying collateral of the loan.  It is possible that no collateral value would remain for the second priority lien holder and therefore result in a loss of investment to the Fund.  Because Second Lien Loans are subordinated and thus lower in priority of payment and/or in priority of lien to Senior Secured Loans, they are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the Borrower.  This risk is generally higher for subordinated Unsecured Loans, which are not backed by a security interest in any specific collateral.  Second Lien Loans generally have greater price volatility than Senior Secured Loans and may be less liquid.

Below Investment Grade Securities

                   The Fund anticipates that, under current market conditions, a majority of the Fund’s assets, including its investments in Senior Secured Loans, Second Lien Loans and other debt securities, will be invested in securities rated below investment grade, such as those rated Ba1 or lower by Moody’s and BB+ or lower by S&P or Fitch or securities comparably rated by other rating agencies, or in unrated securities determined by the Adviser to be of comparable quality.  Securities rated Ba1 or lower by Moody’s are judged to have speculative elements, their future cannot be considered as well assured and often the protection of interest and principal payments may be very moderate.  Securities rated BB+ or lower by S&P or Fitch are regarded as having predominantly speculative characteristics and, while such obligations have less near-term vulnerability to default than other speculative grade debt, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

                   Lower grade securities, though higher yielding, are characterized by higher risk.  They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities.  The secondary market for lower grade securities may be less liquid than that of higher rated securities.  Adverse conditions could make it difficult at times for the Fund to sell certain securities or could result in lower prices than those used in calculating the Fund’s net asset value.

                   The prices of credit securities generally are inversely related to interest rate changes; however, the price volatility caused by fluctuating interest rates of securities also is inversely related to the coupon of such securities.  Accordingly, lower grade securities may be relatively less sensitive to interest rate changes than higher quality securities of comparable maturity, because of their higher coupon.  This higher coupon is what the investor receives in return for bearing greater credit risk.  The higher credit risk associated with lower grade securities potentially can have a greater effect on the value of such securities than may be the case with higher quality issues of comparable maturity, and will be a substantial factor in the Fund’s relative share price volatility.

Distressed and Defaulted Securities

                   The Fund may invest in the securities of financially distressed and bankrupt issuers, including debt obligations that are in covenant or payment default.  Such investments generally trade significantly below par and are considered speculative.  The repayment of defaulted obligations is subject to significant uncertainties.  Defaulted obligations might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments.  Typically, such workout or bankruptcy proceedings result in only partial recovery of cash payments or an exchange of the defaulted obligation for other debt or equity securities of the issuer or its affiliates, which may in turn be illiquid or speculative.  In addition to pre-existing outstanding debt obligations of issuers undergoing financial distress, the Fund may also invest in “debtor-in-possession” loans (“DIP Loans”) newly issued in connection with “special situation” restructuring and refinancing transactions.  DIP Loans are loans to a debtor-in-possession in a proceeding under the U.S. bankruptcy code that have been approved by the bankruptcy court.  DIP Loans are typically fully secured by a lien on the debtor’s otherwise unencumbered assets or secured by a junior lien on the debtor’s encumbered assets (so long as the loan is fully secured based on the most recent current valuation or appraisal report of the debtor).  DIP Loans are often required to close with certainty and in a rapid manner in order to satisfy existing creditors and to enable the issuer to emerge from bankruptcy or to avoid a bankruptcy proceeding.  The Adviser believes that DIP Loans can offer holders thereof the opportunity to achieve attractive rates of return relative to the risk assumed.

                   Distressed and defaulted securities generally present the same risks as investment in below investment grade securities.  However, in most cases, these risks are of a greater magnitude because of the uncertainties of investing in an issuer undergoing financial distress.  As discussed above, an issuer of distressed securities may be in bankruptcy or undergoing some other form of financial restructuring.  Interest and/or principle payments on distressed securities may be in default.  Distressed securities present a risk of loss of principal value, including potentially a total loss of value.  Distressed securities may be highly illiquid and the prices at which distressed securities may be sold may represent a substantial discount to what the Adviser believes to be the ultimate value of such obligations.

Corporate Bonds

                   The Fund may invest in corporate bonds.  The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity.  Certain bonds are “perpetual” in that they have no maturity date.  The investment return of corporate bonds reflects interest on the security and changes in the market value of the security.  The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates.  The value of the intermediate- and longer-term corporate bonds normally fluctuates more in response to changes in interest rates than does the value of shorter-term corporate bonds.  The market value of a corporate bond also may be affected by the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the market place.  There is a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

Non-U.S. Securities

                   The Fund may invest in Non-U.S. Securities that are denominated in U.S. dollars.  Some Non-U.S. Securities may be less liquid and more volatile than securities of comparable U.S. issuers.  Similarly, there is less volume and liquidity in most foreign securities markets than in the United States and, at times, greater price volatility than in the United States.

                   Because evidences of ownership of such securities usually are held outside the United States, the Fund will be subject to additional risks if it invests in Non-U.S. Securities, which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect or restrict the payment of principal and interest on the foreign securities to investors located outside the country of the issuer.  Because Non-U.S. Securities may trade on days when the Fund’s common shares are not priced, net asset value can change at times when common shares cannot be sold.

Collateralized Loan Obligations

                   A CLO is a financing company (generally called a Special Purpose Vehicle or “SPV”), created to reapportion the risk and return characteristics of a pool of assets.  While the assets underlying CLO Securities are typically Senior Secured Loans, the assets may also include (i) Second Lien Loans, (ii) debt securities that are rated below investment grade, (iii) debt tranches of other CLO Securities and (iv) equity securities incidental to investments in Senior Secured Loans.  When investing in CLO Securities, the Fund will not invest in equity tranches, which are the lowest tranche.  However, the Fund may invest in lower tranches of CLO Securities, which typically experience a lower recovery, greater risk of loss or deferral or non-payment of interest than more senior tranches of the CLO.  In addition, the Fund intends to invest in CLO Securities consisting primarily of individual Senior Secured Loans of Borrowers and not repackaged CLO obligations from other high-risk pools.  The key feature of the CLO structure is the prioritization of the cash flows from a pool of debt securities among the several classes of the CLO.  The SPV is a company founded solely for the purpose of securitizing payment claims arising out of this diversified asset pool.  On this basis, marketable securities are issued by the SPV which, due to the diversification of the underlying risk, generally represent a lower level of risk than the original assets.  The redemption of the securities issued by the SPV typically takes place at maturity out of the cash flow generated by the collected claims.

Equity Securities

                   From time to time, the Fund also may invest in or hold common stock and other equity securities incident to the purchase or ownership of a Senior Secured Loan or in connection with a reorganization of a Borrower.  Investments in equity securities incidental to investment in Senior Secured Loans entail certain risks in addition to those associated with investments in Senior Secured Loans.  Common stock represents an equity ownership interest in a company.  Historical trends would indicate that common stock is subject to higher levels of volatility and market and issuer-specific risk than debt securities.  The value of the equity securities may be affected more rapidly, and to a greater extent, by company-specific developments and general market conditions.  These risks may increase fluctuations in the Fund’s net asset value.  In addition, the Fund frequently may possess material non-public information about a Borrower as a result of its ownership of a Senior Secured Loan of a Borrower.  Because of prohibitions on trading in securities while in possession of material non-public information, the Fund might be unable to enter into a transaction in a security of the Borrower when it would otherwise be advantageous to do so.

Temporary Strategies and Invest-Up Period

                   During the period in which the net proceeds of this offering of common shares are being invested or during periods in which the Adviser determines that it is temporarily unable to follow the Fund’s investment strategy or that it is impractical to do so, the Fund may deviate from its investment strategy and invest all or any portion of its assets in affiliated money market funds or in the types of money market instruments in which those funds would invest; short-term U.S. Government securities; non-U.S. government securities that have received the highest investment grade credit rating; certificates of deposit issued against funds deposited in a bank or a savings and loan association; commercial paper; bankers’ acceptances; bank time deposits; credit linked notes; repurchase agreements with respect to any of the foregoing; asset-backed securities or any other fixed income securities that the Adviser considers consistent with this strategy. It is impossible to predict when, or for how long, the Fund will use these alternative strategies.  There can be no assurance that such strategies will be successful.

                   Commercial Paper.    Commercial paper represents short-term unsecured promissory notes issued in bearer form by corporations such as banks or bank holding companies and finance companies. The rate of return on commercial paper may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

                   Certificates of Deposit.    Certificates of deposit are certificates that are issued against funds deposited in a commercial bank for a definite period of time and that earn a specified return and are normally negotiable. The issuer of a certificate of deposit agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Certificates of deposit purchased by the Fund may not be fully insured by the Federal Deposit Insurance Corporation.

                   Fixed Time Deposits.    Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are generally no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. The Fund may also hold funds on deposit with its custodian bank in an interest-bearing account for temporary purposes.

                   Bankers’ Acceptances.    Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

Other Investment Techniques

Credit Derivatives

                   The Fund may engage in credit derivative transactions. There are two broad categories of credit derivatives: default price risk derivatives and market spread derivatives. Default price risk derivatives are linked to the price of reference securities or loans after a default by the issuer or Borrower, respectively. Market spread derivatives are based on the risk that changes in market factors, such as credit spreads, can cause a decline in the value of a security, loan or index. There are three basic transactional forms for credit derivatives: swaps, options and structured instruments.  The Fund currently intends to invest primarily in credit default swaps as a seller (as defined below). A credit default swap is an agreement between two counterparties that allows one counterparty (the “seller”) to sell the swap and or be “long” on a third party’s credit risk and the other party (the “buyer”) to purchase the swap and be “short” on the credit risk. Typically, the buyer agrees to make regular fixed payments to the seller with the same frequency as the underlying reference bond. In exchange, the buyer typically has the right upon default of the underlying bond to put the bond to the seller in exchange for the bond’s par value plus interest. Credit default swaps can be used as a substitute for purchasing or selling a credit security and sometimes is preferable to actually purchasing the security.  The Fund does not intend to leverage its investments through the use of credit default swaps. A purchaser of a credit default swap is subject to counterparty risk.

Credit-Linked Notes

                   The Fund may purchase credit-linked notes for risk management purposes. A credit-linked note is a form of funded credit derivative instrument. It is a synthetic obligation between two or more parties where the payment of principal and/or interest is based on the performance of some obligation (a reference obligation). Credit-linked notes are created by embedding a credit default swap in a funded asset to form an investment whose credit risk and cash flow characteristics resemble those of a bond or loan. These credit-linked notes pay an enhanced coupon to the investor for taking on the added credit risk of the reference issuer. In addition to the credit risk of the reference obligations and interest rate risk, the buyer/seller of credit-linked notes is subject to counterparty risk.

Interest Rate Transactions

                   The Fund can normally be expected to have less significant interest rate-related fluctuations in its net asset value per share than investment companies investing primarily in fixed income securities (other than money market funds and some short term bond funds). However, because floating or variable rates on Senior Secured Loans only reset periodically, changes in prevailing interest rates can be expected to cause some fluctuations in the Fund’s net asset value. Similarly, a sudden and significant increase in market interest rates may cause a decline in the Fund’s net asset value. In addition, Senior Secured Loans may allow the Borrower to opt between LIBOR-based interest rates and interest rates based on bank prime rates, which may have an impact the Fund’s net asset value.

                   The Fund may use interest rate swaps for risk management purposes only and not as a speculative investment and would typically use interest rate swaps to shorten the average interest rate reset time of the Fund’s holdings.  Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of fixed rate payments for floating rate payments). The Fund will only enter into interest rate swaps on a net basis. If the other party to an interest rate swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. The net amount of the excess, if any, of the Fund’s obligations over its entitlements will be maintained in a segregated account by the Fund’s custodian. The Fund will not enter into any interest rate swap unless the claims-paying ability of the other party thereto is considered to be investment grade by the Adviser. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. These instruments are traded in the over-the-counter market.

                   The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.  If the Adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would be unfavorably affected.

Total Return Swaps

                   The Fund may enter into total return swaps. In a total return swap, the Fund pays another party the total return of an underlying debt or equity security and in exchange receives a floating local short-term interest rate, or vice versa. The payment obligation would be based on the notional amount of the swap. The Fund may use total return swaps for hedging or investment purposes.

Investment Policies

Credit Ratings and Unrated Securities

                   Rating agencies are private services that provide ratings of the credit quality of debt obligations, including convertible securities. Appendix A to the SAI describes the various ratings assigned to debt obligations by S&P, Moody’s and Fitch. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks or the liquidity of securities. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. Credit rating agencies may be paid by the companies whose debt they analyze and grade. To the extent that the issuer of a security pays a rating agency for the analysis of its security, an inherent conflict of interest may exist that could affect the reliability of the rating. The Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase.

The Adviser does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.  The ratings of a debt security may change over time. S&P, Moody’s and Fitch monitor and evaluate the ratings assigned to securities on an ongoing basis. As a result, securities held by the Fund could receive a higher rating (which would tend to increase their value) or a lower rating (which would tend to decrease their value) during the period in which they are held.

                   The Fund may purchase unrated securities (securities which are not rated by a rating agency) if the Adviser determines that the securities are of comparable quality to rated securities that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Adviser may not accurately evaluate the security’s comparative credit rating. To the extent that the Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objectives may depend more heavily on the Adviser’s analysis than if the Fund invested exclusively in higher-quality and rated securities. The Adviser will attempt to reduce the risks of investing in lower rated or unrated debt instruments through active portfolio management, credit analysis and attention to current developments and trends in the economy and the financial markets.

                   The Fund is not required to dispose of a security in the event that a rating agency downgrades its assessment of the credit characteristics of a particular issue or withdraws its assessment, including in the event of a default. In determining whether to retain or sell such a security, the Adviser may consider such factors as Adviser’s assessment of the credit quality of the issuers of such security, the price at which such security could be sold and the rating, if any, assigned to such security by other rating agencies.

Percentage Limitations

                   Compliance with any policy or limitation of the Fund that is expressed as a percentage of assets is determined at the time of purchase of portfolio securities. The policy will not be violated if these limitations are exceeded because of changes in the market value or investment rating of the Fund’s assets or if a Borrower distributes equity securities incident to the purchase or ownership of a Senior Secured Loan or in connection with a reorganization of a Borrower.

Segregation and Cover Requirements

                   Certain portfolio management techniques, such as purchasing securities on a when-issued or delayed delivery basis, entering into credit default swaps or futures contracts, engaging in short sales or writing options on portfolio securities, may be considered senior securities unless appropriate steps are taken to segregate the Fund’s assets or otherwise cover its obligations. If the Fund utilizes these portfolio management techniques, it may designate liquid assets on the books of the Fund or its custodian, enter into offsetting transactions or own positions covering its obligations. To the extent the Fund covers its commitment, the instrument will not be considered a senior security for the purposes of the Investment Company Act. The Fund may cover such transactions using other methods currently or in the future permitted under the Investment Company Act, the rules and regulations thereunder, or orders issued by the SEC thereunder. For these purposes, interpretations and guidance provided by the SEC staff may be taken into account when deemed appropriate by the Fund. These segregation and coverage requirements could result in the Fund maintaining securities positions that it would otherwise liquidate, segregating assets at a time when it might be disadvantageous to do so or otherwise restricting portfolio management. Such segregation and cover requirements will not limit or offset losses on related positions.

Portfolio Turnover

                   It is not the Fund’s policy to engage in transactions with the objective of seeking profits from short-term trading. Active and frequent trading may lead to the realization and distribution to shareholders of higher capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

LEVERAGE

                   The Fund may use leverage through the issuance of preferred shares, commercial paper, borrowing, or a combination thereof. The Fund reserves the right, if the Adviser and ISSM believe that market conditions are appropriate, to use leverage to the extent permitted by the Investment Company Act requirements. Currently, under the Investment Company Act, the Fund may borrow money up to 33 1/3% of its Managed Assets and may issue shares of preferred stock in amounts up to 50% of the value of its Managed Assets to finance additional investments. The Adviser or ISSM may use leverage only when it believes that the potential return on additional investments acquired with the proceeds of the leverage is likely to exceed the costs incurred in connection with the borrowings. The terms of any preferred shares, including their dividend rate, voting rights, liquidation preference, and redemption provisions, and the terms of borrowings, commercial paper, or any other leverage will be determined by the Board of Trustees (subject to applicable law and the Fund’s Declaration of Trust) if and when it authorizes the use of leverage.

If the Fund uses leverage, the Fund’s expenses would be higher than if leverage were not utilized. Also, the fees paid to the Adviser and the Administrator will be higher than if the Fund did not use leverage because the fees paid will be calculated on the basis of the Fund’s net assets, including proceeds from the issuance of leverage. The increase in Fund expenses as a result of leverage may be significant. In addition, the net asset value of the Fund’s common shares would be reduced by the issuance costs of any leverage. See “Risks—Leverage Risk.”

Under the Investment Company Act, the Fund is not permitted to issue preferred shares unless immediately after the issuance, the value of the Fund’s assets is at least 200% of the liquidation value of the outstanding preferred shares (i.e., such liquidation preference may not exceed 50% of the Fund’s assets less liabilities other than borrowings). In addition, the Fund is not permitted to declare any cash dividend or other distribution on its Shares unless, at the time of such declaration, the value of the Fund’s total assets less liabilities other than borrowings is at least 200% of such liquidation value. If Fund preferred shares are issued, the Fund intends, to the extent possible, to purchase or redeem Fund preferred shares from time to time to the extent necessary in order to maintain coverage of any Fund preferred shares of at least 200%. Under the Investment Company Act, if the Fund has preferred shares outstanding, at least two of the Fund’s trustees will be elected by the holders of Fund preferred shares, voting separately as a class. In addition, under the Investment Company Act, in the event the Fund failed to pay dividends on Fund preferred shares for two full years, Fund preferred stockholders would be entitled to elect a majority of the trustees of the Fund. The failure to pay dividends or make distributions could result in the Fund ceasing to qualify as a regulated investment company under the Code, which could have a material adverse effect on the value of the shares.

Under the Investment Company Act, the Fund generally is not permitted to borrow unless immediately after the borrowing, the value of the Fund’s assets less liabilities other than the borrowings is at least 300% of the principal amount of such borrowing (i.e., such principal amount may not exceed 33 1/3% of the Fund’s total assets, including the amount obtained from such borrowings). In addition, the Fund is not permitted to declare any cash dividend or other distribution on its shares unless, at the time of such declaration, the value of the Fund’s total assets, less liabilities other than the borrowings, is at least 300% of such principal amount. If the Fund borrows, the Fund intends, to the extent possible, to prepay all or a portion of the principal amount of the borrowing to the extent necessary in order to maintain the required asset coverage. Failure to maintain certain asset coverage requirements could result in an event of default and may entitle the debt holders to elect a majority of the Board of Trustees.

The Fund may be subject to certain restrictions imposed by either guidelines of one or more rating agencies which may issue ratings for borrowings or Fund preferred shares or, if the Fund borrows from a lender, by the lender. These restrictions may impose asset coverage or portfolio composition requirements that are more stringent than those currently imposed on the Fund by the Investment Company Act. It is not anticipated that these restrictions will impede the Adviser from managing the Fund’s portfolio in accordance with the Fund’s investment objectives and policies. In addition to other considerations, to the extent that the Fund believes that the guidelines required by the rating agencies would impede its ability to meet its investment objectives, or if the Fund is unable to obtain the expected rating on the borrowings, the Fund will not use borrowings.

The Fund also may borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions, which otherwise might require untimely dispositions of Fund securities. The Fund may use a variety of additional strategies that would be viewed as potentially adding leverage to the portfolio. These include the sale of credit default swap contracts and the use of other derivative instruments and reverse repurchase agreements. By adding additional leverage, these strategies have the potential to increase returns to shareholders, but also involve additional risks. Additional leverage will increase the volatility of the Fund’s investment portfolio and could result in larger losses than if the strategies were not used. However, to the extent that the Fund enters into offsetting transactions or owns positions covering its obligations, the leveraging effect is expected to be minimized or eliminated. The Fund may also use leverage from specific international markets for the purpose of investing in the securities that the Fund intends to purchase in those respective markets.

Effects of Leverage

                   The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on common share total return, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of –10%, –5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. See “Risks.” Actual returns may be greater or less than those appearing in the table. The table further reflects leverage representing, in the aggregate, [50]% of the Fund’s Managed Assets, net of expenses, and the Fund’s currently projected dividend and/or interest rate of [x.xx]% on its preferred shares and/or borrowing. The Fund’s common shares must experience an annual return of [x.xx]% in order to cover annual dividend and/or interest payments on preferred shares and/or notes.

Assumed Portfolio Total Return (Net of Expenses)	(10)%	(5)%	0%	5%	10%
Common Share Total Return	(x.x)%	(x.xx)%	(x.xx)%	x.xx%	xx.xx%

                   Common share total return is composed of two elements—the common share dividends paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying dividends) and gains or losses on the value of the securities the Fund owns. As required by SEC rules, the tables above assume that the Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0% the Fund must assume that the interest it receives on its investments is entirely offset by losses in the value of those investments.

RISKS

                   The Fund is a newly organized, diversified, closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objectives. At any point in time an investment in the Fund’s common shares may be worth less than the original amount invested, even after taking into account the distributions paid by and the ability of shareholders to reinvest dividends.

No Operating History.  The Fund is a newly organized, diversified, closed-end management investment company with no operating history upon which prospective investors can evaluate the likely performance of the Fund.  The performance of other funds advised by the Adviser or its affiliates should not be relied upon as an indication or prediction of the performance of the Fund. Such other funds may have significantly different characteristics, including structures, use of leverage, portfolio composition, investment objectives, and management personnel when compared to the Fund. The Fund’s common shares have no history of public trading.

Net Asset Value Discount Risk.  Frequently, shares of closed-end investment companies, such as the Fund, trade at a price below their net asset value, commonly referred to as a “discount.”  Common shares of closed-end investment companies like the Fund have traded at prices higher than their net asset value during some periods, and have traded at prices lower than their net asset value during other periods. The Fund cannot assure you that its common shares will trade at a price higher than or equal to its net asset value. The Fund’s net asset value will be reduced immediately following this offering by the sales load and the amount of offering expenses paid by the Fund. See “Use of Proceeds.”  It is likely that, from time to time following the offering, the Fund’s shares will trade at a discount to their net asset value.  Because the market price of the Fund’s shares may be determined by factors other than its net asset value, such as distribution levels, which are in turn affected by expenses, distribution stability, liquidity and market supply and demand, there is an increased risk that the Fund will trade below its offering price for a period following the offering. Therefore, there is an added risk to investors who may sell their shares shortly after the offering. Before making an investment decision, a prospective investor should consider the suitability of this investment with respect to the investor’s investment objectives and personal situation.  The common shares are designed primarily for long-term investors; you should not purchase common shares of the Fund if you intend to sell them shortly after purchase.  The costs and expenses of any offering of preferred shares and/or notes and/or any borrowing would result in further dilution, as described under “Leverage.”

Investment and Market Risk.  An investment in the Fund’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund’s common shares represents an indirect investment in the portfolio of Senior Secured Loans and Other Investments owned by the Fund, and market risk reflects the risk that the value of these securities may fluctuate over time, sometimes rapidly and unpredictably.  At any point in time, an investment in the Fund’s common shares may be worth less than the original amount invested, even after taking into account distributions paid by the Fund and the ability of shareholders to reinvest dividends. The Fund anticipates using leverage, which will magnify the Fund’s investment, market and certain other risks.

Senior Secured Loans Risk.  Under normal market conditions, the Fund will invest at least 85% of its Managed Assets in Senior Secured Loans and secured bonds.  This policy is not fundamental and may be changed by the Board of Trustees of the Fund with at least 60 days’ written notice provided to shareholders.  Senior Secured Loans hold the most senior position in the capital structure of a business entity, are secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the Borrower. Senior Secured Loans are usually rated below investment grade or may be unrated. As a result, the risks associated with Senior Secured Loans are similar to the risks of below investment grade securities, although Senior Secured Loans are senior and secured in contrast to other below investment grade securities, which are often subordinated or unsecured. Nevertheless, if a Borrower under a Senior Secured Loan defaults or goes into bankruptcy, the Fund may recover only a fraction of what is owed on the Senior Secured Loan or nothing at all. Senior Secured Loans are subject to a number of risks described elsewhere in this Prospectus, including credit risk, liquidity risk and management risk. See “Risks—Below Investment Grade Securities Risk,” “—Credit Risk” and “—Liquidity Risk.”

There may be less readily available and reliable information about most Senior Secured Loans than is the case for many other types of securities, including securities issued in transactions registered under the Securities Act of 1933, as amended (the “Securities Act”), or registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). As a result, the Adviser and ISSM will rely primarily on their own evaluation of a Borrower’s credit quality rather than on any available independent sources. Therefore, the Fund will be particularly dependent on the analytical abilities of the Adviser and ISSM.

The Fund will typically invest in Senior Secured Loans rated below investment grade, which are considered speculative because of the credit risk of their issuers. Such companies are more likely than investment grade issuers to default on their payments of interest and principal owed to the Fund, and such defaults could reduce the Fund’s net asset value and income distributions. An economic downturn would generally lead to a higher non-payment rate, and a Senior Secured Loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a Senior Secured Loan may decline in value or become illiquid, which would adversely affect the Senior Secured Loan’s value.

Certain Senior Secured Loans may be illiquid, which may make it difficult to value them. Illiquidity and adverse market conditions may mean that the Fund may not be able to sell Senior Secured Loans quickly or at a fair price. To the extent that a secondary market does exist for certain Senior Secured Loans, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

Senior Secured Loans and other variable rate debt instruments are subject to the risk of payment defaults of scheduled interest or principal. Such payment defaults would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. See “Risks—Credit Risk.” Similarly, a sudden and significant increase in market interest rates may increase the risk for payment defaults and cause a decline in the value of these investments and in the Fund’s net asset value. Other factors (including, but not limited to, rating downgrades, credit deterioration, a large downward movement in stock prices, a disparity in supply and demand of certain securities or market conditions that reduce liquidity) can reduce the value of Senior Secured Loans and other debt obligations, impairing the Fund’s net asset value.

Although the Senior Secured Loans in which the Fund will invest will be secured by collateral, there can be no assurance that such collateral could be readily liquidated or that the liquidation of such collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal. In the event of the bankruptcy or insolvency of a Borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Senior Secured Loan. In the event of a decline in the value of the already pledged collateral, if the terms of a Senior Secured Loan do not require the Borrower to pledge additional collateral, the Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the Borrower’s obligations under the Senior Secured Loans. To the extent that a Senior Secured Loan is collateralized by stock in the Borrower or its subsidiaries, such stock may lose some or all of its value in the event of the bankruptcy or insolvency of the Borrower. Those Senior Secured Loans that are under-collateralized involve a greater risk of loss.

Some Senior Secured Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the Senior Secured Loans to presently existing or future indebtedness of the Borrower or take other action detrimental to lenders, including the Fund. Such court action could, under certain circumstances, include invalidation of Senior Secured Loans.

If state or federal legislation or regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of Senior Secured Loans for investment by the Fund may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain Borrowers. This would increase the risk of default.

If legislation or federal or state regulations require financial institutions to increase their capital requirements this may cause financial institutions to dispose of Senior Secured Loans that are considered highly leveraged transactions. Such sales could result in prices that, in the opinion of the Adviser and ISSM, do not represent fair value. If the Fund attempts to sell a Senior Secured Loan at a time when a financial institution is engaging in such a sale, the price the Fund could get for the Senior Secured Loan may be adversely affected.

The Fund may acquire Senior Secured Loans through assignments or participations. The Fund will typically acquire Senior Secured Loans through assignment and may elevate a participation interest into an assignment as soon as practicably possible. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. The Adviser and ISSM have adopted procedures and guidelines to mitigate credit and counterparty risk in the atypical situation when the Fund must acquire a Senior Secured Loan through a participation.  The Adviser and/or ISSM will regularly review each counterparty for, among other things, financial strength and stability.  In purchasing participations, the Fund generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement against the Borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the Borrower and the institution selling the participation. Further, in purchasing participations in lending syndicates, the Fund will not be able to conduct the due diligence on the Borrower or the quality of the Senior Secured Loan with respect to which it is buying a participation that the Fund would otherwise conduct if it were investing directly in the Senior Secured Loan, which may result in the Fund being exposed to greater credit or fraud risk with respect to the Borrower or the Senior Secured Loan than the Fund expected when initially purchasing the participation.

The Fund may obtain exposure to Senior Secured Loans through the use of Derivatives, which have become increasingly available. The Fund may utilize these instruments and similar instruments that may be available in the future. Derivatives transactions involve the risk of loss due to unanticipated adverse changes in securities prices, interest rates, the inability to close out a position, imperfect correlation between a position and the desired hedge, tax constraints on closing out positions and portfolio management constraints on securities subject to such transactions. The potential loss on Derivatives may be substantial relative to the initial investment therein. The Fund may also be subject to the risk that the counterparty in a Derivatives transaction will default on its obligations. See “The Fund’s Investments—Portfolio Composition—Senior Secured Loans.”

Second Lien Loans and Unsecured Loans Risk.  The Fund may invest, in the aggregate, up to 15% of its Managed Assets (together with Other Investments) in Second Lien Loans or Unsecured Loans.  Second Lien Loans generally are subject to similar risks as those associated with investments in Senior Secured Loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a Second Lien Loan, the first priority lien holder has first claim to the underlying collateral of the loan. Second Lien Loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior unsecured or senior secured obligations of the Borrower. This risk is generally higher for subordinated Unsecured Loans, which are not backed by a security interest in any specific collateral. Second Lien Loans generally have greater price volatility than Senior Secured Loans and may be less liquid.

Below Investment Grade Securities Risk.  The Fund anticipates that it will invest the majority of its assets in Senior Secured Loans, Second Lien Loans and Other Investments that are rated below investment grade. Below investment grade securities are commonly referred to as “junk” or high yield securities and are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Lower grade securities may be particularly susceptible to economic downturns. It is likely that a prolonged or deepening economic recession could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon, increase the incidence of default for such securities and severely disrupt the market value of such securities.

Securities that are in the medium- and lower-grade categories generally offer higher yields than those of higher-grade securities of similar maturity, but they also generally involve greater risks, such as greater credit risk, greater market risk and volatility, greater liquidity concerns and potentially greater management risk.  Recognized rating agencies generally describe the credit quality of non-investment-grade securities as “speculative” with respect to the issuer’s continuing ability to pay interest and principal.  The Fund may incur higher expenses to protect the Fund’s interest in lower-grade securities. The credit risks and market prices of such securities generally are more sensitive to negative issuer developments, such as reduced revenues or increased expenditures, or adverse economic conditions, such as a recession, than are higher-grade securities.

The markets for lower-grade securities may be less liquid than the markets for higher-grade securities. Liquidity relates to the ability of a fund to sell a security in a timely manner at a price that reflects the value of that security. To the extent that there is no established secondary market for some of the lower-grade securities in which the Fund may invest, trading in such securities may be relatively inactive. Prices of lower-grade securities may decline rapidly in the event that a significant number of holders decide to sell. Changes in expectations regarding an individual issuer of lower-grade securities could reduce market liquidity for such securities generally, and could make their sale by the Fund more difficult, at least in the absence of price concessions. The effects of adverse publicity and investor perceptions may be more pronounced for securities for which no established secondary market exists as compared with the effects on securities for which such a market does exist. An economic downturn or an increase in interest rates could severely disrupt the market for such securities, and adversely affect the value of those securities and the ability of the issuers to repay principal and interest. Further, the Fund may have more difficulty selling such securities in a timely manner and at their stated value than would be the case for securities for which an established secondary market does exist.

Liquidity Risk.  The Fund may invest all or a portion of its Managed Assets in securities that are considered illiquid.  “Illiquid securities” are securities that cannot be sold within seven days in the ordinary course of business at approximately the price at which they are valued by the Fund. The Fund may not be able to readily dispose of such securities at prices that approximate those at which the Fund could sell such securities if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. Limited liquidity can also affect the market price of securities, thereby adversely affecting the Fund’s net asset value and ability to make dividend distributions.

The markets for corporate loans may experience periods of illiquidity.  During such periods of illiquidity, the Fund may not be able to sell assets in its portfolio or may only be able to do so at unfavorable prices.  This risk can adversely impact the value of the Fund’s portfolio and may be difficult to hedge against.

Credit Risk.  Credit risk refers to an issuer’s ability to make timely payment of interest and principal. The ability of issuers of debt securities to make timely payments of interest and principal may be adversely impacted during general economic downturns. Such nonpayment would result in a reduction of income to the Fund, and could result in a reduction in the value of the securities experiencing nonpayment and could potentially decrease the net asset value of the Fund.

While a senior position in the capital structure of a Borrower may provide some protection with respect to the Fund’s investments in Senior Secured Loans, losses may still occur because the market value of Senior Secured Loans is affected by the creditworthiness of Borrowers and by general economic and specific industry conditions. To the extent the Fund invests in below investment grade securities, it will be exposed to a greater amount of credit risk than a fund that invests in investment grade securities. The prices of lower grade securities are more sensitive to negative developments, such as a decline in the issuer’s revenues or a general economic downturn, than are the prices of higher-grade securities. Securities of below investment grade quality are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due and therefore involve a greater risk of default. In addition, the Fund may use credit derivatives, which may expose it to additional risk in the event that the securities underlying the derivatives default.

Interest Rate Risk.  Due to the floating or variable rate feature of Senior Secured Loans, the Fund can normally be expected to have less significant interest rate-related fluctuations in its net asset value per share than investment companies investing primarily in fixed income securities (other than money market funds and some short term bond funds).  When interest rates decline, the value of a fixed income portfolio can normally be expected to rise.  Conversely, when interest rates rise, the value of a fixed income portfolio can normally be expected to decline.  Although the income available to the Fund will vary, the Adviser expects the Fund’s policy of acquiring interests in Senior Secured Loans may minimize fluctuations in net asset value of the Fund resulting from changes in market interest rates.

Nevertheless, because floating or variable rates on Senior Secured Loans only reset periodically, changes in prevailing interest rates can be expected to cause some fluctuations in the Fund’s net asset value.  Similarly, a sudden and significant increase in market interest rates may cause a decline in the Fund’s net asset value.  In addition, Senior Secured Loans may allow the Borrower to opt between LIBOR-based interest rates and interest rates based on bank prime rates, which may have an impact on the Fund’s net asset value.  A material decline in the Fund’s net asset value may impair the Fund’s ability to maintain required levels of asset coverage.

Leverage Risk.  The use of leverage by the Fund would create three major types of risks for shareholders:

•
the likelihood of greater volatility of net asset value and market price of common shares because changes in value of the Fund’s portfolio (including changes in the value of any interest rate swap, if applicable) are borne entirely by the common shareholders;

•
the possibility either that share income will fall if the interest rate on any borrowings or the dividend rate on any preferred shares issued rises, or that share income and distributions will fluctuate because the interest rate on any borrowings or the dividend rate on any preferred shares issued varies; and

•
if the Fund leverages through issuing preferred shares or borrowings, the Fund may not be permitted to declare dividends or other distributions with respect to its common shares or purchase its capital stock, unless at the time thereof the Fund meets certain asset coverage requirements.

The Adviser and ISSM may determine to use leverage if it deems such action to be appropriate in the circumstances. Successful use of leverage may depend on the Adviser’s ability to predict correctly interest rates and market movements, and there is no assurance that a leveraging strategy will be successful during any period in which it is employed. In the event the Fund uses leverage, the fees paid to the Adviser for investment advisory services and for administrative services will be higher than if the Fund did not use leverage, because the fees paid will be calculated on the basis of the Fund’s total assets, including proceeds from leverage, which may create an incentive to leverage the Fund.

If the Fund uses leverage, changes in the value of the Fund’s portfolio (including investments bought with amounts from leverage) will be borne entirely by the shareholders. If there is a net decrease (or increase) in the value of the Fund’s investment portfolio, the leverage will decrease (or increase) the net asset value per share to a greater extent than if the Fund were not leveraged. The Fund will pay, and common shareholders will effectively bear, any costs and expenses related to any borrowings and to the issuance and ongoing maintenance of preferred shares or commercial paper.

Capital raised through leverage will be subject to dividend or interest payments, which may exceed the income and appreciation on the assets purchased. The issuance of preferred shares or entering into a borrowing program involves expenses and other costs and may limit the Fund’s freedom to pay dividends on common shares or to engage in other activities. The issuance of a class of preferred shares or the incurrence of borrowings creates an opportunity for greater return per common share, but at the same time such leveraging is a speculative technique in that it will increase the Fund’s exposure to capital risk. Unless the income and appreciation, if any, on assets acquired with leverage proceeds exceed the associated costs of such borrowings (and other Fund expenses), the use of leverage will diminish the investment performance of the Fund’s common shares compared with what it would have been without leverage.

Reinvestment Risk.  Preferred shares may have a limited term and there is the potential for early redemption.  Similarly, borrowing and notes will have a limited maturity.  Accordingly,  holders of common shares may face an increased reinvestment risk, which is the risk that any replacement leverage may have higher costs to common shareholders than the initial leverage. Similarly, the return on investments purchased with the proceeds of any leverage that replaces the initial leverage may be lower than the return previously obtained from the initial leverage.  This risk may be greater than in funds that employ longer-term forms of leverage.  There is no guarantee that the Fund will replace the leverage attributable to initial leverage at the expiration of its term, or that it will be able to replace the initial leverage on comparable terms.

Counterparty Risk.  Counterparty risk refers to the risk that the counterparty to an agreement (e.g., swaps) will not live up to its obligations.  Changes in the credit quality of the companies that serve as the Fund’s counterparties with respect to derivatives, swaps or other transactions supported by another party’s credit will affect the value of those instruments.  By using derivatives, swaps or other transactions, the Fund assumes the risk that its counterparties could experience financial hardships. In the event of the insolvency of a counterparty, the Fund may sustain losses or be unable to liquidate a derivative or swap position.

The Adviser and ISSM will monitor the financial stability of counterparties in an effort to protect the Fund’s investments.  Where the obligations of the counterparty are guaranteed, the Adviser and ISSM will monitor the financial stability of the guarantor instead of the counterparty. The Fund’s current obligations under a swap agreement are to be accrued daily (on a net basis), and the Fund maintains cash or liquid assets in an amount equal to amounts owed to a swap counterparty (some of these assets may be segregated to secure the swap counterparty).

The Fund will not enter into a transaction with any single counterparty if the net amount owed or to be received under existing transactions under the swap agreements with that counterparty would exceed 5% of the Fund’s net assets determined on the date the transaction is entered into.

Prepayment Risk.  During periods of declining interest rates, Borrowers may exercise their option to prepay principal earlier than scheduled, thereby affecting the investment’s average life and perhaps its yield. For fixed rate securities, such payments often occur during periods of declining interest rates, forcing the Fund to reinvest in lower yielding securities, resulting in a possible decline in the Fund’s income and distributions to shareholders. This is known as prepayment or “call” risk. An issuer may redeem a below investment grade security if, for example, the issuer can refinance the debt at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer. Below investment grade securities frequently have call features that allow the issuer to redeem the security at dates prior to its stated maturity at a specified price (typically greater than par) only if certain prescribed conditions are met (“call protection”). Senior Secured Loans and Second Lien Loans typically do not have call protection. For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be enhanced.

Inflation/Deflation Risk.  Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the common shares and distributions on the common shares can decline. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to shareholders. Deflation risk is the risk that prices throughout the economy decline over time—the opposite of inflation. Deflation may have an adverse affect on the creditworthiness of issuers and may make issuer defaults more likely, which may result in a decline in the value of the Fund’s portfolio.  Although the income available to the Fund will vary, the Adviser expects the Fund’s policy of acquiring interests in Senior Secured Loans may help to minimize the effect of fluctuations in net asset value of the Fund resulting from changes in inflation or deflation rates.

Structured Products Risk.  The Fund may invest, in the aggregate, up to 15% of its Managed Assets (together with Other Investments) in CLO Securities, structured notes, credit linked notes and Derivatives, including credit derivatives, all of which are structured products. Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk.

The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter-term financing to purchase longer-term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining short-term financing, which may adversely affect the value of the structured products owned by the Fund.

CLO Securities are subject to operational, credit, liquidity and interest rate risks.  Issuers of CLO Securities may acquire interests in loans and other debt obligations by way of assignment or participation.  The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution.  In purchasing participations, an issuer of

CLO Securities will usually have a contractual relationship only with the selling institution, and not the borrower.  The issuer generally will have no right directly to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, nor have the right to object to certain changes to the loan agreement agreed to by the selling institution.  The issuer may not directly benefit from the collateral supporting the related loan and may be subject to any rights of set-off the borrower has against the selling institution.  In addition, in the event of the insolvency of the selling institution, under U.S. federal and state laws, the issuer may be treated as a general creditor of such selling institution, and may not have any exclusive or senior claim with respect to the selling institution’s interest in, or the collateral with respect to, the loan.  Consequently, the issuer may be subject to the credit risk of the selling institution as well as of the borrower.

CLO Securities are also subject to interest rate risk and day count basis risk.  The underlying assets of the issuer (“CLO Collateral”) of CLO Securities may bear interest at a fixed or floating rate while the CLO Securities issued by such issuer may bear interest at the opposite kind of rate.  As a result, there could be an interest rate mismatch between such CLO Securities and CLO Collateral, where the CLO Collateral bears interest that is, at certain times, insufficient to adequately collateralize the CLO Securities.  There may be a timing mismatch between the CLO Securities and CLO Collateral assets that bear interest at a floating rate as the interest rate on such assets bearing interest at a floating rate may adjust more frequently or less frequently and/or on different dates and/or based on different indices than the interest rates on the CLO Securities.  As a result of such mismatches, an increase or decrease in the level of the floating rate indices could adversely impact the ability to make payments on the CLO Securities.  In addition, hedges may have been acquired to manage the interest rate risk of such CLO Securities, making such CLO Securities also subject to the credit risk of the applicable hedge counterparty.

Where the Fund’s investments in structured notes are based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations.  Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero, and any further changes in the reference instrument may then reduce the principal amount payable on maturity.  Structured notes may be less liquid than other types of securities and more volatile than the reference instrument or security underlying the note.

Swap Risk.  The Fund may also invest in swaps, including credit default swaps, total return swaps, and interest rate swaps. Common risks associated with swap agreements include:

Liquidity Risk:  The risk that a particular swap is difficult to sell or liquidate. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

Pricing Risk: The risk that a particular swap becomes extraordinarily expensive (or cheap) relative to historical prices or the prices of corresponding underlying instruments.

Interest Rate Risk: Interest rate swaps could result in losses if changes in interest rates are not correctly anticipated by the Fund.

Basis Risk:  The risk that offsetting investments in a hedging strategy will not experience price changes in entirely opposite directions from each other. This imperfect correlation between the two investments causes the potential for excess gains or losses in a hedging strategy.

Tax Risks: For a discussion of the tax considerations relating to swap agreements, see “Risks—Swap Risk.”

Counterparty Risk:  Swaps are generally governed by a single master agreement for each counterparty. Counterparty risk refers to the risk that the counterparty under the swap agreement will not live up to its obligations. A swap agreement may not contemplate delivery of collateral to support a counterparty’s contractual obligation; therefore, the Fund might need to rely on contractual remedies to satisfy the counterparty’s obligation. As with any contractual remedy, there is no guarantee that the Fund would be successful in pursuing such remedies, particularly in the event of the counterparty’s bankruptcy.

Credit Derivatives Risk.  The use of credit derivatives is a highly specialized activity that involves strategies and risks different from those associated with ordinary portfolio security transactions. If the Adviser is incorrect in its forecasts of default risks, counterparty risk market spreads or other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these techniques were not used. Moreover, even if the Adviser is correct in its forecasts, there is a risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being protected. The Fund’s risk of loss in a credit derivative transaction varies with the form of the transaction. For example, if the Fund sells a default swap on a security, it would collect periodic fees from the buyer and would profit if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the Fund would be required to pay an agreed upon amount to the buyer (which may be the entire notional amount of the swap) if the reference entity defaults on the reference security. Credit default swap agreements involve greater risks than if the Fund invested in the reference obligation directly.

Non-U.S. Securities Risk.  The Fund may invest in U.S. dollar denominated securities, including Senior Secured Loans and Second Lien Loans, of non-U.S. issuers or Borrowers (“Non-U.S. Securities”). Investing outside the United States may involve greater risks than investing in the United States.  These risks include: (i) less publicly available information; (ii) varying levels of governmental regulation and supervision; and (iii) the difficulty of enforcing legal rights in a foreign jurisdiction and uncertainties as to the status, interpretation and application of laws.  Moreover, foreign companies are generally not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to United States companies.

Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.  Delays in settlement could result in periods when assets of the Fund are uninvested and no return is earned thereon.  The inability of the Fund to make intended purchases due to settlement problems or the risk of intermediary counterparty failures could cause the Fund to miss investment opportunities.  The inability to dispose of a portfolio investment due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of such portfolio investments or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.  Transaction costs of buying and selling foreign securities, including brokerage, tax and custody costs, also are generally higher than those involved in domestic transactions.  Furthermore, foreign financial markets, while generally growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies.

The economies of individual non-U.S. countries also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, volatility of currency exchange rates, depreciation, capital reinvestment, resources self-sufficiency and balance of payments position.

The Fund’s investments consisting of obligations of non-U.S. obligors may be subject to various laws enacted in their home countries for the protection of debtors or creditors, which could adversely affect the Fund’s ability to recover amounts owed.  These insolvency considerations will differ depending on the country in which each obligor is located and may differ depending on whether the obligor is a non sovereign or a sovereign entity.

Lender Liability Risk.  A number of U.S. judicial decisions have upheld judgments of Borrowers against lending institutions on the basis of various evolving legal theories, collectively termed “lender liability.”  Generally, lender liability is founded on the premise that a lender has violated a duty (whether implied or contractual) of good faith, commercial reasonableness and fair dealing, or a similar duty owed to the Borrower or has assumed an excessive degree of control over the Borrower resulting in the creation of a fiduciary duty owed to the Borrower or its other creditors or shareholders. Because of the nature of its investments, the Fund may be subject to allegations of lender liability.

In addition, under common law principles that in some cases form the basis for lender liability claims, if a lender or bondholder (a) intentionally takes an action that results in the undercapitalization of a Borrower to the detriment of other creditors of such Borrower, (b) engages in other inequitable conduct to the detriment of such other creditors, (c) engages in fraud with respect to, or makes misrepresentations to, such other creditors or (d) uses its influence as a stockholder to dominate or control a Borrower to the detriment of other creditors of such Borrower, a court may elect to subordinate the claim of the offending lender or bondholder to the claims of the disadvantaged creditor or creditors, a remedy called “equitable subordination.”

Because affiliates of, or persons related to, the Adviser may hold equity or other interests in obligors of the Fund, the Fund could be exposed to claims for equitable subordination or lender liability or both based on such equity or other holdings.  There is also a risk that the agent for the banks in the syndicate may take action that will result in claims of lender liability against the Fund, even if the Fund did not approve the action.

Potential Conflicts of Interest Risk.   The Adviser will be subject to certain conflicts of interest in its management of the Fund. These conflicts will arise primarily from the involvement of the Adviser and its affiliates in other activities that may conflict with those of the Fund. The Adviser and its affiliates engage in a broad spectrum of activities. In the ordinary course of their business activities, the Adviser and its affiliates may engage in activities where the interests of certain divisions of the Adviser and its affiliates or the interests of their clients may conflict with the interests of the Fund or the shareholders of the Fund. Other present and future activities of the Adviser and its affiliates may give rise to additional conflicts of interest that may have a negative impact on the Fund.

In addressing these conflicts and regulatory, legal and contractual requirements across its various businesses, Invesco and its affiliates have implemented certain policies and procedures (e.g., information walls). For example, Invesco and its affiliates may come into possession of material non-public information with respect to companies in which the Fund may be considering making an investment or companies that are Invesco’s and its affiliates’ advisory clients. As a consequence, that information, which could be of benefit to the Fund, could also restrict the Fund’s activities and the investment opportunity may otherwise be unavailable to the Fund. Additionally, the terms of confidentiality or other agreements with or related to companies in which any fund managed by Invesco or its affiliates has or has considered making an investment or which is otherwise an advisory client of Invesco and its affiliates may restrict or otherwise limit the ability of the Fund to make investments in such companies.

Furthermore, because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Fund  In addition, a conflict of interest could exist to the extent the Adviser has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Adviser’s employee benefits and/or deferred compensation plans.  The portfolio manager may have an incentive to favor these accounts over others.  If the Adviser, on behalf of the Fund, engages in short sales of securities of the type in which the Adviser invests for other accounts, the Adviser could be seen as harming the performance of those accounts for the benefit of the Fund, if the short sales caused the market value of the securities to fall.  The Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

Limitation on Transactions with Affiliates Risk.  [Absent an exemption from the SEC or other regulatory relief, the Fund is generally precluded from effecting certain principal transactions with affiliated brokers, and its ability to purchase securities being underwritten by an affiliated broker or syndicate including an affiliated broker or to utilize affiliated brokers for agency transactions is subject to restrictions. This could limit the Fund’s ability to engage in securities transactions and take advantage of market opportunities. Certain broker-dealers, including [INSERT AFFILIATES OF UNDERWRITERS], are considered to be affiliated persons of the Fund or the Adviser under the Investment Company Act.] In addition, until the underwriting syndicate is broken in connection with the initial public offering of the common shares, the Fund will be precluded from effecting principal transactions with brokers who are members of the syndicate.

Dependence on Key Personnel Risk.  The Adviser and ISSM are dependent upon the experience and expertise of certain key personnel in providing services with respect to the Fund’s investments. If the Adviser or ISSM were to lose the services of these individuals, their ability to service the Fund could be adversely affected. As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques for the Fund’s portfolio and the Fund’s performance may lag behind that of similar funds. The Adviser has informed the Fund that the investment professionals associated with the Adviser and ISSM are actively involved in other investment activities not concerning the Fund and will not be able to devote all of their time to the Fund’s business and affairs. In addition, individuals not currently associated with the Adviser and ISSM may become associated with the Fund and the performance of the Fund may also depend on the experience and expertise of such individuals.

Government Intervention in the Financial Markets.  Instability in the financial markets in 2008 led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests or the issuers of such instruments in ways that are unforeseeable.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund’s portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Adviser and ISSM will monitor developments and seek to manage the Fund’s portfolio in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Legislation and Regulatory Risk.  At any time after the date of this Prospectus, legislation or additional regulations may be enacted that could negatively affect the assets of the Fund or the issuers of such assets.  Changing approaches to regulation may have a negative impact on the entities and/or securities, including derivatives, in which the Fund invests. For example, as a result of the Dodd-Frank Wall Street Reform and Consumer Protection Act (passed into law in July 2010), derivatives may be subject to increased regulation in the future.  Legislation or regulation may also change the way in which the Fund itself is regulated. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Fund or will not impair the ability of the Fund to achieve its investment objective.

Anti-Takeover Provisions.  The Fund’s Agreement and Declaration of Trust and Bylaws may be amended to include provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end status and delay or limit the ability of other persons to acquire control of the Fund. These provisions could deprive the common shareholders of opportunities to sell their common shares at a premium over the then-current market price of the common shares or at net asset value. The Fund’s Board of Trustees has determined that these provisions are in the best interests of long-term shareholders generally.  See “Certain Provisions in the Agreement and Declaration of Trust.”

HOW THE FUND MANAGES RISK

General Risk Management

                   The secondary investment objective of the Fund is to seek preservation of capital, consistent with its primary goal of high income. The ability of the Fund to achieve its secondary investment objective is limited due to the Fund’s investment policy of investing primarily in Senior Secured Loans. Senior Secured Loans are usually rated below investment grade or may also be unrated. Even though Senior Secured Loans are senior and secured in contrast to other below investment grade securities, which are often subordinated or unsecured, the risks associated with Senior Secured Loans are similar to the risks of below investment grade securities. If a Borrower under a Senior Secured Loan defaults, becomes insolvent or files for bankruptcy, the Fund may recover only a fraction of what is owed on the Senior Secured Loan or nothing at all. Senior Secured Loans are subject to a number of risks described elsewhere in this Prospectus, including credit risk, liquidity risk and management risk. See “Risks—Below Investment Grade Securities Risk,” “—Credit Risk” and “—Liquidity Risk.” There may be less readily available and reliable information about most Senior Secured Loans than is the case for many other types of securities, including securities issued in transactions registered under the Securities Act, or registered under the Exchange Act. The Fund does not intend to engage in hedging transactions in order to achieve its secondary investment objective of capital preservation.

                   However, the Adviser and ISSM expect to achieve the Fund’s secondary investment objective through a disciplined approach to its credit investment selection process in which the credit ratings of a Borrower are not considered to be the sole or determinative factor of selection. Credit selection will focus on Senior Secured Loans which are adequately collateralized or over-collateralized and covered by sufficient earnings and cash flow to service such indebtedness on a timely basis. The risks associated with investments in Senior Secured Loans and other below investment grade investments will be mitigated by the Adviser’s and ISSM’s careful selection of Borrowers across a broad range of industries and of varying characteristics and return profiles, as well as active management of such investments in light of current economic developments and trends.

                   Additionally, the Adviser and ISSM have established procedures for the regular and periodic monitoring of credit risk with a goal toward the early identification, and sale, of potential credit problems. This monitoring process will include, but not be limited to, the Borrower’s financial resources and operating history, comparison of current operating results with the initial investment thesis and the Adviser’s and ISSM’s initial expectations for the performance of the obligor for each investment held by the Fund, the Borrower’s sensitivity to economic conditions, the ability of the Borrower’s management, the Borrower’s debt maturities and borrowing requirements, the Borrower’s interest and asset coverage, and relative value based on anticipated cash flow. The Adviser will develop a “watch list” requiring that any significant concerns that could result in potential for credit loss be reviewed by the Adviser. Finally, the Adviser’s and ISSM’s personnel are experienced in corporate reorganizations, work-outs and restructurings with the goal of maximizing recovery in the event of bankruptcy or serious financial failings or default of a Senior Secured Loan or investment held by the Fund. Moreover, because of the attributes of a Senior Secured Loan and its position in a Borrower’s capital structure, Senior Secured Loans are distinguishable from, and typically have more favorable recovery rates than, other securities of below investment grade credit quality.

                   Similar to Senior Secured Loans, the Adviser and ISSM adhere to a disciplined approach with respect to the Fund’s investments in structured products, which will primarily consist of CLO Securities. The Adviser’s and ISSM’s personnel includes a dedicated structured products team, which focuses on the selection and subsequent monitoring of investments in structured products. To the extent possible, the Adviser and ISSM will select structured products which are well structured and collateralized by portfolios of primarily Senior Secured Loans that the Adviser and ISSM believes to be of sufficient quality, diversity and amount to support the structure and fully collateralize the tranche the Fund is investing in. Once approved for investment, the structured product is monitored by a structured product investment analyst who reviews the expected performance of the underlying investments.

Investment Limitations

                   The Fund has adopted certain investment limitations designed to limit investment risk. These limitations are fundamental and may not be changed without the approval of the holders of a majority of the outstanding common shares and, if issued, preferred shares voting together as a single class, and if provided in the terms governing the preferred shares, the approval of the holders of a majority of the outstanding preferred shares voting as a separate class. The Fund’s investment objectives are not fundamental and may be changed by the Board of Trustees without the approval of shareholders.

                   The Fund may become subject to guidelines that are more limiting than its investment restrictions in order to obtain and maintain ratings from rating agencies on the preferred shares that it may issue. The Fund does not anticipate that these guidelines would have a material adverse effect on the Fund’s common shareholders or the Fund’s ability to achieve its investment objectives. See “Investment Restrictions” in the SAI for a complete list of the fundamental and non-fundamental investment restrictions of the Fund.

Management of Investment Portfolio and Capital Structure to Limit Leverage Risk

                   In the event that the Fund uses leverage, the Fund may take certain actions if short-term interest rates increase or market conditions otherwise change (or the Fund anticipates such an increase or change) and the Fund’s leverage begins (or is expected) to adversely affect common shareholders. In order to attempt to offset such a negative impact of leverage on common shareholders, the Fund may shorten the average maturity of its investment portfolio (by investing in short-term securities) or may extend the maturity of outstanding preferred shares or reduce its indebtedness or unwind other leverage transactions. The Fund may also attempt to reduce the utilization of leverage by redeeming or otherwise purchasing preferred shares. As explained above under “Risks—Leverage Risk,” the success of any such attempt to limit leverage risk depends on the Adviser’s and ISSM’s ability to accurately predict interest rate or other market changes. Because of the difficulty of making such predictions, the Fund may never attempt to manage its capital structure in the manner described in this paragraph. If market conditions suggest that additional leverage would be beneficial, the Fund may sell previously unissued preferred shares.

MANAGEMENT OF THE FUND

Trustees and Officers

                   The overall management of the business and affairs of the Fund is vested in the Board of Trustees. The responsibilities of the Board of Trustees include, among other things, the oversight of the Fund’s investment activities, oversight of the Fund’s financing arrangements and corporate governance activities. The standing committees of the Board are expected to be an Audit Committee, a Compliance Committee, a Governance Committee, an Investment Committee and a subcommittee thereof, and a Valuation, Distribution and Proxy Voting Oversight Committee. The day-to-day operation of the Fund is delegated to the officers of the Fund and the Adviser, subject always to the investment objectives, restrictions and policies of the Fund and to the general supervision of the Board of Trustees.

                   The Board is composed of [_______] Trustees, including [_______] (a majority) who are not “interested persons” (as defined in the Investment Company Act) of the Fund. The name and business address of the trustees and officers of the Fund and their principal occupations and other affiliations during the past five years are set forth under “Management of the Fund” in the SAI.

Investment Adviser and Sub-Advisers

                   The Fund’s investment adviser is Invesco Advisers, Inc.  The Adviser is a wholly owned subsidiary of Invesco Ltd., and had $300.3 billion under management as of September 30, 2010. The Adviser’s principal office is located at 1555 Peachtree Street, N.E., Atlanta, GA 30309.

The Fund’s primary sub-adviser is Invesco Senior Secured Management, Inc. (“ISSM”).  ISSM is one of the largest institutional managers of bank loans, with $18 billion under management as of September 30, 2010.  Its principal office is located at 1166 Avenue of the Americas, New York, NY 10036.  The other sub-advisers to the Fund are Invesco Deutschland; Invesco Asset Management; Invesco Japan; Invesco Australia; Invesco Hong Kong; and Invesco Trimark.  Each affiliated sub-adviser is an indirect wholly owned subsidiaries of Invesco Ltd.

Investment Management Team

                   Set forth below is information regarding the team of professionals at ISSM primarily responsible for overseeing the day-to-day operations of the Fund.

                   Scott Baskind, Senior Portfolio Manager and Head of Bank Loan Trading, is also a member of the Bank Loan Group’s Investment Committee.   Scott joined ISSM in 1999 as a credit analyst and was promoted to his current position in 2002. Scott began his career in 1996 as a financial analyst at the Bureau of Fiscal Management, City of New York. Later that year, he joined NatWest Markets as a commercial lending analyst. In 1997, he joined Gleacher NatWest as an associate in the Leveraged Finance and Private Equities Group. He was responsible for credit analysis of non-investment grade bank loans and mezzanine debt financings.  Scott earned a B.S. in business administration, with majors in finance and management information systems, from the University at Albany, State University of New York.

                   Greg Stoeckle, Senior Portfolio Manager and Head of Global Bank Loan Group, heads Invesco’s global bank loan business, which manages $18 billion of leveraged credit and LBO related assets across multiple product formats. Greg oversees macro credit and investment strategies across all funds managed by the business. In addition to running the bank loan business Greg is also a member of the Global Investment Policy Committee for Invesco’s $182.3 billion Fixed Income Platform.  Greg joined ISSM in 1999, when the bank loan business was in its nascent stages. He was instrumental in building the business from a domestic platform of less than $1 billion in 1999 into the current global franchise. Greg’s career stretches back over 20 years and has been developed through progressively senior roles in banking and investment management. Prior employers include Gleacher NatWest, Bank of Tokyo-

Mitsubishi, and CoreStates Bank.  Greg is Chairman of the Board of the Loan Syndications and Trading Association. He holds a B.S. in applied math & economics from Ursinus College and an M.B.A. in finance from Saint Joseph’s University

                   Additional information about the portfolio managers’ compensation, other accounts managed by them and other information is provided in the SAI.

Investment Adviser Philosophy

Invesco Senior Secured Management, Inc., with $18 billion under management as of September 30, 2010, is one of the largest institutional managers of bank loans. ISSM developed one of the first institutional bank loan platforms and, ultimately, helped foster the maturation of the syndicated bank loan market. ISSM’s long term, consistent approach to managing the bank loan market using active, bottom-up research has enabled its investment strategies to add value over the long term. Its bank loan platform is supported by global resources of Invesco, Ltd., one of the world’s largest asset management companies.

With a 20-year history in managing the asset class, ISSM is one of the leading pure-play investment managers with exclusive focus on senior secured bank loans.  It currently has 42 professionals exclusively dedicated to its bank loan platform, including its global team in the U.S. and Europe of 29 credit professionals with over 14 years average experience.

ISSM’s bank loan investment process is predicated on a disciplined, fundamental approach to investing. Its analysts are structured by industry specialty and have a deep understanding of the companies that operate in the leveraged bank loan space.  In addition to credit selection, active portfolio management is a major component of ISSM’s investment process. Its investment process is designed to optimize portfolio return while minimizing downside credit risk investing through a full credit cycle.  ISSM takes a fundamental approach to credit and has an active management style that is biased toward more liquid positions in the upper-mid to large cap segment of the market.  It covers approximately 75% of the U.S. broadly syndicated bank loan market, , investing in approximately 630 unique companies in the S&P/LSTA Leveraged Loan Index.

ISSM emphasizes risk management with ongoing management of portfolio sensitivity to macro-economic risks.  Top–down input is provided by an experienced Investment Committee, comprised of ISSM’s most seasoned and senior investment professionals.  Bottom–up ownership of research process belongs to specialized credit analysts.  Active relative value oversight and strategic portfolio input provided by trading and portfolio management.

Internal credit selection is fully vetted review, combining bottom-up and top-down analysis.  Credit ratings must be supported by at least three members of the Investment Committee.  Loans are assigned both an internal risk rating and a maximum hold level.  Ongoing credit surveillance consists of daily meetings to discuss trading and credit changes, weekly meetings with trading, the Investment Committee and the credit team to review buy/sell recommendations, monthly watch list meetings, and Quarterly industry reviews.  All credits have internal ratings reviewed by two senior members of Investment Committee upon release of new financials.

Investment Advisory Agreement

                Duties and Obligations.  The Adviser provides services to the Fund pursuant to an Investment Advisory Agreement between the Fund and the Adviser (the “Advisory Agreement”).  The Advisory Agreement provides that, subject to the direction and control of the Board of Trustees, the Adviser shall (i) act as investment adviser for and supervise and manage the investment and reinvestment of the Fund’s assets, (ii) supervise the investment program of the Fund and the composition of its investment portfolio, and (iii) decide on and arrange for the purchase and sale of securities and other assets held in the investment portfolio of the Fund.  In addition, the Advisory Agreement provides that the Adviser shall take, on behalf of the Fund, all actions that appear to be necessary to effectuate such purchase and sale programs and supervisory functions.

Compensation.   Under the Advisory Agreement, the Fund’s investment adviser is paid a fee computed weekly and payable monthly at an annual rate of [0.xx]% of the Fund’s average daily net assets.  Under the Advisory Agreement, the Fund bears all of the ordinary business expenses incurred in the operations of the Fund and the offering of its shares.

            Term and Termination.  The Advisory Agreement shall continue for an initial term of two years from the date that initial shareholders approve it.  The Board of Trustees intends to renew the Advisory Agreement annually after its initial term, if approved (i) by the Board of Trustees or the holders of a majority of the outstanding voting securities of the Fund, and (ii) by a majority of the Trustees who are not “interested persons” of any party to the Advisory Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated (i) at any time by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund upon 60 days’ notice to the Adviser, or (ii) by the Adviser on 60 days’ written notice to the Fund.  The Advisory Agreement will also immediately terminate in the event of its assignment, as defined in the Investment Company Act.

Limitation of Liability.  The Advisory Agreement provides that the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Adviser or by the Fund in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the Advisory Agreement on the part of the Adviser.

Delegation to Affiliated Sub-Advisers.  Under the terms of the Advisory Agreement, the Adviser may delegate any or all of its rights, duties or obligations under the Advisory Agreement to certain affiliated sub-advisers in accordance with the Sub-Advisory Agreement and applicable law.

Master Sub-Advisory Agreement

              The Adviser has entered into a Master Sub-Advisory Agreement with certain affiliates to serve as sub-advisers to the Fund (the “Sub-Advisory Agreement”), pursuant to which these affiliated sub-advisers may be appointed by the Adviser from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. These affiliated sub-advisers, each of which is a registered investment adviser under the Investment Advisers Act of 1940 are:

   •   Invesco Senior Secured Management, Inc.
   •   Invesco Asset Management Deutschland GmbH
   •   Invesco Asset Management Limited
   •   Invesco Asset Management (Japan) Limited
   •   Invesco Australia Limited
   •   Invesco Hong Kong Limited
   •   Invesco Trimark Ltd.

The Adviser and each sub-adviser are indirect wholly owned subsidiaries of Invesco Ltd.

                Duties of the Affiliated Sub-Advisers.  The Sub-Advisory Agreement provides that the Adviser may, in its discretion, appoint one or more affiliated sub-advisers to provide: (i) investment advice to the Fund for all or a portion of its investments; (ii) placement of orders for the purchase and sale of portfolio securities or other investments for the Fund; or (iii) discretionary investment management of all or a portion of the investments of the Fund.

Compensation.  The only fees payable to the sub-advisers under the sub-advisory agreement are for providing discretionary investment management services. For such services, the Adviser will pay each sub-adviser a fee, computed daily and paid monthly, equal to (i) 40% of the monthly compensation that the Adviser receives from the Trust, multiplied by (ii) the fraction equal to the net assets of the Fund as to which such sub-adviser shall have provided discretionary investment management services for that month divided by the net assets of the Fund for that month.  In no event shall the aggregate monthly fees paid to the sub-advisers under the sub-advisory agreement exceed 40% of the monthly compensation that the Adviser receives from the Fund pursuant to its advisory agreement with the Fund, as reduced to reflect contractual or voluntary fees waivers or expense limitations by the Adviser, if any.

Liability.  The Sub-Advisory Agreement provides that the affiliated sub-advisers will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Sub-Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of an affiliated sub-adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

Term and Termination.  The Sub-Advisory Agreement shall continue for an initial term of two years from its effective date, and shall continue thereafter if approved annually (i) by the Board or the holders of a majority of the outstanding voting securities of the Fund, and (ii) by a majority of the Trustees who are not “interested persons” of any party to the Sub-Advisory Agreement. The Sub-Advisory Agreement may be terminated with respect to an affiliated sub-adviser by the Board, a majority of the outstanding voting securities of the Fund, or any party on 60 days’ written notice. Should the Sub-Advisory Agreement be terminated for an affiliated sub-adviser, the Adviser will assume the duties and responsibilities of the affiliated sub-adviser or will appoint another affiliated sub-adviser to perform such duties and responsibilities. In addition, the Sub-Advisory Agreement will terminate automatically if assigned, as defined in the Investment Company Act.

A discussion regarding the basis for the approval of the Advisory Agreement and Sub-Advisory Agreement by the Board of Trustees will be available in the Fund’s first report to shareholders.

Administrator

                   The Fund and the Adviser have entered into a Master Administrative Services Agreement (“Administrative Services Agreement”) pursuant to which the Adviser performs or arranges for the provision of certain accounting and other administrative services to the Fund, which are not required to be performed by the Adviser under the Advisory Agreement.  The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Fund’s Board of Trustee, including the Independent Trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, the Adviser is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board.  The Adviser will be reimbursed for the services of its principal financial officer and her staff and any expenses related to fund accounting services.  The Adviser is entitled to receive a monthly fee at the annual rate of [x.xx]% of the average daily value of the Fund’s Managed Assets, subject to a minimum annual fee of $[______], plus out-of-pocket expenses.  During periods when the Fund is using leverage, the fees paid to the Adviser will be higher than if the Fund did not use leverage because the fees paid are calculated on the basis of the Fund’s Managed Assets, which includes the assets purchased through leverage.

Control Persons

                   A control person is a person who beneficially owns more than 25% of the voting securities of a company. The Adviser has provided the initial capitalization of the Fund and therefore is a control person because it is the sole shareholder of the Fund as of the date of this prospectus. However, it is anticipated that the Adviser will no longer be a control person once the offering is completed.

NET ASSET VALUE

                   The net asset value of the common shares of the Fund will be computed based upon the value of the Fund’s Managed Assets. The Fund calculates net asset value per common share by subtracting liabilities (including accrued expenses or dividends) from the total assets of the Fund (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund.

           The Fund determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day.  The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are  unavailable or unreliable at their fair value in good faith using procedures approved by the Boards of Trustees. The Board has delegated the daily determination of good faith fair value methodologies to the Adviser’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, the Adviser provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Adviser determines that the closing price of the security is unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

The Adviser may use indications of fair value from pricing services approved by the Board. In other circumstances, the Adviser’s Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the Adviser routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds. To the extent the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

DISTRIBUTIONS

                   Commencing with the Fund’s initial dividend, the Fund intends to make regular [monthly] cash distributions of all or a portion of its net investment income to common shareholders. The Fund expects to declare the initial [monthly] dividend on the Fund’s common shares within approximately [45] days after completion of this offering and to pay that initial monthly dividend approximately [90] days after completion of this offering. The Fund will pay common shareholders at least annually all or substantially all of its net investment income after the payment of dividends and interest, if any, owed with respect to any outstanding preferred shares and/or borrowing or other forms of leverage utilized by the Fund. The Fund intends to pay any capital gains distributions at least annually. If the Fund makes a long-term capital gain distribution, it will be required to allocate such gain between the common shares and any preferred shares issued by the Fund in proportion to the total dividends paid to each class for the year in which the income is realized.

                   The U.S. federal income tax treatment and characterization of the Fund’s distributions may vary significantly from time to time because of the varied nature of the Fund’s investments. In light of the Fund’s investment policies, the Fund anticipates that the Investment Company Act will require it to accompany each monthly distribution with a statement setting forth the estimated source (as between net income, capital gains and return of capital) of the distribution made. The Fund will indicate the proportion of its capital gains distributions that constitute long-term and short-term gains annually. The ultimate U.S. federal income tax characterization of the Fund’s distributions made in a calendar or fiscal year cannot finally be determined until after the end of that taxable year. As a result, there is a possibility that the Fund may make total distributions during a calendar or taxable year in an amount that exceeds the Fund’s net investment company taxable income and net capital gains for the relevant taxable year. In such situations, if a distribution exceeds the Fund’s current and accumulated earnings and profits (as determined for U.S. federal income tax purposes), such distribution would generally be treated as a tax-free return of capital reducing the amount of a shareholder’s tax basis in such shareholder’s shares. When you sell your shares in the Fund, the amount, if any, by which your sales price exceeds your basis in the Fund’s shares is gain subject to tax. Because a return of capital reduces your basis in the shares, it will increase the amount of your gain or decrease the amount of your loss when you sell the shares, all other things being equal. To the extent that the amount of any return of capital distribution exceeds the shareholder’s basis in such shareholder’s shares, the excess will be treated as gain from a sale or exchange of the shares.  The Fund has no present intention to distribute returns of capital.  See “Tax Matters.”

                   Various factors will affect the level of the Fund’s income, including the asset mix, the average maturity of the Fund’s portfolio, the amount of leverage utilized by the Fund and the Fund’s use of hedging. To permit the Fund to maintain a more stable monthly distribution, the Fund may from time to time distribute less than the entire amount of income earned in a particular period. The undistributed income would be available to supplement future distributions. As a result, the distributions paid by the Fund for any particular monthly period may be more or less than the amount of income actually earned by the Fund during that period. Undistributed income will add to the Fund’s net asset value (and indirectly benefits the Adviser and ___ by increasing their fees) and, correspondingly, distributions from undistributed income will reduce the Fund’s net asset value.

                   Section 19(b) of the Investment Company Act and Rule 19b-1 thereunder generally limit the Fund to one long-term capital gain distribution per year, subject to certain exceptions.

DIVIDEND REINVESTMENT PLAN

The Fund offers a dividend reinvestment plan (the “Plan”) pursuant to which distributions of dividends and all capital gains on common shares are automatically reinvested in additional common shares, unless a common shareholder specifically elects to receive cash.

[__________________], as plan agent (the “Plan Agent”), serves as agent for the holders of common Shares of each Fund in administering the Plan. All Fund common shareholders are deemed to be participants in the Plan unless they specifically elect not to participate.

If the Fund declares an income dividend or a realized capital gains distribution payable either in the Fund’s shares or in cash, as shareholders may have elected, non-participants in the Plan will receive cash and participants in the Plan will receive shares. If the market price per share on the valuation date equals or exceeds net asset value per share on that date, the Fund will issue new shares to participants at net asset value unless the net asset value is less than 95% of the market price on the valuation date, in which case, shares will be issued at 95% of the market price. The valuation date will be the dividend or distribution payment date or, if that date is not a trading day on the exchange on which the Fund’s shares are then listed, the next preceding trading day. If the net asset value exceeds the market price of shares at such time, or if the Fund should declare a dividend or capital gains distribution payable only in cash, the Plan Agent will, as agent for the participants, buy the Fund’s shares in the open market, or elsewhere, with the cash in respect of the dividend or distribution, for the participants’ account on, or shortly after, the payment date.

In the event of a market discount on the distribution payment date, the Plan Agent will have up to 30 days after the distribution payment date to invest the distribution amount in common shares acquired in open-market purchases. If, before the Plan Agent has completed its open-market purchases, the market price of a common share exceeds the net asset value per common share, the average per common share purchase price paid by the Plan Agent may exceed the net asset value of the Fund’s common shares, resulting in the acquisition of fewer common shares than if the distribution had been paid in newly issued common shares on the distribution payment date. Therefore, the Plan provides that if the Plan Agent is unable to invest the full distribution amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making open-market purchases and will invest the uninvested portion of the distribution amount in newly issued common shares.

The Plan Agent maintains all common shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by common shareholders for tax records.  Common shares in the account of each Plan participant will be held by the Plan Agent on behalf of the Plan participant, and each common shareholder proxy will include those common shares purchased or received pursuant to the Plan.

The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for common shares held pursuant to the Plan in accordance with the instructions of the participants.

In the case of common shareholders such as banks, brokers or nominees that hold common shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of common shares certified from time to time by the record common shareholder’s name and held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges to common shareholders with respect to common shares issued directly by the Fund as a result of distributions payable either in common shares or in cash. However each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of distributions.

Common shareholders participating in the Plan may receive benefits not available to common shareholders not participating in the Plan. If the market price (plus commissions) of the Fund’s common shares is above their net asset value, participants in the Plan will receive common shares of the Fund at less than they could otherwise purchase them and will have common shares with a cash value greater than the value of any cash distribution they would have received on their common shares. If the market price plus commissions is below the net asset value, participants will receive distributions in common shares with a net asset value greater than the per common share value of any cash distribution they would have received on their common shares. However, there may be insufficient common shares available in the market to make distributions in common shares at prices below the net asset value. Also, since the Fund does not redeem its common shares, the price on resale may be more or less than the net asset value.

The automatic reinvestment of dividends and distributions does not relieve participants of any income tax that may be payable on such dividends and distributions. See “Tax Matters.”

Common shareholders may terminate their participation in the Plan at anytime by calling [(800) _______], by writing to the Plan Agent, [__________] at [____________________] or by visiting invesco.com/us. If you terminate, shares will be held by the Plan Agent in non-certificated form in the name of the participant. Common shareholders of the Fund may again elect to participate in the Plan at any time by calling [(800) _______], by writing to the Plan Agent at the address listed above or by visiting invesco.com/us.

DESCRIPTION OF SHARES

Common Shares

                   The Fund is a statutory trust organized under the laws of Delaware pursuant to the Agreement and Declaration of Trust dated as of [________] , 2010. The Fund is authorized to issue an unlimited number of common shares of beneficial interest, with no par value per share. Each common share has one vote and, when issued and paid for in accordance with the terms of this offering, will be fully paid and non-assessable. The holders of common shares will not be entitled to receive any distributions from the Fund unless all accrued dividends and interest and dividend payments with respect to the Fund’s leverage have been paid, unless certain asset coverage tests with respect to the leverage employed by the Fund are satisfied after giving effect to the distributions and unless certain other requirements imposed by any rating agencies rating any preferred shares or other senior securities issued by the Fund have been met. See “—Preferred Shares” below. All common shares are equal as to dividends, assets and voting privileges and have no conversion, preemptive or other subscription rights. The Fund will send annual and semi-annual reports, including financial statements, when available, to all holders of its common shares.

                   The Fund has no present intention of offering any additional shares other than the common shares it may issue under the Fund’s dividend reinvestment plan and the issuance of preferred shares. Any additional offerings of shares will require approval by the Fund’s Board of Trustees. Any additional offering of common shares will be subject to the requirements of the Investment Company Act, which provides that shares may not be issued at a price below the then current net asset value, exclusive of the sales load, except in connection with an offering to existing holders of common shares or with the consent of a majority of the Fund’s outstanding voting securities.

                   The Fund’s common shares have been approved for listing on the [______] Stock Exchange, subject to notice of issuance. The trading or “ticker” symbol of the common shares is “[____].”

                   Unlike open-end funds, closed-end funds like the Fund do not continuously offer shares and do not provide daily redemptions. Rather, if a shareholder determines to buy additional common shares or sell shares already held, the shareholder may do so by trading through a broker on the [_______] Stock Exchange or otherwise. Shares of closed-end investment companies frequently trade on an exchange at prices lower than net asset value. Shares of closed-end investment companies like the Fund that invest predominantly in Senior Secured Loans have traded during some periods at prices higher than net asset value and have traded during other periods at prices lower than net asset value. Because the market value of the common shares may be influenced by such factors as dividend levels (which are in turn affected by expenses), dividend stability, portfolio credit quality, net asset value, relative demand for and supply of such common shares in the market, general market and economic conditions and other factors beyond the control of the Fund, the Fund cannot assure you that its common shares will trade at a price equal to or higher than net asset value in the future.  The common shares are designed primarily for long-term investors and you should not purchase the common shares if you intend to sell them soon after purchase.

Preferred Shares

                   The Fund’s Agreement and Declaration of Trust may be amended to provide that the Board of Trustees of the Fund may authorize and issue preferred shares, with rights as determined by the Board of Trustees, without the approval of the holders of the common shares. Holders of common shares have no preemptive right to purchase any preferred shares that might be issued.

                   The Fund may use leverage consistent with the provisions of the Investment Company Act, which permits leverage through debt or borrowing of up to 33 1/3% of its Managed Assets and permits leverage through equity securities of up to 50% of its Managed Assets.  The Fund intends to use leverage to buy additional securities.  The Fund may use leverage through the issuance of preferred shares, commercial paper, borrowing, or a combination thereof.  The use of leverage can create risks. The Board of Trustees may issue preferred shares to the extent permitted by the Investment Company Act, which currently limits the aggregate liquidation preference of all outstanding preferred shares to 50% of the value of the Fund’s Managed Assets. The Fund cannot assure you, however, that any preferred shares will be issued.

The terms of any preferred shares, including dividend rate, liquidation preference and redemption provisions restrictions on the declaration of dividends, maintenance of asset ratios and restrictions while dividends are in arrears will be determined by the Board of Trustees, subject to applicable law and the Agreement and Declaration of Trust. The Fund also expects that in the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the holders of any preferred shares will be entitled to receive a preferential liquidating distribution. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of preferred shares will not be entitled to any further participation in any distribution of assets by the Fund.

                   The Investment Company Act requires that the holders of any preferred shares, voting separately as a single class, have the right to elect at least two trustees at all times. The remaining trustees will be elected by holders of common shares and preferred shares, voting together as a single class. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any preferred shares have the right to elect a majority of the trustees of the Fund at any time two years’ dividends on any preferred shares are unpaid. The Investment Company Act also requires that, in addition to any approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class, would be required to (1) adopt any plan of reorganization that would adversely affect the preferred shares and (2) take any action requiring a vote of security holders under Section 13(a) of the Investment Company Act, including, among other things, changes in the Fund’s sub-classification as a closed-end investment company or changes in its fundamental investment restrictions. See “Certain Provisions in the Agreement and Declaration of Trust.” As a result of these voting rights, the Fund’s ability to take any such actions may be impeded to the extent that there are any preferred shares outstanding. The Board of Trustees presently intends that, except as otherwise indicated in this prospectus and except as otherwise required by applicable law, holders of preferred shares will have equal voting rights with holders of common shares (one vote per share, unless otherwise required by the Investment Company Act) and will vote together with holders of common shares as a single class.

                   The affirmative vote of the holders of a majority of any outstanding preferred shares, voting as a separate class, will likely be required to amend, alter or repeal any of the preferences, rights or powers of holders of preferred shares so as to affect materially and adversely such preferences, rights or powers, or to increase or decrease the authorized number of preferred shares. The class vote of holders of preferred shares described above will in each case be in addition to any other vote required to authorize the action in question.

                   The terms of any preferred shares issued by the Fund are expected to provide that (i) they are redeemable by the Fund in whole or in part at the original purchase price per share plus accrued dividends per share, and (ii) the Fund may tender for or purchase preferred shares. Any redemption or purchase of preferred shares by the Fund will reduce the leverage applicable to the common shares.

                   The discussion above describes the possible offering of preferred shares by the Fund. If the Board of Trustees determines to proceed with such an offering, the terms of the preferred shares may be the same as, or different from, the terms described above, subject to applicable law and the terms of the Fund’s Agreement and Declaration of Trust. The Board of Trustees, without the approval of the holders of common shares, may authorize an offering of preferred shares or may determine not to authorize such an offering, and may fix the terms of the preferred shares to be offered.

CERTAIN PROVISIONS IN THE AGREEMENT
AND DECLARATION OF TRUST

        The Fund’s Agreement and Declaration of Trust may be amended to include provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of its Board of Trustees. This could have the effect of depriving shareholders of an opportunity to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control over the Fund. Such attempts could have the effect of increasing the expenses of the Fund and disrupting the normal operation of the Fund. At the first annual meeting the trustees will be elected and divided into three classes, with the terms of one class expiring at each annual meeting of shareholders. At each annual meeting, one class of trustees is elected to a three-year term. This provision could delay for up to two years the replacement of a majority of the Board of Trustees. A trustee may be removed from office for cause only, and not without cause, and only by the action of a majority of the remaining trustees followed by a vote of the holders of a majority of the shares then entitled to vote for the election of the respective trustee.

                   The trustees may from time to time grant voting rights to shareholders with respect to particular matters, certain of which are required by the Investment Company Act.  The overall effect of these provisions is to render more difficult the accomplishment of a merger or the assumption of control by a third party. These provisions also provide, however, the advantage of potentially requiring persons seeking control of the Fund to negotiate with its management regarding the price to be paid and facilitating the continuity of the Fund’s investment objective and policies. The provisions of the Agreement and Declaration of Trust and Bylaws described above could have the effect of discouraging a third party from seeking to obtain control of the Fund in a tender offer or similar transaction. The Board of Trustees has considered the foregoing anti-takeover provisions and concluded that they are in the best interests of the Fund and its shareholders.

                   The foregoing is intended only as a summary and is qualified in its entirety by reference to the full text of the Agreement and Declaration of Trust and the Bylaws, both of which will be on file with the SEC.

                   The Agreement and Declaration of Trust contains an express disclaimer of shareholder personal liability for debts or obligations or any other form of personal liability in connection with the property or actions of the Fund.

                   For the purposes of calculating “a majority of the outstanding voting securities” under the Agreement and Declaration of Trust, each class and series of the Fund will vote together as a single class, except to the extent required by the Investment Company Act or the Agreement and Declaration of Trust, with respect to any class or series of shares. If a separate class vote is required, the applicable proportion of shares of the class or series, voting as a separate class or series, also will be required.

                   The Board of Trustees has determined that provisions with respect to the Board of Trustees and the shareholder voting requirements described above, which voting requirements are greater than the minimum requirements under Delaware law or the Investment Company Act, are in the best interest of shareholders generally. For a more complete explanation, see the full text of these provisions in the Agreement and Declaration of Trust, which is on file with the SEC.

CLOSED-END FUND STRUCTURE

                   The Fund is a newly organized, diversified, closed-end management investment company (commonly referred to as a closed-end fund). Closed-end funds differ from open-end funds (which are generally referred to as mutual funds) in that closed-end funds generally list their shares for trading on a stock exchange and do not redeem their shares at the request of the shareholder. This means that if shareholders wish to sell common shares of a closed-end fund they must trade them on the market like any other stock at the prevailing market price at that time. In a mutual fund, if the shareholder wishes to sell shares of the mutual fund, the mutual fund will redeem or buy back the shares at “net asset value.” Also, mutual funds generally offer new shares on a continuous basis to new investors, and closed-end funds generally do not. The continuous inflows and outflows of assets in a mutual fund can make it difficult to manage a mutual fund’s investments. By comparison, closed-end funds are generally able to stay more fully invested in securities that are consistent with their investment objectives, and also have greater flexibility to make certain types of investments, and to use certain investment strategies, such as financial leverage.

                   Shares of closed-end funds frequently trade at a discount to their net asset value. Because of this possibility and the recognition that any such discount may not be in the interest of shareholders, the Fund’s Board of Trustees might consider from time to time engaging in open-market repurchases, tender offers for shares or other programs intended to reduce the discount. The Fund cannot guarantee or assure, however, that the Fund’s Board of Trustees will decide to engage in any of these actions. Nor is there any guarantee or assurance that such actions, if undertaken, would result in the shares trading at a price equal or close to net asset value per share.
REPURCHASE OF COMMON SHARES

                   The Fund is a closed-end management investment company and, as a result, its shareholders will not have the right to cause the Fund to redeem their common shares. Instead, the Fund’s common shares will trade in the open market at a price that will be a function of several factors, including dividend levels (which are in turn affected by expenses), net asset value, dividend stability, relative demand for and supply of such shares in the market, general market and economic conditions and other factors. Notice is hereby given in accordance with Section 23(c) of the Investment Company Act that the Fund may purchase at market prices from time to time its common shares in the open market but is under no obligation to do so. Because common shares of a closed-end investment company may frequently trade at prices lower than net asset value, the Fund’s Board of Trustees may consider action that might be taken to reduce or eliminate any material discount from net asset value in respect of common shares, which may include the repurchase of such shares in the open market or in private transactions, the making of a tender offer for such shares or the conversion of the Fund to an open-end investment company. The Board of Trustees may decide not to take any of these actions. In addition, there can be no assurance that common share repurchases or tender offers, if undertaken, will reduce market discount.

                   Notwithstanding the foregoing, at any time if the Fund’s preferred shares may be outstanding, the Fund may not purchase, redeem or otherwise acquire any of its common shares unless (1) all accrued preferred shares dividends have been paid and (2) at the time of such purchase, redemption or acquisition, the net asset value of the Fund’s portfolio (determined after deducting the acquisition price of the common shares) is at least 200% of the liquidation value of the outstanding preferred shares (expected to equal the original purchase price per share plus any accrued and unpaid dividends thereon). Any service fees incurred in connection with any tender offer made by the Fund will be borne by the Fund and will not reduce the stated consideration to be paid to tendering shareholders.

                   Subject to its investment restrictions, the Fund may borrow to finance the repurchase of common shares or to make a tender offer. Interest on any borrowings to finance share repurchase transactions or the accumulation of cash by the Fund in anticipation of share repurchases or tenders will reduce the Fund’s net income. Any share repurchase, tender offer or borrowing that might be approved by the Fund’s Board of Trustees would have to comply with the Exchange Act, the Investment Company Act, the [_____] Exchange and the rules and regulations thereunder.

                   There is no assurance that, if action is undertaken to repurchase or tender for common shares, such action will result in the common shares trading at a price which approximates their net asset value. Although share repurchases and tenders could have a favorable effect on the market price of the Fund’s common shares, shareholders should be aware that the acquisition of common shares by the Fund will decrease the total net assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio and decreasing the asset coverage with respect to any preferred shares if any outstanding and to any amounts borrowed.

TAX MATTERS

The discussion below and certain disclosure in the SAI provide general tax information related to an investment in common shares of the Fund. Because tax laws are complex and often change, shareholders should consult their tax advisors about the tax consequences of an investment in the Fund. Unless otherwise noted, the following tax discussion applies only to U.S. shareholders that hold the common shares as a capital asset. A U.S. shareholder is an individual who is a citizen or resident of the United States, a U.S. corporation, or any estate or trust the income of which is subject to U.S. federal income tax regardless of its source.

                   The Fund intends to elect to be treated and to qualify each taxable year as a regulated investment company under Subchapter M of the Code. To qualify under Subchapter M for the favorable tax treatment accorded to regulated investment companies, the Fund must, among other things: (1) distribute to its shareholders in each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and its net tax-exempt income; (2) derive in each taxable year at least 90% of its gross income from (a) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gain from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currencies; and (b) net income derived from interests in certain publicly traded partnerships that are treated as partnerships for U.S. federal income tax purposes and that derive less than 90% of their gross income from the items described in (a) above (each a “Qualified Publicly Traded Partnership”); and (3) diversify its holdings so that, at the end of each quarter of each taxable year of the Fund (a) at least 50% of the value of the Fund’s total assets is represented by cash, cash items, U.S. government securities and securities of other regulated investment companies, and other securities, with these other securities limited, with respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets, and to not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s total assets is represented by the securities (other than U.S. government securities or securities of other regulated investment companies) of (I) any one issuer, (II) any two or more issuers that the Fund controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or (III) any one or more Qualified Publicly Traded Partnerships. As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes in each taxable year to its shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain.

                   A regulated investment company that fails to distribute, by the close of each calendar year, an amount at least equal to the sum of 98% of its ordinary taxable income for such calendar year and 98% of its capital gain net income for the one-year period ended on October 31 of such calendar year, plus any shortfalls from any prior year’s required distribution, is liable for a 4% excise tax on the portion of the undistributed amounts of such income that are less than the required distributions. For these purposes, the Fund will be deemed to have distributed any income on which it paid federal income tax. To avoid the imposition of this excise tax, the Fund intends to make the required distributions of its ordinary taxable income and its capital gain net income, to the extent possible, by the close of each calendar year.

                   Distributions to shareholders by the Fund of ordinary income (including “market discount” realized by the Fund on the sale of debt securities), and of net short-term capital gains, if any, realized by the Fund will, except as described below with respect to distributions of “qualified dividend income,” be taxable to shareholders as ordinary income to the extent such distributions are paid out of the Fund’s current or accumulated earnings and profits. Distributions, if any, of net capital gains will be taxable as long-term capital gains, regardless of the length of time the shareholder has owned common shares of the Fund. A distribution of an amount in excess of the Fund’s current and accumulated earnings and profits (as determined for U.S. federal income tax purposes) will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder’s basis in his or her shares of common shares of the Fund. To the extent that the amount of any such distribution exceeds the shareholder’s basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the common shares.

                   Distributions will be treated in the manner described above regardless of whether such distributions are paid in cash or invested in additional common shares of the Fund. Shareholders receiving distributions in the form of additional common shares of the Fund will be treated as receiving a distribution in the amount of cash that they would have received if they had elected to receive the distribution in cash, unless the Fund issues additional common shares with a fair market value equal to or greater than net asset value, in which case, shareholders will be treated as receiving a distribution in the amount of the fair market value of the distributed common shares.

                   Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in one of those months, and paid during the following January, will be treated as having been distributed by the Fund (and received by shareholders) on December 31 of the year in which declared.

                   In general, the sale or other disposition of common shares will result in capital gain or loss to shareholders. A holder’s gain or loss generally will be a long-term gain or loss if the common shares has been held for more than one year. Present law taxes both long- and short-term capital gains of corporations at the rates applicable to ordinary income. For non-corporate taxpayers, however, under current law net capital gains will be taxed at a maximum rate of 20% for taxable years beginning after December 31, 2010 (unless Congress enacts legislation providing otherwise), while short-term capital gains and other ordinary income will be taxed at a maximum rate of 35% (increasing to 39.6% in 2011). Because of the limitations on itemized deductions and the deduction for personal exemptions applicable to higher income taxpayers, the effective rate of tax may be higher in certain circumstances. Losses realized by a holder on the sale or exchange of common shares held for six months or less are treated as long-term capital losses to the extent of any distribution of long-term capital gain received (or amounts designated as undistributed capital gains, as discussed under “Tax Matters—Distributions” in the SAI) with respect to such common shares. In addition, no loss will be allowed on the sale or other disposition of common shares if the owner acquires (including pursuant to the dividend reinvestment plan) or enters into a contract or option to acquire securities that are substantially identical to such common shares within 30 days before or after the disposition. In such case, the basis of the securities acquired will be adjusted to reflect the disallowed loss.

                   If a shareholder (other than a partnership) is not a U.S. shareholder (other than such a shareholder whose ownership of shares is effectively connected with a U.S. trade or business), certain dividends received by such shareholder from the Fund may be subject to U.S. federal withholding tax. To the extent that Fund distributions consist of ordinary dividends that are subject to withholding, the Fund will withhold federal income tax at the rate of 30% (or such lower rate as may be determined in accordance with any applicable treaty). Ordinary dividends that were designated by regulated investment companies as “interest-related dividends” or “short-term capital gain dividends” were generally exempt from such withholding for taxable years of such regulated investment companies beginning before January 1, 2010. Recently proposed legislation would extend this exemption from withholding for taxable years beginning before January 1, 2011. However, there can be no assurance as to whether or not this proposed legislation will be enacted. If this legislation is not enacted, dividends that the Fund pays to non-U.S. shareholders out of interest income and short-term capital gains will be subject to U.S. withholding tax at a the rate of 30% (or a lower applicable treaty rate), even though the interest income and short-term capital gains would generally not have been subject to U.S. withholding tax if derived directly by the non-U.S. shareholder. Net capital gain dividends (that is, distributions of the excess of net long-term capital gain over net short-term capital loss) distributed by the Fund to a non-U.S. shareholder will not be subject to U.S. withholding tax.

                   If a shareholder does not provide the Fund with its correct taxpayer identification number and any required certifications, such shareholder may be subject to backup withholding at the rate of 28% on its taxable distributions, dividends, and redemption proceeds. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax applicable to foreign shareholders.

                   Under recently enacted legislation, the relevant withholding agent may be required to withhold 30% of any dividends and the proceeds of a sale of the Fund’s common shares paid after December 31, 2012 to (i) a foreign financial institution unless such foreign financial institution agrees to verify, report and disclose certain of its U.S. accountholders and meets certain other specified requirements or (ii) a non-financial foreign entity that is the beneficial owner of the payment unless such entity certifies that it does not have any substantial U.S. owners or provides the name, address and taxpayer identification number of each substantial U.S. owner and such entity meets certain other specified requirements.

                   The foregoing tax discussion is for general information only. The provisions of the Code and regulations thereunder presently in effect as they directly govern the taxation of the Fund and its shareholders are subject to change by legislative or administrative action, and any such change may be retroactive with respect to the Fund’s transactions. The foregoing does not represent a detailed description of the federal income tax considerations relevant to special classes of taxpayers including, without limitation, financial institutions, insurance companies, investors in pass-through entities, U.S. shareholders whose “functional currency” is not the U.S. dollar, tax-exempt organizations, dealers in securities or currencies, traders in securities or commodities that elect mark to market treatment, or persons that will hold common shares as a position in a “straddle,” “hedge” or as part of a “constructive sale” for federal income tax purposes. In addition, this discussion does not address the application of the U.S. federal alternative minimum tax. Shareholders are advised to consult with their own tax advisors for more detailed information concerning federal income tax matters.

UNDERWRITERS

                   Under the terms and subject to the conditions contained in the underwriting agreement; dated the date of this prospectus, the Underwriters named below, for whom [INSERT UNDERWRITERS], are acting as Representatives, have severally agreed to purchase, and the Fund has agreed to sell to them, the number of common shares indicated below.

Name	Number of Common Shares

                   The Underwriters are offering the common shares subject to their acceptance of the common shares from the Fund and subject to prior sale. The underwriting agreement provides that the obligations of the several Underwriters to pay for and accept delivery of the common shares offered by this prospectus are subject to the approval of legal matters by their counsel and to certain other conditions. The Underwriters are obligated to take and pay for all of the common shares offered by this prospectus if any such common shares are taken. However, the Underwriters are not required to take or pay for the common shares covered by the Underwriters’ over-allotment option described below.

                   The Underwriters initially propose to offer part of the common shares directly to the public at the initial offering price listed on the cover page of this prospectus and part to certain dealers at a price that represents a concession not in excess of $[0.xx] per common share under the initial offering price. After the initial offering of the common shares, the offering price and other selling terms may from time to time be varied by the Representatives. The underwriting discounts and commissions (sales load) of $[0.xx] per common share are equal to [x.xx]% of the initial offering price. Investors must pay for any common shares purchased on or before [______, 201_].

                   The Fund has granted to the Underwriters an option, exercisable for [45] days from the date of this prospectus, to purchase up to an aggregate of [_____] common shares at the initial offering price per common share listed on the cover page of this prospectus, less underwriting discounts and commissions. The Underwriters may exercise this option solely for the purpose of covering over-allotments, if any, made in connection with the offering of the common shares offered by this prospectus. To the extent the option is exercised, each Underwriter will become obligated, subject to limited conditions, to purchase approximately the same percentage of the additional common shares as the number listed next to the Underwriter’s name in the preceding table bears to the total number of common shares listed next to the names of all Underwriters in the preceding table. If the Underwriters’ over-allotment option is exercised in full, the total price to the public would be $[_____], the total Underwriters’ discounts and commissions (sales load) would be $[_____], and the total proceeds to the Fund would be $[_____].

                   The following table summarizes the estimated expenses and compensation that the Fund will pay:

	Per Common Share				Total
	Without Over-allotment		With Over-allotment		Without Over-allotment		With Over-allotment
Public offering price	$	[_____]	$	[_____]	$	[_____]	$	[_____]
Sales load	$	[_____]	$	[_____]	$	[_____]	$	[_____]
Estimated offering expenses	$	[_____]	$	[_____]	$	[_____]	$	[_____]
Proceeds, after expenses, to the Fund	$	[_____]	$	[_____]	$	[_____]	$	[_____]

                   The fees described below under “—Additional Compensation to Be Paid by the Adviser” are not reimbursable to the Adviser by the Fund, and are therefore not reflected in expenses payable by the Fund in the table above.

                   Offering expenses paid by the Fund (other than sales load but inclusive of the distribution assistance payment to [_____]) will not exceed $[0.xx] per common share sold by the Fund in this offering. If the offering expenses referred to in the preceding sentence exceed this amount, the Adviser will pay the excess. The aggregate offering expenses (excluding sales load but inclusive of the distribution assistance payment to [_____]) are estimated to be $[_____] in total, $[_____] of which will be borne by the Fund (or $[_____] if the Underwriters exercise their over-allotment option in full). If the Fund issues preferred shares and/or notes, the Fund’s common shareholders will also bear the expenses of such an offering. The total offering expenses for any offering of preferred shares and/or notes are estimated to be approximately $[0.xx] per share. See “Summary of Fund Expenses.”

                   The Underwriters have informed the Fund that they do not intend sales to discretionary accounts to exceed five percent of the total number of common shares offered by them.

                   At the Fund’s request, the Underwriters have agreed to reserve less than [1]% of the common shares for sale in this offering to the Fund’s executive officers and trustees, and their relatives, at the offering price.

                   In order to meet requirements for listing the common shares on the [_______] Exchange, the Underwriters have undertaken to sell lots of [100] or more shares to a minimum of [400] beneficial owners in the United States. The minimum investment requirement is [100] common shares ($[2,000]).

                   The Fund’s common shares have been approved for listing on the [_______] Exchange, subject to notice of issuance, under the trading or “ticker” symbol “[____].”

                   The Fund has agreed that, without the prior written consent of [INSERT UNDERWRITERS], on behalf of the Underwriters, it will not, during the period ending 180 days after the date of this prospectus:

•
offer, pledge, sell, contract to sell, sell any option or contract to purchase, purchase any option or contract to sell, grant any option, right or warrant to purchase, lend, or otherwise transfer or dispose of, directly or indirectly, any common shares or any securities convertible into or exercisable or exchangeable for common shares, or

•
enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of the common shares, whether any such transaction described above is to be settled by delivery of common shares or such other securities, in cash or otherwise; or file any registration statement with the SEC relating to the offering of any common shares or any securities convertible into or exercisable or exchangeable for common shares. Notwithstanding the foregoing, if (i) during the last 17 days of the 180-day restricted period, the Fund issues an earnings release or announces material news or a material event relating to the Fund; or (ii) prior to the expiration of the 180-day restricted period, the Fund announces that it will release earnings results during the 16-day period beginning on the last day of the 180-day restricted period, the restrictions described above shall continue to apply until the expiration of the 18-day period beginning on the date of the earnings release or the announcement of the material news or material event. These lock-up agreements will not apply to the common shares to be sold pursuant to the underwriting agreement or any common shares issued pursuant to the Fund’s dividend reinvestment plan or any preferred share issuance, if any.

                   In order to facilitate the offering of the common shares, the Underwriters may engage in transactions that stabilize, maintain or otherwise affect the price of the common shares. The Underwriters currently expect to sell more common shares than they are obligated to purchase under the underwriting agreement, creating a short position in the common shares for their own account. A short sale is covered if the short position is no greater than the number of common shares available for purchase by the Underwriters under the over-allotment option (exercisable for 45 days from the date of this prospectus). The Underwriters can close out a covered short sale by exercising the over-allotment option or purchasing common shares in the open market. In determining the source of common shares to close out a covered short sale, the Underwriters will consider, among other things, the open market price of the common shares compared to the price available under the over-allotment option. The Underwriters may also sell common shares in excess of the over-allotment option, creating a naked short position. The Underwriters must close out any naked short position by purchasing common shares in the open market. A naked short position is more likely to be created if the Underwriters are concerned that there may be downward pressure on the price of the common shares in the open market after pricing that could adversely affect investors who purchase in the offering. As an additional means of facilitating the offering, the Underwriters may bid for, and purchase, common shares in the open market to stabilize the price of the common shares. Finally, the underwriting syndicate may also reclaim selling concessions allowed to an Underwriter or a dealer for distributing the common shares in the offering, if the syndicate repurchases previously distributed common shares in transactions to cover syndicate short positions or to stabilize the price of the common shares. Any of these activities may raise or maintain the market price of the common shares above independent market levels or prevent or retard a decline in the market price of the common shares. The Underwriters are not required to engage in these activities, and may end any of these activities at any time.

                   Prior to this offering, there has been no public or private market for the common shares or any other securities of the Fund. Consequently, the offering price for the common shares was determined by negotiation among the Fund, the Adviser and the Representatives. There can be no assurance, however, that the price at which the common shares trade after this offering will not be lower than the price at which they are sold by the Underwriters or that an active trading market in the common shares will develop and continue after this offering.

                   The Fund anticipates that the Representatives and certain other Underwriters may from time to time act as brokers and dealers in connection with the execution of its portfolio transactions after they have ceased to be Underwriters and, subject to certain restrictions, may act as such brokers while they are Underwriters.

                   In connection with this offering, certain of the Underwriters or selected dealers may distribute prospectuses electronically. The Fund, the Adviser and the Underwriters have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act.

                   Prior to the public offering of common shares, the Adviser purchased common shares from the Fund in an amount satisfying the net worth requirements of Section 14(a) of the Investment Company Act. As of the date of this Prospectus, the Adviser owned 100% of the outstanding common shares. The Adviser may be deemed to control the Fund until such time as it owns less than 25% of the outstanding common shares, which is expected to occur as of the completion of the offering of common shares.

                   The principal business address of [UNDERWRITER] is [UNDERWRITER ADDRESS]. The principal business address of [UNDERWRITER] is [UNDERWRITER ADDRESS].  The principal business address of [UNDERWRITER] is [UNDERWRITER ADDRESS].  The principal business address of [UNDERWRITER] is [UNDERWRITER ADDRESS].  The principal business address of [UNDERWRITER] is [UNDERWRITER ADDRESS].

                   The Underwriters and their respective affiliates are full service financial institutions engaged in various activities, which may include securities trading, commercial and investment banking, financial advisory, investment management, principal investment, hedging, financing and brokerage activities. Certain of the Underwriters or their respective affiliates from time to time have provided in the past, and may provide in the future, investment banking, securities trading, hedging, brokerage activities, commercial lending and financial advisory services to us, certain of the Fund’s executive officers and the Fund’s affiliates and the Adviser and its affiliates in the ordinary course of business, for which they have received, and may receive, customary fees and expenses.

                   No action has been taken in any jurisdiction (except in the United States) that would permit a public offering of the common shares, or the possession, circulation or distribution of this prospectus or any other material relating to the Fund or the common shares in any jurisdiction where action for that purpose is required. Accordingly, the common shares may not be offered or sold, directly or indirectly, and neither this prospectus nor any other offering material or advertisements in connection with the common shares may be distributed or published, in or from any country or jurisdiction except in compliance with the applicable rules and regulations of any such country or jurisdiction.

Additional Compensation to be Paid by the Adviser

                   The Adviser (and not the Fund) has agreed to pay, from its own assets, an upfront structuring fee to [UNDERWRITER] in the amount of $[_____] (which amount will not exceed [0.XX]% of gross proceeds), an upfront structuring fee to [UNDERWRITER] in the amount of $[_____] (which amount will not exceed [0.XX]% of gross proceeds), an upfront structuring fee to

[UNDERWRITER] in the amount of $[_____] (which amount will not exceed [0.XX]% of gross proceeds), an upfront structuring fee to [UNDERWRITER] in the amount of $[_____] (which amount will not exceed [0.XX]% of gross proceeds) and an upfront structuring fee to [UNDERWRITER] in the amount of $[_____] (which amount will not exceed [0.XX]% of gross proceeds). In contrast to the underwriting discounts and commissions (earned under the underwriting agreement by the underwriting syndicate as a group), the structuring fees will be earned by and paid to [INSERT UNDERWRITERS], by the Adviser for advice to the Adviser relating to the structure, design and organization of the Fund, including without limitation, views from an investor market and distribution perspective on (i) diversification and concentration approaches for Senior Secured Loans and other debt securities in light of current market conditions, (ii) the amount and nature of leverage that could be accepted by the potential investor community, (iii) marketing issues with respect to the Fund investing in Senior Secured Loans, second lien or subordinated floating or fixed rate debt, below investment grade securities, securities of financially distressed and bankrupt issuers, corporate bonds, securities of non-U.S. issuers, structured products and derivatives, (iv) the proportion of the Fund’s Managed Assets to invest in Senior Secured Loans, (v) the proportion of the Fund’s Managed Assets to invest in non-U.S. securities and (vi) the overall marketing and positioning thesis for the Fund’s initial public offering. These services provided by [INSERT UNDERWRITERS], to the Adviser are unrelated to the Adviser’s function of advising the Fund as to its investments in securities or use of investment strategies and investment techniques.

                   As part of the Fund’s payment of the Fund’s offering expenses, the Fund has agreed to pay expenses related to the reasonable fees and disbursements of counsel to the Underwriters in connection with the review by the Financial Industry Regulatory Authority, Inc. (“FINRA”) of the terms of the sale of the common shares, the filing fees incident to the filing of marketing materials with FINRA and the transportation and other expenses incurred by the Underwriters and [_____] in connection with presentations to prospective purchasers of the common shares. Such expenses will not exceed $[_____] in the aggregate.

                   Total underwriting compensation determined in accordance with FINRA rules is summarized as follows. The sales load the Fund will pay of $[0.xx] per share is equal to [x.xx]% of gross proceeds. The Fund has agreed to reimburse the Underwriters the reasonable fees and disbursements of counsel to the Underwriters in connection with the review by FINRA of the terms of the sale of the common shares, the filing fees incident to the filing of marketing materials with FINRA and the transportation and other expenses incurred by the Underwriters and [_____] in connection with presentations to prospective purchasers of the common shares, in an amount not to exceed $[______] in the aggregate, which amount will not exceed [0.xx]% of gross proceeds.  The Adviser (and not the Fund) will pay structuring fees to [INSERT UNDERWRITERS], which will not exceed $[___] million in the aggregate. Total compensation to the Underwriters and to [_____] will not exceed 6.1% of gross proceeds.

CUSTODIAN

                   [__________] (“[________]”) will serve as custodian for the Fund. See “Custodian.”  [________] also provides accounting services to the Fund.

DIVIDEND PAYING AGENT, TRANSFER AGENT AND REGISTRAR

[_______________________] (collectively, “[________]”) will serve together as the Fund’s dividend paying agent, transfer agent and registrar. See “Dividend paying agent, transfer agent and registrar.”

LEGAL OPINIONS

        Certain legal matters in connection with the common shares will be passed upon for the Fund by Stradley Ronon Stevens & Young, LLP, Philadelphia, Pennsylvania, and for the Underwriters by [_____]. [_____] may rely as to certain matters of Delaware law on the opinion of [_____].

TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION

Investment Objectives	[1]

Investment Restrictions	[1]

Investment Policies and Techniques	[2]

Management of the Fund	[17]

Brokerage Allocation and Other Practices	[21]

Description of Shares	[25]

Repurchase of Common Shares	[25]

Tax Matters	[27]

Control Persons and Principal Holders of Securities	[32]

Independent Registered Public Accounting Firm	[33]

Custodian	[33]

Dividend Paying Agent, Transfer Agent and Registrar	[33]

Additional Information	[33]

Appendix A—Ratings of Debt Securities	A-1

Appendix B—Proxy Voting Policies and Procedures	B-1

Appendix C—Trustees and Officers	C-1

Appendix D—Portfolio Managers	D-1

        Until [________], 2011 ([25] days after the date of this prospectus), all dealers that buy, sell or trade the common shares, whether or not participating in this offering, may be required to deliver a prospectus. This is in addition to the dealers’ obligations to deliver a prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.

[_________] Shares

Invesco Floating Rate Corporate Credit Fund

Common Shares

$[20.00] per Share

PROSPECTUS

[________], 2011

[INSERT UNDERWRITERS]

Invesco Floating Rate Corporate Credit Fund

Statement of Additional Information

Invesco Floating Rate Corporate Credit Fund (the “Fund”) is a newly organized, diversified, closed-end management investment company with no operating history. This Statement of Additional Information relating to common shares does not constitute a prospectus, but should be read in conjunction with the prospectus relating thereto dated [_____, 2011]. This Statement of Additional Information, which is not a prospectus, does not include all information that a prospective investor should consider before purchasing common shares, and investors should obtain and read the prospectus prior to purchasing such shares. A copy of the prospectus may be obtained without charge by calling 1-800-[___-____]. You may also obtain a copy of the prospectus on the Securities and Exchange Commission’s Web site (http://www.sec.gov). Capitalized terms used but not defined in this Statement of Additional Information have the meanings ascribed to them in the prospectus.

This Statement of Additional Information is dated [_________, 2011].

The information in this Statement of Additional Information is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange commission is effective.  This Statement of Additional Information is not an offer to sell these securities and is not soliciting offers to buy these securities in any jurisdiction where the offer or sale is not permitted.

TABLE OF CONTENTS

Investment Objectives	[1]

Investment Restrictions	[1]

Investment Policies and Techniques	[2]

Management of the Fund	[17]

Brokerage Allocation and Other Practices	[21]

Description of Shares	[25]

Repurchase of Common Shares	[25]

Tax Matters	[27]

Control Persons and Principal Holders of Securities	[32]

Independent Registered Public Accounting Firm	[33]

Custodian	[33]

Dividend Paying Agent, Transfer Agent and Registrar	[33]

Additional Information	[33]

Appendix A—Ratings of Debt Securities	A-1

Appendix B—Proxy Voting Policies and Procedures	B-1

Appendix C—Trustees and Officers	C-1

Appendix D—Portfolio Managers	D-1

INVESTMENT OBJECTIVES

The Fund’s investment objective is to provide a high level of current income and, secondarily, capital appreciation.  There can be no assurance that the Fund will achieve its investment objectives.

INVESTMENT RESTRICTIONS

Fundamental Restrictions

Except as otherwise noted below, the Fund is subject to the following investment restrictions, which may be changed only by a vote of the Fund’s outstanding shares.  Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund’s shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund’s outstanding shares.  Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.

(1)           The Fund may not borrow money or issue senior securities, except as permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the Securities and Exchange Commission (“SEC”) staff (collectively, the “1940 Act Laws and Interpretations”) or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the “1940 Act Laws, Interpretations and Exemptions”).

(2)           The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933, as amended (the “Securities Act”).

(3)           The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry; provided, however, that the Fund may invest more than 25% of its assets in securities of issuers in the industry group consisting of financial institutions and their holding companies, including commercial banks, thrift institutions, insurance companies and finance companies. For purposes of this restriction, the term “issuer” includes the borrower, the agent bank, lender, or holder of a participation interest. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

(4)           The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities or other instruments that are secured by real estate or interests therein.

(5)           The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities or other instruments that are secured by physical commodities.

(6)           The Fund may not make loans of its assets except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

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(7)           The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

Non-Fundamental Restrictions

The investment restrictions set forth above provide the Fund with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change.  Even though the Fund has this flexibility, the Board of Trustees of the Fund (the “Board”) has adopted non-fundamental restrictions for the Fund relating to certain of these restrictions which Invesco Advisers, Inc. (“Invesco” or the “Adviser”), the Fund’s investment adviser, and, when applicable, the Sub-Advisers (as defined herein) must follow in managing the Fund.  Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board.

The following non-fundamental investment restrictions may be changed for the Fund without approval of the Fund’s voting securities.

(1)           In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to an Invesco Fund, on such terms and conditions as the SEC may require in an exemptive order.

(2)           Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities or other instruments that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) or other instrument that is secured by physical commodities.  The Fund does not consider currencies or other financial commodities or contracts and financial instruments to be physical commodities (which include, for example, oil, precious metals and grains). Accordingly, the Fund will interpret the proposed restriction and the related non-fundamental restriction to permit the Fund, subject to the Fund’s investment objectives and general investment policies (as stated in the Fund’s prospectus and herein), to invest directly in foreign currencies and other financial commodities and to purchase, sell or enter into commodity futures contracts and options thereon, foreign currency forward contracts, foreign currency options, currency-, commodity- and financial instrument-related swap agreements, hybrid instruments, interest rate or securities-related or foreign currency-related hedging instruments or other currency-, commodity or financial instrument-related derivatives, subject to compliance with any applicable provisions of the federal securities or commodities laws. The Fund also will interpret its fundamental restriction regarding purchasing and selling physical commodities and its related non-fundamental restriction to permit the Fund to invest in exchange-traded funds that invest in physical and/or financial commodities, subject to the limits described in the Fund’s prospectus and herein.

(3)           Under normal market conditions, the Fund will invest at least 85% of its Managed Assets (as defined below) in floating rate securities issued in the form of senior secured bank loans of corporate issuers (“Senior Secured Loans”) and secured bonds. For purposes of Rule 35d-1, the Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

INVESTMENT POLICIES AND TECHNIQUES

Set forth below are detailed descriptions of the various types of securities and investment techniques that Invesco and/or the Sub-Advisers (as defined herein) may use in managing the Fund, as well as the risks associated with those types of securities and investment techniques. The descriptions of the types of securities and investment techniques below supplement the discussion of principal investment strategies and risks contained in the Fund’s prospectus; where a particular type of security or investment technique is not discussed in the Fund’s prospectus, that security or investment technique is not a principal investment strategy.

The Fund may not invest in all of these types of securities or use all of these techniques at any one time. The Fund’s transactions in a particular type of security or use of a particular technique is

2

subject to limitations imposed by the Fund’s investment objectives, policies and restrictions described in the Fund’s prospectus and/or this Statement of Additional Information, as well as the federal securities laws. In addition to those described below, Invesco and/or Sub-Advisers may invest in other types of securities and may use other investment techniques in managing the Fund, subject to limitations imposed by the Fund’s investment objectives, policies and restrictions described in the Fund’s prospectuses and/or this Statement of Additional Information, as well as the federal securities laws.

The Fund’s investment objectives, policies, strategies and practices described below are non-fundamental unless otherwise indicated.

Debt Investments

Floating Rate Corporate Loans and Corporate Debt Securities. Floating rate loans consist generally of obligations of companies and other entities (collectively, a “borrower”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Floating rate loans are often obligations of borrowers who have incurred a significant percentage of debt compared to equity issued and thus are highly leveraged.

Floating rate loans may include both term loans, which are generally fully funded at the time of the Fund’s investment, and revolving loans, which may require the Fund to make additional investments in the loans as required under the terms of the loan agreement. A revolving credit loan agreement may require the Fund to increase its investment in a loan at a time when the Fund might not otherwise have done so, even if the borrower’s condition makes it unlikely that the loan will be repaid.

A floating rate loan is generally offered as part of a lending syndicate to banks and other financial institutions and is administered in accordance with the terms of the loan agreement by an agent bank who is responsible for collection of principal and interest and fee payments from the borrower and apportioning those payments to all lenders who are parties to the agreement. Typically, the agent is given broad discretion to enforce the loan agreement and is compensated by the borrower for its services.

Floating rate loans may be acquired by direct investment as a lender at the inception of the loan or by assignment of a portion of a floating rate loan previously made to a different lender or by purchase of a participation interest. If the Fund makes a direct investment in a loan as one of the lenders, it generally acquires the loan at par. This means the Fund receives a return at the full interest rate for the loan. If the Fund acquires its interest in loans in the secondary market or acquires a participation interest, the loans may be purchased or sold above, at, or below par, which can result in a yield that is below, equal to, or above the stated interest rate of the loan. At times, the Fund may be able to invest in floating rate loans only through assignments or participations.

A participation interest represents a fractional interest in a floating rate loan held by the lender selling the Fund the participation interest. In the case of participations, the Fund will not have any direct contractual relationship with the borrower, the Fund’s rights to consent to modifications of the loan are limited and it is dependent upon the participating lender to enforce the Fund’s rights upon a default.

The Fund may be subject to the credit of both the agent and the lender from whom the Fund acquires a participation interest. A description of S&P’s and Moody’s ratings is included as Appendix A. These credit risks may include delay in receiving payments of principal and interest paid by the borrower to the agent or, in the case of a participation, offsets by the lender’s regulator against payments received from the borrower. In the event of the borrower’s bankruptcy, the borrower’s obligation to repay the floating rate loan may be subject to defenses that the borrower can assert as a result of improper conduct by the agent.

Historically, floating rate loans have not been registered with the SEC or any state securities commission or listed on any securities exchange. As a result, the amount of public information available about a specific floating rate loan has been historically less extensive than if the floating rate loan were

3

registered or exchange-traded.

Floating rate debt securities are typically in the form of notes or bonds issued in public or private placements in the securities markets. Floating rate debt securities will typically have substantially similar terms to floating rate loans, but will not be in the form of participations or assignments.

The floating rate loans and debt securities in which the Fund invests will, in most instances, be secured and senior to other indebtedness of the borrower. Each floating rate loan and debt security will generally be secured by collateral such as accounts receivable, inventory, equipment, real estate, intangible assets such as trademarks, copyrights and patents, and securities of subsidiaries or affiliates. The value of the collateral generally will be determined by reference to financial statements of the borrower, by an independent appraisal, by obtaining the market value of such collateral, in the case of cash or securities if readily ascertainable, or by other customary valuation techniques considered appropriate by Invesco and/or the Sub-Advisers. The value of collateral may decline after the Fund’s investment, and collateral may be difficult to sell in the event of default. Consequently, the Fund may not receive all the payments to which it is entitled. If the borrower defaults on an unsecured loan or security, there is no specific collateral on which the lender can foreclose. If the borrower defaults on a subordinated loan or security, the collateral may not be sufficient to cover both the senior and subordinated loans and securities.

Most borrowers pay their debts from cash flow generated by their businesses. If a borrower’s cash flow is insufficient to pay its debts, it may attempt to restructure its debts rather than sell collateral. Borrowers may try to restructure their debts by filing for protection under the federal bankruptcy laws or negotiating a work-out. If a borrower becomes involved in a bankruptcy proceeding, access to collateral may be limited by bankruptcy and other laws. If a court decides that access to collateral is limited or void, the Fund may not recover the full amount of principal and interest that is due.

A borrower must comply with certain restrictive covenants contained in the loan agreement or indenture (in the case of floating rate debt securities). In addition to requiring the scheduled payment of principal and interest, these covenants may include restrictions on the payment of dividends and other distributions to the borrower’s shareholders, provisions requiring compliance with specific financial ratios, and limits on total indebtedness. The agreement may also require the prepayment of the floating rate loans or debt securities from excess cash flow. A breach of a covenant that is not waived by the agent (or lenders directly) is normally an event of default, which provides the agent and lenders the right to call for repayment of the outstanding floating rate loan or debt security.

Purchasers of floating rate loans may receive and/or pay certain fees. These fees are in addition to interest payments and may include commitment fees, facility fees, and prepayment penalty fees. When the Fund buys a floating rate loan, it may receive a facility fee, and when it sells a floating rate loan, it may pay an assignment fee.

It is expected that the majority of floating rate loans and debt securities will have stated maturities of three to ten years. However, because floating rate loans and debt securities are frequently prepaid, it is expected that the average maturity will be three to five years. The degree to which borrowers prepay floating rate loans and debt securities, whether as a contractual requirement or at the borrower’s election, may be affected by general business conditions, the borrower’s financial condition and competitive conditions among lenders. Prepayments cannot be predicted with accuracy. Prepayments may result in the Fund’s investing in floating rate loans and debt securities with lower yields.

U.S. Government Obligations. The Fund may invest in U.S. Government obligations. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as “stripped” or “zero coupon” U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their “face value,” and may exhibit greater price volatility than interest-bearing securities because investors receive no payment until maturity.

4

Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association (“GNMA”), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the right of the issuer to borrow from the U.S. Treasury.

Other obligations of certain agencies and instrumentalities of the U.S. Government, such as the Federal Farm Credit Bureau (“FFCB”), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer were to default, the Funds holding securities of such issuer might not be able to recover their investment from the U.S. Government.

Collateralized Debt Obligations (“CDOs”). The Fund may invest in CDOs. A CDO is an asset backed security backed by a pool of bonds, loans and other debt obligations. CDOs do not specialize in one type of debt but often include non-mortgage loans or bonds.

Similar in structure to a collateralized mortgage obligation (described above) CDOs are unique in that they represent different types of debt and credit risk. In the case of CDOs, these are often referred to as ‘tranches’ or ‘slices’. Each slice has a different maturity and risk associated with it.

Credit Linked Notes (“CLNs”). The Fund may invest in CLNs. A CLN is a security with an embedded credit default swap allowing the issuer to transfer a specific credit risk to credit investors.

CLNs are created through a Special Purpose Company (SPC), or trust, which is collateralized with AAA-rated securities. Investors buy securities from a trust that pays a fixed or floating coupon during the life of the note. At maturity, the investors receive par unless the referenced credit defaults or declares bankruptcy, in which case they receive an amount equal to the recovery rate. The trust enters into a default swap with a deal arranger. In case of default, the trust pays the dealer par minus the recovery rate in exchange for an annual fee which is passed on to the investors in the form of a higher yield on the notes.

Collateralized Loan Obligations (“CLOs”). The Fund may invest in CLOs, which are debt instruments backed solely by a pool of other debt securities. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests. Some CLOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CLOs are privately offered and sold (that is, not registered under the securities laws) and may be characterized by the Fund as illiquid securities, but an active dealer market may exist for CLOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities, CLOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in CLOs that are subordinate to other classes, volatility in values, and may produce disputes with the issuer or unexpected investment results.

Bank Instruments. The Fund may invest in certificates of deposits, time deposits, and bankers’ acceptances from U.S. or foreign banks. A bankers’ acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity. A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

Commercial Instruments. The Fund may invest in commercial instruments, including commercial paper, master notes and other short-term corporate instruments, that are denominated in U.S. dollars. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand

5

notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the credit quality criteria of the Fund. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice.

Junk Bonds. The Fund may invest in lower-rated or non-rated debt securities commonly known as junk bonds.

Junk bonds are considered speculative with respect to their capacity to pay interest and repay principal. While they may provide greater income and opportunity for gain, junk bonds are subject to greater risks than higher-rated debt securities. The prices of and yields on junk bonds may fluctuate to a greater extent than those of higher-rated debt securities.

Issuers of junk bonds are often highly leveraged, and may lack more traditional methods of financing. The risk of issuer default on junk bonds is generally higher because such issues are often unsecured or otherwise subordinated to claims of the issuer’s other creditors. If a junk bond issuer defaults, the Fund may incur additional expenses to seek recovery.

Junk bonds have been found to be less sensitive to fluctuations in interest rates, and more sensitive to real or perceived adverse economic conditions and individual corporate developments (including industry competition and adverse publicity), than those of higher-rated debt securities, which can decrease the liquidity and values of junk bonds. During such periods of recession and economic downturns, highly leveraged junk bond issuers may experience financial stress and may lack sufficient revenues to meet interest payment obligations, increasing the risk of default. In addition, new laws and proposed new laws may adversely impact the market for junk bonds.

The Fund may have difficulty selling certain junk bonds at the desired time and price. The secondary markets in which junk bonds are traded may be thin and less liquid than the market for higher-rated debt securities. Less liquidity in secondary trading markets could adversely affect the price at which the Fund could sell a particular junk bond, and could adversely affect and cause large fluctuations in the net asset value of the Fund’s shares. The lack of a liquid secondary market may also make it more difficult for the Fund to obtain accurate market quotations in valuing junk bond assets.

Liquid Assets. Cash equivalents include money market instruments (such as certificates of deposit, time deposits, bankers’ acceptances from U.S. or foreign banks, and repurchase agreements), shares of affiliated money market funds or high-quality debt obligations (such as U.S. Government obligations, commercial paper, master notes and other short-term corporate instruments and municipal obligations).

Foreign Investments

Floating Rate Corporate Loans and Corporate Debt Securities of Non-U.S. Borrowers. The Fund may invest in floating rate loans and floating rate debt securities that are made to non-U.S. borrowers, provided that the loans are U.S. dollar-denominated or otherwise provide for payment in U.S. dollars. The Fund similarly may invest in floating rate loans and floating rate debt securities made to U.S. borrowers with significant non-U.S. dollar-denominated revenues, provided that the loans are U.S. dollar-denominated or otherwise provide for payment to the Fund in U.S. dollars. In all cases where the floating rate loans or floating rate debt securities are not denominated in U.S. dollars, provisions will be made for payments to the lenders, including the Fund, in U.S. dollars pursuant to foreign currency swaps. Loans to non-U.S. borrowers or U.S. borrowers with significant non-U.S. dollar denominated revenues may involve risks not typically involved in domestic investment, including fluctuation in foreign exchange rates, future foreign political and economic developments, and the possible imposition of exchange controls or other foreign or U.S. governmental laws or restrictions applicable to such loans. There is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments in certain

6

foreign countries, which could affect the Fund’s investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment position. In addition, information with respect to non-U.S. borrowers may differ from that available for U.S. borrowers, because foreign companies are not generally subject to accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. borrowers.

Exchange-Traded Funds

Exchange-Traded Funds. The Fund may purchase shares of exchange-traded funds (“ETFs”). Most ETFs are registered under the 1940 Act as investment companies. Therefore, the Fund’s purchase of shares of an ETF may be subject to the restrictions on investments in other investment companies discussed under “Other Investment Companies.”

ETFs hold portfolios of securities, commodities and/or currencies that are designed to replicate, as closely as possible before expenses, the price and/or yield of (i) a specified market or other index, (ii) a basket of securities, commodities or currencies, or (iii) a particular commodity or currency. The performance results of ETFs will not replicate exactly the performance of the pertinent index, basket, commodity or currency due to transaction and other expenses, including fees to service providers, borne by ETFs. ETF shares are sold and redeemed at net asset value only in large blocks called creation units and redemption units, respectively. ETF shares also may be purchased and sold in secondary market trading on national securities exchanges, which allows investors to purchase and sell ETF shares at their market price throughout the day.

Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the commodity or currency, or in the types of securities, commodities and/or currencies included in the indices or baskets the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Finally, there can be no assurance that the portfolio of securities, commodities and/or currencies purchased by an ETF will replicate a particular index or basket or price of a commodity or currency.

Other Investments

Other Investment Companies. The Fund may purchase shares of other investment companies. For the Fund, the 1940 Act imposes the following restrictions on investments in other investment companies: (i) the Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) the Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) the Fund may not invest more than 10% of its total assets in securities issued by other investment companies. These restrictions do not apply to investments by the Fund in investment companies that are money market funds, including money market funds that have Invesco or an affiliate of Invesco as an investment adviser (the “Affiliated Money Market Funds”).

With respect to the Fund’s purchase of shares of another investment company, including an Affiliated Money Market Fund, the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company.

Defaulted Securities. The Fund may invest in defaulted securities. In order to enforce its rights in defaulted securities, the Fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer’s obligations on the defaulted securities. This could increase the Fund’s operating expenses and adversely affect its net asset value. Any investments by the

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Fund in defaulted securities will also be considered illiquid securities subject to the limitations described herein, unless Invesco and/or the Sub-Advisers determines that such defaulted securities are liquid under guidelines adopted by the Board.

Indexed Securities. The Fund may invest in indexed securities, the value of which is linked to interest rates, commodities, indices or other financial indicators. Most indexed securities are short to intermediate term fixed income securities whose values at maturity (principal value) or interest rates rise or fall according to changes in the value of one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself and could involve the loss of all or a portion of the principal amount of the indexed security.

Participation Interests. The Fund may invest in participation interests. Participation interests generally will be acquired from a commercial bank or other financial institution (a “Lender”) or from other holders of a participation interest (a “Participant”). The purchase of a participation interest either from a Lender or a Participant will not result in any direct contractual relationship with the borrowing company (the “Borrower”). The Fund generally will have no right directly to enforce compliance by the Borrower with the terms of the credit agreement. Instead, the Fund will be required to rely on the Lender or the Participant that sold the participation interest both for the enforcement of the Fund’s rights against the Borrower and for the receipt and processing of payments due to the Fund under the loans. Under the terms of a participation interest, the Fund may be regarded as a creditor of the Participant and thus the Fund is subject to the credit risk of both the Borrower and Lender or a Participant. Participation interests are generally subject to restrictions on resale. The Fund considers participation interests to be illiquid and therefore subject to the Fund’s percentage limitation for investments in illiquid securities.

Participation Notes. The Fund may invest in participation notes. Participation notes are generally traded over-the-counter and are subject to counterparty risk. Counterparty risk is the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with the Fund. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and the Fund is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participation note against the issuer of the underlying assets.

Investments in Entities with Relationships with the Fund/Adviser. The Fund may invest in securities issued, sponsored or guaranteed by the following types of entities or their affiliates: (i) entities that sell shares of the Invesco Funds; (ii) entities that rate or rank the Invesco Funds; (iii) exchanges on which the Invesco Funds buy or sell securities; and (iv) entities that provide services to the Invesco Funds (e.g., custodian banks). The Fund will decide whether to invest in or sell securities issued by these entities based on the merits of the specific investment opportunity.

Investment Techniques

When Issued and Delayed Delivery Transactions. The Fund may purchase and sell interests in floating rate loans and floating rate debt securities and other portfolio securities on a “when issued” and “delayed delivery” basis. Income may accrue to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuation; the value of the interests in floating rate loans and floating rate debt securities and other portfolio debt securities at delivery may be more or less than their purchase price; and yields generally available on such interests or securities when delivery occurs may be higher than yields on the interests or securities obtained pursuant to such transactions. Because the Fund relies on the buyer or seller, as the case may be, to consummate the transaction, failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. In order to prevent such transactions from creating a senior security, when the Fund is the buyer in such a transaction, it will segregate with its custodian, cash or other liquid assets having an aggregate value equal to the amount of such purchase commitments until

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payment is made. The Fund will make commitments to purchase such interests or securities on such basis only with the intention of actually acquiring these interests or securities, but the Fund may sell such interests or securities prior to the settlement date if such sale is considered to be advisable. To the extent the Fund engaged in “when issued” and “delayed delivery” transactions, it will do so for the purpose of acquiring interests or securities for the Fund consistent with the Fund’s investment objective and policies and not for the purpose of investment leverage. There is no specific limitation as to the percentage of the Fund’s assets which may be used to acquire securities on a “when issued” or “delayed delivery” basis.

Margin Transactions. The Fund will not purchase any security on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by the Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.

Interfund Loans. The Fund may lend uninvested cash up to 15% of its net assets to other Invesco Funds and the Fund may borrow from other Invesco Funds to the extent permitted under the Fund’s investment restrictions. During temporary or emergency periods, the percentage of the Fund’s net assets that may be loaned to other Invesco Funds may be increased as permitted by the SEC. If any interfund borrowings are outstanding, the Fund cannot make any additional investments. If the Fund has borrowed from other Invesco Funds and has aggregate borrowings from all sources that exceed 10% of the Fund’s total assets, the Fund will secure all of its loans from other Invesco Funds. The ability of the Fund to lend its securities to other Invesco Funds is subject to certain other terms and conditions.

Lending Portfolio Securities. The Fund may lend its portfolio securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. The Fund may lend portfolio securities to the extent of one-third of its total assets.

The Fund will not have the right to vote securities while they are being lent, but it can call a loan in anticipation of an important vote. The Fund would receive income in lieu of dividends on loaned securities and may, at the same time, generate income on the loan collateral or on the investment of any cash collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering securities loaned or gaining access to the collateral. If the Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly.

Any cash received as collateral for loaned securities will be invested, in accordance with the Fund’s investment guidelines, in short-term money market instruments or Affiliated Money Market Funds. For purposes of determining whether the Fund is complying with its investment policies, strategies and restrictions, the Fund will consider the loaned securities as assets of the Fund, but will not consider any collateral received as the Fund asset. The Fund will bear any loss on the investment of cash collateral.

For a discussion of tax considerations relating to lending portfolio securities, see “Tax Matters.”

Repurchase Agreements. The Fund may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest but currently intends to do so only with member banks of the Federal Reserve System or primary dealers in U.S. Government securities. Repurchase agreements are agreements under which the Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during the Fund’s holding period. The Fund may, however, enter into a “continuing contract” or “open” repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying securities from the Fund on demand and the effective interest rate is negotiated on a daily basis. Repurchase agreements are considered loans by the Fund under the 1940 Act.

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If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

The Fund may invest its cash balances in joint accounts with other Invesco Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days.

Illiquid Securities. Some loans and debt securities are, at present, not readily marketable and may be subject to restrictions on resale. Although loans and debt securities are transferred among certain financial institutions, certain of the loans and debt securities in which the Fund invests do not have the liquidity of conventional investment grade debt securities traded in the secondary market and may be considered illiquid. Such investments may affect the Fund’s ability to realize their value in the event such assets need to be liquidated in a short period of time.  As the market for loans and debt securities matures, the Sub-Advisers expect that liquidity will continue to improve.

Derivatives

Swap Agreements. The Fund may enter into a swap agreement. Swap agreements are two-party contracts wherein the two parties agree to make an exchange as described below.

Commonly used swap agreements include:

Credit Default Swaps (“CDSs”): An agreement between two parties where one party agrees to make one or more payments to the other, while the other party assumes the risk of certain defaults on a referenced debt obligation, generally a failure to pay or bankruptcy of the issuer. CDS may be direct (“unfunded swaps”) or indirect in the form of a structured note (“funded swaps”).

The Fund may buy a CDS (“buy credit protection”); in this transaction the Fund pays a stream of payments based on a fixed interest rate (the “premium”) over the life of the swap in exchange for a counterparty (the “seller”) taking on the risk of default of a referenced debt obligation (the “Reference Obligation”). If a credit event occurs for the Reference Obligation the Fund would cease to make premium payments and it would deliver defaulted bonds to the seller; in return, the seller would pay the full par value, of the Reference Obligation to the Fund. Alternatively, the two counterparties may agree to cash settlement in which the seller delivers to the Fund (buyer) the difference between the market value and the notional value of the Reference Obligation. If no event of default occurs, the Fund pays the fixed premium to the seller, and no other exchange occurs.

Alternatively, the Fund may sell a CDS (“sell protection”); in this transaction the Fund will receive premium payments from the buyer in exchange for taking the credit risk of the Reference Obligation. If an event of default occurs the buyer would cease to make premium payments to the Fund and the Fund would pay the buyer the par value of the Reference Obligation; in return, the buyer would deliver the Reference Obligation to the Fund. Alternatively, if cash settlement is elected, the Fund would pay the buyer the notional value less the market value of the Reference Obligation. If no event of default occurs, the Fund receives the premium payments over the life of the agreement.

CDS transactions are typically individually negotiated and structured. CDS transactions may be entered into for investment or hedging purposes. The Fund may enter into a CDS to create direct or synthetic long or short exposure to domestic or foreign corporate debt securities or sovereign debt securities.

Interest Rate Swap: An agreement between two parties pursuant to which the parties exchange a

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floating rate payment for a fixed rate payment based on a specified principal or notional amount. In other words, Party A agrees to pay Party B a fixed interest rate and in return Party B will pay Party A a variable interest rate. The amount that each party pays is calculated by multiplying the fixed or variable rate by the par amount.

Credit Default Index Swap (“CDX”). A CDX is a credit derivative used to hedge credit risk or to take a position on a basket of credit entities. A CDX is a completely standardized credit security and is therefore highly liquid and typically trades at a very small bid-offer spread. This means that it may be cheaper to hedge a portfolio of credit default swaps or bonds with a CDX than it is to buy many CDS to achieve a similar effect. A new series of CDX is issued every six months by Markit and IIC. Prior to the announcement of each series, a group of investment banks is polled to determine the credit entities that will form the constituents of the new issue. On the day of issue, a fixed coupon is decided for the CDX based on the credit spread of the entities within the CDX. Once this has been determined, the CDX constituents and the fixed coupon are published, and the CDX can be actively traded.

Total Return Swap: A swap agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. The underlying asset that is used is usually an equities index, loan or a basket of assets.

Common risks associated with swap agreements:

Liquidity Risk: The risk that a particular swap is difficult to sell or liquidate. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

Pricing Risk: The risk that a particular swap becomes extraordinarily expensive (or cheap) relative to historical prices or the prices of corresponding underlying instruments.

Interest Rate: Interest rate swaps could result in losses if interest rate changes are not correctly anticipated by the Fund.

Basis Risk: The risk that offsetting investments in a hedging strategy will not experience price changes in entirely opposite directions from each other. This imperfect correlation between the two investments causes the potential for excess gains or losses in a hedging strategy.

Tax Risks: For a discussion of the tax considerations relating to swap agreements, see “Tax Matters.”

Counterparty Risk: Swaps are generally governed by a single master agreement for each counterparty. Counterparty risk refers to the risk that the counterparty under the swap agreement will not live up to its obligations. A swap agreement may not contemplate delivery of collateral to support a counterparty’s contractual obligation; therefore, the Fund might need to rely on contractual remedies to satisfy the counterparty’s obligation. As with any contractual remedy, there is no guarantee that the Fund would be successful in pursuing such remedies, particularly in the event of the counterparty’s bankruptcy. The swap agreement may allow for netting of the counterparties’ obligations on specific transactions in which case the Fund’s obligation or right will be the net amount owed to or by the counterparty. Although this will not guarantee that the counterparty does not default, the Fund will not enter into a swap transaction with any counterparty that Invesco and/or the Sub-Advisers believe does not have the financial resources to honor its obligations under the transaction. Further, Invesco monitors the financial stability of swap counterparties in an effort to protect the Fund’s investments. Where the obligations of the counterparty are guaranteed, Invesco monitors the financial stability of the guarantor instead of the counterparty. The Fund’s current obligations under a swap agreement are to be accrued daily (on a net basis), and the Fund maintains cash or liquid assets in an amount equal to amounts owed to a swap counterparty (some of these assets may be segregated to secure the swap counterparty).

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The Fund will not enter into a transaction with any single counterparty if the net amount owed or to be received under existing transactions under the swap agreements with that counterparty would exceed 5% of the Fund’s net assets determined on the date the transaction is entered into.

Bundled Securities. In lieu of investing directly in securities the Fund may from time to time invest in Targeted Return Index Securities Trusts (“TRAINs”) or similar instruments representing a fractional undivided interest in an underlying pool of securities often referred to as “Bundled Securities”. Bundled Securities are typically represented by certificates and the Funds will be permitted at any time to exchange such certificates for the underlying securities evidenced by such certificates and thus the certificates are generally subject to the same risks as the underlying securities held in the trust. The Fund will examine the characteristics of the underlying securities for compliance with investment criteria but will determine liquidity with reference to the certificates themselves. TRAINs and other trust certificates are generally not registered under the Securities Act or the 1940 Act and therefore must be held by qualified purchasers and resold to qualified institutional buyers pursuant to Rule 144A under the Securities Act. Investments in certain TRAINs or other trust certificates may have the effect of increasing the level of Fund illiquidity to the extent the Fund, at a particular point in time, may be unable to find qualified institutional buyers interested in purchasing such securities.

Put and Call Options. The Fund may engage in certain strategies involving options to attempt to manage the risk of their investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). Option transactions present the possibility of large amounts of exposure, which may result in the Fund’s net asset value being more sensitive to changes in the value of the related investment.

Call Options: A call option gives the purchaser the right to buy the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be, at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell to and deliver the underlying security, contract or foreign currency to the purchaser of the call option.

Put Options: A put option gives the purchaser the right to sell the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be, at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Until an option expires or is offset, the option is said to be “open.” When an option expires or is offset, the option is said to be “closed.”

Listed Options and Over-The-Counter Options: Options may be either listed on an exchange or traded in over-the-counter (“OTC”) markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller are guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer’s price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Because purchased OTC options in certain cases may be difficult to dispose of in a timely manner, the Fund may be required to treat some or all of these options (i.e., the market value) as illiquid securities. Although the Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior

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to expiration. In the event of insolvency of the dealer, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

Index Options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the “multiplier”), which determines the total dollar value for each point of such difference.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when the Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. The Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will not be perfectly correlated with the value of the index.

CDS Option: The Fund may additionally enter into CDS option transactions which grant the holder the right, but not the obligation, to enter into a CDS at a specified future date and under specified terms in exchange for a purchase price or premium. The writer of the option bears the risk of any unfavorable move in the value of the CDS relative to the market value on the exercise date, while the purchaser may allow the option to expire unexercised.

Writing Options: The Fund may write put and call options in an attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying security, contract, or foreign currency alone. The Fund may only write a call option on a security if it owns an equal amount of such securities or securities convertible into, or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities subject to the call option. In return for the premium received for writing a call option, the Fund foregoes the opportunity for profit from a price increase in the underlying security, contract, or foreign currency above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security, contract, or foreign currency decline.

The Fund may write a put option without owning the underlying security if it covers the option as described in the section “Cover.” The Fund may only write a put option on a security as part of an investment strategy and not for speculative purposes. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying security, contract, or foreign currency will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss.

If an option that the Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency during the option period. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received. The Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the price it is willing to pay for the underlying security, contract or currency. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which the Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.

Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security, contract or currency from being called or to permit the sale of the underlying security,

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contract or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security, contract or currency with either a different exercise price or expiration date, or both.

Pursuant to federal securities rules and regulations, if the Fund writes options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section “Cover.”

Purchasing Options: The Fund may purchase a call option for the purpose of acquiring the underlying security, contract or currency for its portfolio. The Fund is not required to own the underlying security in order to purchase a call option, and may only cover the transaction with cash, liquid assets and/or short-term debt securities. Utilized in this fashion, the purchase of call options would enable the Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected increase in the market price of the underlying security, contract or currency. If the market price does not exceed the exercise price, the Fund could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. The Fund may also purchase call options on underlying securities, contracts or currencies against which it has written other call options. For example, where the Fund has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise strike and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as “call spreads.”

The Fund may purchase a put option on an underlying security, contract or currency (“protective put”) owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon the exercise of the put option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost. The Fund may also purchase put options on underlying securities, contracts or currencies against which it has written other put options. For example, where the Fund has written a put option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as “put spreads.” Likewise, a Fund may write call options on underlying securities, contracts or currencies against which it has purchased protective put options. This strategy is commonly referred to as a “collar.”

Straddles: The Fund, for hedging purposes, may write straddles (combinations of put and call options on the same underlying security) to adjust the risk and return characteristics of the Fund’s overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

General Information Regarding Options: The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions. Options that expire unexercised have no value.

The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option, which is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by

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writing an identical put or call option, which is known as a closing sale transaction. Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Warrants. The Fund may purchase warrants. A warrant is a security that gives the holder the right to purchase securities from the issuer at a specific price within a certain time frame and are similar to call options. The main difference between warrants and call options is that warrants are issued by the company that will issue the underlying security, whereas options are not issued by the company. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock are often employed to finance young, unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

Futures Contracts. A Futures Contract is a two-party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of an index future) for a specified price at a designated date, time and place (collectively, “Futures Contracts”).

Common examples of Futures Contracts that the Fund may engage in include, but are not limited to:

Index Futures: A stock index Futures Contract is an exchange-traded contract that provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contracts and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made.

Interest Rate Futures: An interest-rate futures contract is an exchange-traded contact in which the specified underlying security is either an interest-bearing fixed income security or an inter-bank deposit. Two examples of common interest rate futures contracts are U.S. Treasury futures and Eurodollar futures contracts. The specified security for U.S. Treasury futures is a U.S. Treasury security. The specified security for Eurodollar futures is the LIBOR, which is a daily reference rate based on the interest rates at which banks offer to lend unsecured funds to other banks in the London wholesale money market.

Security Futures: A security futures contract is an exchange-traded contract to purchase or sell in the future a specified quantity of a security, other than a Treasury security, or a narrow-based securities index at a certain price. Presently, the only available security futures contracts use shares of a single equity security as the specified security.

Currency Futures: A currency futures contract is an exchange-traded contract to buy or sell a particular currency at a specified price at some time in the future (commonly three months or more). Currency futures contracts are highly volatile, with a relatively small price movement potentially resulting in substantial gains or losses to the Fund. Additionally, the Fund may lose money on currency futures if changes in the currency rates do not occur as anticipated.

The Fund will enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission (“CFTC”). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. For a further discussion of the risks associated with investments in foreign securities, see “Foreign Investments” above. It should be noted that the Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a pool operator under the act with respect to the Fund.

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Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times when a Futures Contract is outstanding. “Margin” with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures Contracts trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered (“initial margin”) is intended to ensure the Fund’s performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called “variation margin,” received from or paid to the futures commission merchant through which a Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency, index or futures price fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

Closing out an open Futures Contract is effected by entering into an offsetting Futures Contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If the Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.

In addition, if the Fund were unable to liquidate a Futures Contract or an option on a Futures Contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Futures Contract or option or to maintain cash or securities in a segregated account.

Options on Futures Contracts. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures Contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s Futures Contract margin account. The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

Pursuant to federal securities laws and regulations, the Fund’s use of Futures Contracts and options on Futures Contracts may require the Fund to set aside assets to reduce the risks associated with using Futures Contracts and options on Futures Contracts. This process is described in more detail below in the section “Cover.”

Cover. The ability of a closed-end fund to issue senior securities is severely circumscribed by complex regulatory constraints under the 1940 Act that restrict, for instance, the amount, timing and form of senior securities that may be issued.  Certain portfolio management techniques, such as credit default swaps, the purchase of securities on margin, short sales or the writing of puts on portfolio securities, may be considered senior securities unless appropriate steps are taken to segregate the Fund’s assets or otherwise cover its obligations.  To the extent the Fund covers its commitment under these transactions, including by the segregation of liquid assets, equal in value to the amount of the Fund’s commitment, such instrument will not be considered a “senior security” by the Fund and therefore will not be subject to the asset coverage requirements otherwise applicable to borrowings by the Fund.

In order to prevent such transactions from creating a senior security, the Fund will not enter into any such transactions unless, in addition to complying with all the restrictions noted in the disclosure above, it owns either (1) an offsetting position in securities, currencies, or other options, or futures

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contracts or (2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid assets.

Assets used as cover cannot be sold while the position in the corresponding position is open unless they are replaced with other appropriate assets. If a large portion of the Fund’s assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

General Risks of Hedging Strategies. The use by the Fund of hedging strategies involves special considerations and risks, as described below.

(1) Successful use of hedging transactions depends upon Invesco’s and the Sub-Advisers’ ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While Invesco and the Sub-Advisers are experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

(2) In a hedging transaction, there might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a “protective put” is used to hedge a potential decline in a security and the security does decline in price, the put option’s increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

(3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

(4) There is no assurance that the Fund will use hedging transactions. For example, if the Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.

Credit Linked Notes. CLNs are a derivative transaction used to transfer credit risk. The performance of the notes is linked to the performance of the underlying reference obligation or reference portfolio (“reference entities”). The notes are usually issued by a special purpose vehicle (“SPV”) that sells credit protection through a CDS transaction in return for a premium and an obligation to pay the transaction sponsor should a reference entity experience a credit event, such as bankruptcy. The SPV invests the proceeds from the notes to cover its contingent obligation. Revenue from the investments and the money received as premium are used to pay interest to note holders. The main risk of CLNs is the risk of default to the reference obligation of the CDS. Should a default occur, the SPV would have to pay the transaction sponsor, subordinating payments to the note holders. Credit linked notes also may not be liquid and may be subject to currency and interest rate risks as well.

MANAGEMENT OF THE FUND

Board of Trustees

Qualifications and Experience. In addition to the information set forth in Appendix C, the following sets forth additional information about the qualifications and experiences of the Trustee.  The Fund anticipates adding additional Trustees, including Independent Trustees, prior to the effectiveness of its Registration Statement.

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Interested Trustees.

John M. Zerr, Trustee.  [Qualifications and experiences to be provided.]

Certain trustees and officers of the Trust are affiliated with Invesco and Invesco Ltd., the parent corporation of Invesco. All of the Trust’s executive officers hold similar offices with some or all of the other Funds.

Leadership Structure and the Board of Trustees. [To be provided.]

Risk Oversight. [To be provided.]

Committee Structure. [To be provided.]

Trustee Ownership of Fund Shares

The dollar range of equity securities beneficially owned by each trustee (i) in the Funds and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the Funds complex, is set forth in Appendix C.

Compensation

[To be provided.]

The Adviser

Invesco serves as the Funds’ investment adviser.  The Adviser managers the investment operations of the Funds as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Funds’ day-to-day management.  Invesco, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.  Invesco is an indirect, wholly owned subsidiary of Invesco Ltd.  Invesco Ltd. and its subsidiaries are an independent global investment management group.  Certain of the directors and officers of Invesco are also executive officers of the Fund and their affiliations are shown under “Management Information” herein.

As investment adviser, Invesco supervises all aspects of the Fund’s operations and provides investment advisory services to the Fund.  Invesco obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Fund.  The Master Investment Advisory Agreement (“Advisory Agreement”) provides that, in fulfilling its responsibilities, Invesco may engage the services of other investment managers with respect to the Fund.  The investment advisory services of Invesco are not exclusive and Invesco is free to render investment advisory services to others, including other investment companies.

Invesco is also responsible for furnishing to the Fund, at Invesco’s expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Fund, which in the judgment of the trustees, are necessary to conduct the business of the Fund effectively, as well as the offices, equipment and other facilities necessary for its operations.  Such functions include the maintenance of the Fund’s accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

The Advisory Agreement between the Fund and the Adviser was approved by the Board, including a majority of the trustees who are not parties to the agreement or “interested persons” (as such term is defined in the 1940 Act) of any such party (in such capacity, the “independent trustees”), in principle at an “in person” meeting held on [____, 2011].  The agreement was approved by [the sole common shareholder of the Fund] on [_____, 2011].

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The Advisory Agreement provides that the Fund will pay or cause to be paid all expenses of the Fund not assumed by Invesco, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Fund’s shareholders.

Invesco, at its own expense, furnishes to the Fund office space and facilities.  Invesco furnishes to the Fund all personnel for managing the affairs of the Fund and each of its series of shares.

Pursuant to its Advisory Agreement with the Fund, Invesco receives a monthly fee from the Fund calculated at an annual rate equal to [__]% of the average daily net assets of the Fund during the year.  The Fund allocates advisory fees to a class based on the relative net assets of each class.

Invesco may from time to time waive or reduce its fee.  Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors.  During periods of voluntary fee waivers or reductions, Invesco will retain its ability to be reimbursed for such fee prior to the end of the respective fiscal year in which the voluntary fee waiver or reduction was made.  Contractual fee waivers or reductions set forth in the Fee Table in the Fund’s prospectus may not be terminated or amended to the Fund’s detriment during the period stated in the agreement between Invesco and the Fund.

A discussion regarding the basis for the approval of the Advisory Agreement by the Board will be available in the Fund’s first report to shareholders.

Investment Sub-Advisers

Invesco has entered into a Sub-Advisory Agreement with certain affiliates to serve as sub-advisers to the Fund pursuant to which these affiliated sub-advisers may be appointed by Invesco from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund.  These affiliated sub-advisers, each of which is a registered investment adviser under the Investment Advisers Act of 1940 are:

Invesco Asset Management Deutschland GmbH (“Invesco Deutschland”)
Invesco Asset Management Limited (“Invesco Asset Management”)
Invesco Asset Management (Japan) Limited (“Invesco Japan”)
Invesco Australia Limited (“Invesco Australia”)
Invesco Hong Kong Limited (“Invesco Hong Kong”)
Invesco Senior Secured Management, Inc. (“Invesco Senior Secured”)
Invesco Trimark Ltd. (“Invesco Trimark”); (each a “Sub-Adviser” and collectively, the “Sub-Advisers”).

Invesco and each Sub-Adviser are indirect wholly owned subsidiaries of Invesco Ltd.

The only fees payable to the Sub-Advisers under the Sub-Advisory Agreement are for providing discretionary investment management services.  For such services, Invesco will pay each Sub-Adviser a fee, computed daily and paid monthly, equal to (i) 40% of the monthly compensation that Invesco receives from the Fund, multiplied by (ii) the fraction equal to the net assets of the Fund as to which such Sub-Adviser shall have provided discretionary investment management services for that month divided by the net assets of the Fund for that month.  Pursuant to the Sub-Advisory Agreement, this fee is reduced to reflect contractual or voluntary fee waivers or expense limitations by Invesco, if any, in effect from time to time.  In no event shall the aggregate monthly fees paid to the Sub-Advisers under the Sub-Advisory Agreement exceed 40% of the monthly compensation that Invesco receives from the Fund pursuant to its advisory agreement with the Fund, as reduced to reflect contractual or voluntary fees waivers or expense limitations by Invesco, if any.

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Portfolio Managers

Appendix D contains the following information regarding the portfolio managers identified in the Fund’s prospectus:

•	The dollar range of the managers’ investments in each Fund.
•	A description of the managers’ compensation structure.

Information regarding other accounts managed by the manager and potential conflicts of interest that might arise from the management of multiple accounts.

Administrator

The Adviser also serves as administrator to the Fund. Under the administration agreement, The Adviser is responsible for calculating the net asset value of the common shares and generally managing the administrative affairs of the Fund.  The Adviser is entitled to receive a monthly fee at the annual rate of [__]% of the average daily value of the Fund’s Managed Assets, subject to a minimum annual fee of $[______], plus out-of-pocket expenses. During periods when the Fund is using leverage, the fees paid to the Adviser will be higher than if the Fund did not use leverage because the fees paid are calculated on the basis of the Fund’s Managed Assets, which includes the assets purchased through leverage.

Proxy Voting Policies

Invesco is comprised of two business divisions, Invesco Aim and Invesco Institutional, each of which have adopted their own specific Proxy Voting Policies.

The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to Invesco Senior Secured.

The Proxy Voting Entity will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed and approved by the Board, and which are found in Appendix B.  Any material changes to the proxy policies and procedures will be submitted to the Board for approval.  The Board will be supplied with a summary quarterly report of the Fund’s proxy voting record.  Information regarding how the Fund will vote proxies related to its portfolio securities through the 12 month period ended June 30 will be available without charge at our Web site, www.invesco.com/us.  This information is also available at the SEC Web site, http://www.sec.gov.

Codes of Ethics

Invesco, the Fund and the Sub-Advisers each have adopted a Code of Ethics that applies to all Invesco Fund trustees and officers, and employees of Invesco, the Sub-Advisers and their affiliates, and governs, among other things, the personal trading activities of all such persons.  Unless specifically noted, each Sub-Advisers’ Codes of Ethics do not materially differ from Invesco Code of Ethics discussed below.  The Code of Ethics is intended to address conflicts of interest with the Fund that may arise from personal trading, including personal trading in most of the Invesco Funds.  Personal trading, including personal trading involving securities that may be purchased or held by an Invesco Fund, is permitted under the Code subject to certain restrictions; however, employees are required to pre-clear security transactions with the Compliance Officer or a designee and to report transactions on a regular basis.  These Codes of Ethics can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  These Codes of Ethics are available on the EDGAR Database on the SEC’s Web site (http://www.sec.gov), and copies of these codes may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

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BROKERAGE ALLOCATION AND OTHER PRACTICES

The Sub-Advisers have adopted compliance procedures that cover, among other items, brokerage allocation and other trading practices.  If all or a portion of a Fund’s assets are managed by one or more Sub-Advisers, the decision to buy and sell securities and broker selection will be made by the Sub-Adviser for the assets it manages.  Unless specifically noted, the Sub-Advisers brokerage allocation procedures do not materially differ from Invesco’s procedures.

Brokerage Transactions

Placing trades generally involves acting on portfolio manager instructions to buy or sell a specified amount of portfolio securities, including selecting one or more third-party broker-dealers to execute the trades, and negotiating commissions and spreads. Various Invesco Ltd. subsidiaries have created a global equity trading desk.  The global equity trading desk has assigned local traders in three regions to place equity securities trades in their regions.  The Atlanta trading desk of Invesco (the Americas Desk) generally places trades of equity securities in  Canada, the United States, Mexico and Brazil; the Hong Kong desk of Invesco Hong Kong (the Hong Kong Desk) generally places trades of equity securities in Australia, China, Hong Kong, Indonesia, Japan, Korea, Malaysia, New Zealand, the Philippines, Singapore, Taiwan, Thailand, and other far Eastern countries; and the London trading desk of Invesco Global Investment Funds Limited (the London Desk) generally places trades of equity securities in European Economic Area markets, Egypt, Israel, Russia, South Africa, Switzerland, Turkey, and other European countries.  Invesco, Invesco Deutschland and Invesco Hong Kong use the global equity trading desk to place equity trades. Other Sub-Advisers may use the global equity trading desk in the future.  The trading procedures for the Americas Desk, the Hong Kong Desk and the London Desk are similar in all material respects.

References in the language below to actions by Invesco or a Sub-Adviser (other than Invesco Trimark or Invesco Japan) making determinations or taking actions related to equity trading include these entities’ delegation of these determinations/actions to the Americas Desk, the Hong Kong Desk, and the London Desk.  Even when trading is delegated by Invesco or the Sub-Advisers to the various arms of the global equity trading desk, Invesco or the Sub-Advisers that delegate trading is responsible for oversight of this trading activity.

Invesco or the Sub-Advisers make decisions to buy and sell securities for each Fund, selects broker-dealers (each, a “Broker”), effects the Funds’ investment portfolio transactions, allocates brokerage fees in such transactions and, as applicable, negotiates commissions and spreads on transactions.  Invesco’s and the Sub-Advisers’ primary consideration in effecting a security transaction is to obtain best execution, which is defined as prompt and efficient execution of the transaction at the best obtainable price with payment of commissions, mark-ups or mark-downs which are reasonable in relation to the value of the brokerage services provided by the Broker.  While Invesco or the Sub-Advisers seek reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available.  See “Broker Selection” below.

Some of the securities in which the Funds invest are traded in over-the-counter markets.  Portfolio transactions in such markets may be effected on a principal basis at net prices without commissions, but which include compensation to the Broker in the form of a mark-up or mark-down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the Broker, including electronic communication networks.  Purchases of underwritten issues, which include initial public offerings and secondary offerings, include a commission or concession paid by the issuer (not the Funds) to the underwriter.  Purchases of money market instruments may be made directly from issuers without the payment of commissions.

Historically, Invesco and the Sub-Advisers did not negotiate commission rates on stock markets outside the United States.  In recent years many overseas stock markets have adopted a system of negotiated rates; however, a number of markets maintain an established schedule of minimum commission rates.

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In some cases, Invesco may decide to place trades on a “blind principal bid” basis, which involves combining all trades for one or more portfolios into a single basket, and generating a description of the characteristics of the basket for provision to potential executing brokers.  Based on the trade characteristics information provided by Invesco, these brokers submit bids for executing all of the required trades at the market close price for a specific commission.  Invesco generally selects the broker with the lowest bid to execute these trades.

Payments of commissions to brokers who are affiliated persons of the Fund (or affiliated persons of such persons) will be made in accordance with Rule 17e-1 under the 1940 Act.

Commissions paid on such transactions would be commensurate with the rate of commissions paid on similar transactions to brokers that are not so affiliated.

Commissions

The Fund may engage in certain principal and agency transactions with banks and its affiliates that own 5% or more of the outstanding voting securities of an Invesco Fund, provided the conditions of an exemptive order received by the Invesco Funds from the SEC are met.  In addition, the Fund may purchase or sell a security from or to certain other Invesco Funds or other accounts (and may invest in the Affiliated Money Market Funds) provided the Fund follow procedures adopted by the Boards of the various Invesco Funds, including the Fund.  These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

Broker Selection

Invesco’s or the Sub-Advisers’ primary consideration in selecting Brokers to execute portfolio transactions for an Invesco Fund is to obtain best execution.  In selecting a Broker to execute a portfolio transaction in equity securities for a Fund, Invesco or the Sub-Advisers considers the full range and quality of a Broker’s services, including the value of research and/or brokerage services provided, execution capability, commission rate, and willingness to commit capital, anonymity and responsiveness.  Invesco’s and the Sub-Advisers’ primary consideration when selecting a Broker to execute a portfolio transaction in fixed income securities for a Fund is the Broker’s ability to deliver or sell the relevant fixed income securities; however, Invesco and the Sub-Advisers will also consider the various factors listed above.  In each case, the determinative factor is not the lowest commission or spread available but whether the transaction represents the best qualitative execution for the Fund.  Invesco and the Sub-Advisers will not select Brokers based upon their promotion or sale of Fund shares.

In choosing Brokers to execute portfolio transactions for the Funds, Invesco or the Sub-Advisers may select Brokers that provide brokerage and/or research services (Soft Dollar Products) to the Funds and/or the other accounts over which Invesco and its affiliates have investment discretion.  Section 28(e) of the Exchange Act provides that Invesco or the Sub-Advisers, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available.  Under Section 28(e)(1), Invesco or the Sub-Advisers must make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [Invesco’s or the Sub-Advisers’] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion.”  The services provided by the Broker also must lawfully and appropriately assist Invesco or the Sub-Advisers in the performance of its investment decision-making responsibilities.  Accordingly, a Fund may pay a Broker commissions higher than those available from another Broker in recognition of the Broker’s provision of Soft Dollar Products to Invesco or the Sub-Advisers.

Invesco and the Sub-Advisers face a potential conflict of interest when they use client trades to obtain Soft Dollar Products.  This conflict exists because Invesco and the Sub-Advisers are able to use the Soft Dollar Products to manage client accounts without paying cash for the Soft Dollar Products, which reduces Invesco’s or the Sub-Advisers’ expenses to the extent that Invesco or the Sub-Advisers

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would have purchased such products had they not been provided by Brokers.  Section 28(e) permits Invesco or the Sub-Advisers to use Soft Dollar Products for the benefit of any account it manages.  Certain Invesco-managed accounts (or accounts managed by the Sub-Advisers) may generate soft dollars used to purchase Soft Dollar Products that ultimately benefit other Invesco Advisers, Inc.-managed accounts (or Sub-Adviser-managed accounts), effectively cross subsidizing the other Invesco-managed accounts (or the other Sub-Adviser-managed accounts) that benefit directly from the product.  Invesco or the Sub-Advisers may not use all of the Soft Dollar Products provided by Brokers through which a Fund effects securities transactions in connection with managing the Fund whose trades generated the soft dollars used to purchase such products.

Invesco presently engages in the following instances of cross-subsidization:

Smaller Funds that do not generate significant soft dollar commissions may be cross-subsidized by the larger equity Invesco Funds in that the smaller equity Funds receive the benefit of Soft Dollar Products for which they do not pay.  Certain other accounts managed by Invesco or certain of its affiliates may benefit from Soft Dollar Products services for which they do not pay.

Invesco and the Sub-Advisers attempt to reduce or eliminate the potential conflicts of interest concerning the use of Soft Dollar Products by directing client trades for Soft Dollar Products only if Invesco or the Sub-Advisers conclude that the Broker supplying the product is capable of providing best execution.

Certain Soft Dollar Products may be available directly from a vendor on a hard dollar basis; other Soft Dollar Products are available only through Brokers in exchange for soft dollars.  Invesco and the Sub-Advisers use soft dollars to purchase two types of Soft Dollar Products:

•	proprietary research created by the Broker executing the trade, and
•	other products created by third parties that are supplied to Invesco or the Sub-Advisers through the Broker executing the trade.

Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in-house research staffs of broker-dealer firms.  This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance.  Invesco periodically rates the quality of proprietary research produced by various Brokers.  Based on the evaluation of the quality of information that Invesco receives from each Broker, Invesco develops an estimate of each Broker’s share of Invesco clients’ commission dollars and attempts to direct trades to these firms to meet these estimates.

Invesco and the Sub-Advisers also use soft dollars to acquire products from third parties that are supplied to Invesco or the Sub-Advisers through Brokers executing the trades or other Brokers who “step in” to a transaction and receive a portion of the brokerage commission for the trade.  Invesco or the Sub-Advisers may from time to time instruct the executing Broker to allocate or “step out” a portion of a transaction to another Broker.  The Broker to which Invesco or the Sub-Advisers have “stepped out” would then settle and complete the designated portion of the transaction, and the executing Broker would settle and complete the remaining portion of the transaction that has not been “stepped out.”  Each Broker may receive a commission or brokerage fee with respect to that portion of the transaction that it settles and completes.

Soft Dollar Products received from Brokers supplement Invesco’s and or the Sub-Advisers’ own research (and the research of certain of its affiliates), and may include the following types of products and services:

•
Database Services – comprehensive databases containing current and/or historical information on companies and industries and indices.  Examples include historical securities prices, earnings estimates and financial data.  These services may include software tools that

23

allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).
•
Quotation/Trading/News Systems – products that provide real time market data information, such as pricing of individual securities and information on current trading, as well as a variety of news services.

•	Economic Data/Forecasting Tools – various macro economic forecasting tools, such as economic data or currency and political forecasts for various countries or regions.
•	Quantitative/Technical Analysis – software tools that assist in quantitative and technical analysis of investment data.
•	Fundamental/Industry Analysis – industry specific fundamental investment research.
•
Other Specialized Tools – other specialized products, such as consulting analyses, access to industry experts, and distinct investment expertise such as forensic accounting or custom built investment-analysis software.

If Invesco or the Sub-Advisers determine that any service or product has a mixed use (i.e., it also serves functions that do not assist the investment decision-making or trading process), Invesco or the Sub-Advisers will allocate the costs of such service or product accordingly in its reasonable discretion.  Invesco or the Sub-Advisers will allocate brokerage commissions to Brokers only for the portion of the service or product that Invesco or the Sub-Advisers determine assists it in the investment decision-making or trading process and will pay for the remaining value of the product or service in cash.

Outside research assistance is useful to Invesco or the Sub-Advisers because the Brokers used by Invesco or the Sub-Advisers tend to provide more in-depth analysis of a broader universe of securities and other matters than Invesco’s or the Sub-Advisers’ staff follow.  In addition, such services provide Invesco or the Sub-Advisers with a diverse perspective on financial markets.  Some Brokers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by Invesco’s or the Sub-Advisers’ clients, including the Funds.  However, the Funds are not under any obligation to deal with any Broker in the execution of transactions in portfolio securities.  In some cases, Soft Dollar Products are available only from the Broker providing them.  In other cases, Soft Dollar Products may be obtainable from alternative sources in return for cash payments.  Invesco and the Sub-Advisers believe that because Broker research supplements rather than replaces Invesco’s or the Sub-Advisers’ research, the receipt of such research tends to improve the quality of Invesco’s or the Sub-Advisers’ investment advice.  The advisory fee paid by the Funds is not reduced because Invesco or the Sub-Advisers receive such services.  To the extent the Funds’ portfolio transactions are used to obtain Soft Dollar Products, the brokerage commissions obtained by the Funds might exceed those that might otherwise have been paid.

Invesco or the Sub-Advisers may determine target levels of brokerage business with various Brokers on behalf of its clients (including the Funds) over a certain time period.  Invesco determines target levels based upon the following factors, among others:  (1) the execution services provided by the Broker; and (2) the research services provided by the Broker.  Portfolio transactions may be effected through Brokers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund’s shares for their clients, provided that Invesco or the Sub-Advisers believe such Brokers provide best execution and such transactions are executed in compliance with Invesco’s policy against using directed brokerage to compensate Brokers for promoting or selling Invesco Fund shares.  Invesco and the Sub-Advisers will not enter into a binding commitment with Brokers to place trades with such Brokers involving brokerage commissions in precise amounts.

Allocation of Initial Public Offering (“IPO”) Transactions

Certain of the Invesco Funds or other accounts managed by Invesco may become interested in participating in IPOs.  Purchases of IPOs by one Invesco Fund or other accounts may also be considered for purchase by one or more other Invesco Funds or accounts.  Invesco combines indications of interest for IPOs for all Invesco Funds and accounts participating in purchase transactions for that IPO.  When the full amount of all IPO orders for such Invesco Funds and accounts cannot be filled completely, Invesco

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shall allocate such transactions in accordance with the following procedures:

Invesco or the Sub-Advisers may determine the eligibility of each Invesco Fund and account that seeks to participate in a particular IPO by reviewing a number of factors, including market capitalization/liquidity suitability and sector/style suitability of the investment with the Invesco Fund’s or account’s investment objective, policies, strategies and current holdings.  Invesco will allocate securities issued in IPOs to eligible Invesco Funds and accounts on a pro rata basis based on order size.

Invesco Trimark, Invesco Australia, Invesco Hong Kong and Invesco Japan allocate IPOs on a pro rata basis based on size of order or in such other manner which they believe is fair and equitable.

Invesco Asset Management allocates IPOs on a pro rata basis based on account size or in such other manner believed by Invesco Asset Management to be fair and equitable.

Invesco Deutschland and Invesco Senior Secured do not subscribe to IPOs.

DESCRIPTION OF SHARES

Common Shares

The Fund intends to hold annual meetings of shareholders so long as the common shares are listed on a national securities exchange and such meetings are required as a condition to such listing. All common shares are equal as to dividends, assets and voting privileges and have no conversion, preemptive or other subscription rights. The Fund will send annual and semi-annual reports, including financial statements, to all holders of its shares. The prospectus contains a detailed discussion of the common shares.

Preferred Shares

The Agreement and Declaration of Trust provides that the Board may authorize and issue preferred shares with rights as determined by the Board, by action of the Board without the approval of the holders of the common shares. Holders of common shares have no preemptive right to purchase any preferred shares that might be issued. Whenever preferred shares are outstanding, the holders of common shares will not be entitled to receive any distributions from the Fund unless all accrued dividends on preferred shares have been paid, unless asset coverage (as defined in the 1940 Act) with respect to preferred shares would be at least 200% after giving effect to the distributions and unless certain other requirements imposed by any rating agencies rating the preferred shares have been met. The prospectus contains a discussion of the preferred shares it is currently anticipated the Fund may issue.

Other Shares

The Board (subject to applicable law and the terms of the Fund’s Agreement and Declaration of Trust) may authorize an offering, without the approval of the holders of either common shares or preferred shares, of other classes of shares, or other classes or series of shares, as they determine to be necessary, desirable or appropriate, having such terms, rights, preferences, privileges, limitations and restrictions as the Board see fit. The Fund currently does not expect to issue any other classes of shares, or series of shares, except for the common shares and preferred shares, if any.

REPURCHASE OF COMMON SHARES

The Fund is a closed-end management investment company and as such its shareholders will not have the right to cause the Fund to redeem their shares. Instead, the Fund’s common shares will trade in the open market at a price that will be a function of several factors, including dividend levels (which are in turn affected by expenses), net asset value, dividend stability, relative demand for and supply of such shares in the market, general market and economic conditions and other factors. Because shares of a closed-end investment company may frequently trade at prices lower than net asset value, the Board may

25

consider action that might be taken to reduce or eliminate any material discount from net asset value in respect of common shares, which may include the repurchase of such shares in the open market or in private transactions, the making of a tender offer for such shares, or the conversion of the Fund to an open-end investment company. The Board may decide not to take any of these actions. In addition, there can be no assurance that share repurchases or tender offers, if undertaken, will reduce market discount.

Notwithstanding the foregoing, at any time when the Fund’s preferred shares are outstanding, the Fund may not purchase, redeem or otherwise acquire any of its common shares unless (1) all accrued preferred shares dividends have been paid and (2) at the time of such purchase, redemption or acquisition, the net asset value of the Fund’s portfolio (determined after deducting the acquisition price of the common shares) is at least 200% of the liquidation value of the outstanding preferred shares (expected to equal the original purchase price per share plus any accrued and unpaid dividends thereon). Any service fees incurred in connection with any tender offer made by the Fund will be borne by the Fund and will not reduce the stated consideration to be paid to tendering shareholders.

Subject to its investment restrictions, the Fund may borrow to finance the repurchase of shares or to make a tender offer. Interest on any borrowings to finance share repurchase transactions or the accumulation of cash by the Fund in anticipation of share repurchases or tenders will reduce the Fund’s net income. Any share repurchase, tender offer or borrowing that might be approved by the Board would have to comply with the Exchange Act, the 1940 Act and the rules and regulations thereunder.

Although the decision to take action in response to a discount from net asset value will be made by the Board at the time it considers such issue, it is the Board’s present policy, which may be changed by the Board, not to authorize repurchases of common shares or a tender offer for such shares if: (1) such transactions, if consummated, would (a) result in the delisting of the common shares from the New York Stock Exchange, or (b) impair the Fund’s status as a regulated investment company under the Code (which would make the Fund a taxable entity, causing the Fund’s income to be taxed at the corporate level in addition to the taxation of shareholders who receive dividends from the Fund), or as a registered closed-end investment company under the 1940 Act; (2) the Fund would not be able to liquidate portfolio securities in an orderly manner and consistent with the Fund’s investment objectives and policies in order to repurchase shares; or (3) there is, in the Board’s judgment, any (a) material legal action or proceeding instituted or threatened challenging such transactions or otherwise materially adversely affecting the Fund, (b) general suspension of or limitation on prices for trading securities on the New York Stock Exchange, (c) declaration of a banking moratorium by Federal or state authorities or any suspension of payment by United States or New York banks, (d) material limitation affecting the Fund or the issuers of its portfolio securities by Federal or state authorities on the extension of credit by lending institutions or on the exchange of foreign currency, (e) commencement of war, armed hostilities or other international or national calamity directly or indirectly involving the United States, excluding the current hostilities in Iraq and Afghanistan, to the extent these hostilities do not materially escalate, or (f) other event or condition which would have a material adverse effect (including any adverse tax effect) on the Fund or its shareholders if shares were repurchased. The Board may in the future modify these conditions in light of experience.

The repurchase by the Fund of its shares at prices below net asset value will result in an increase in the net asset value of those shares that remain outstanding. However, there can be no assurance that share repurchases or tender offers at or below net asset value will result in the Fund’s shares trading at a price equal to their net asset value.

In addition, a purchase by the Fund of its common shares will decrease the Fund’s total assets which would likely have the effect of increasing the Fund’s expense ratio. Any purchase by the Fund of its common shares at a time when preferred shares are outstanding will increase the leverage applicable to the outstanding common shares then remaining.

Before deciding whether to take any action if the common shares trade below net asset value, the Board will consider all relevant factors, including the extent and duration of the discount, the liquidity of the Fund’s portfolio, the impact of any action that might be taken on the Fund or its shareholders and

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market considerations. Based on these considerations, even if the Fund’s shares should trade at a discount, the Board may determine that, in the interest of the Fund and its shareholders, no action should be taken.

TAX MATTERS

           Set forth below is a discussion of the material U.S. federal income tax aspects concerning the Fund and the purchase, ownership and disposition of common stock. This discussion does not purport to be complete or to deal with all aspects of U.S. federal income taxation that may be relevant to shareholders in light of their particular circumstances. Unless otherwise noted, this discussion applies only to U.S. shareholders that hold common stock as a capital asset. A U.S. shareholder is an individual who is a citizen or resident of the United States, a U.S. corporation, or any estate or trust the income of which is subject to U.S. federal income tax regardless of its source. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, or differing interpretations (possibly with retroactive effect). This discussion does not represent a detailed description of the U.S. federal income tax considerations relevant to special classes of taxpayers including, without limitation, financial institutions, insurance companies, investors in pass-through entities, U.S. shareholders whose “functional currency” is not the United States dollar, tax-exempt organizations, dealers in securities or currencies, traders in securities or commodities that elect mark to market treatment, or persons that will hold common stock as a position in a “straddle,” “hedge” or as part of a “constructive sale” for U.S. federal income tax purposes. In addition, this discussion does not address the application of the U.S. federal alternative minimum tax. Prospective investors should consult their tax advisors with regard to the U.S. federal tax consequences of the purchase, ownership, or disposition of common stock, as well as the tax consequences arising under the laws of any state, foreign country or other taxing jurisdiction.

Taxation of the Fund

The Fund intends to elect to be treated and to qualify annually as a regulated investment company (“RIC”) under Subchapter M of the Code.

To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things: (i) derive in each taxable year at least 90% of its gross income from (a) dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) net income derived from interests in certain publicly traded partnerships that are treated as partnerships for U.S. federal income tax purposes and that derive less than 90% of their gross income from the items described in (a) above (each a “Qualified Publicly Traded Partnership”); and (ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other RICs and other securities, with such other securities limited, with respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is represented by the securities (other than U.S. government securities or the securities of other RICs) of (I) any one issuer, (II) any two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses, or (III) any one or more Qualified Publicly Traded Partnerships.

As a RIC, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but determined without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes in each taxable year to its shareholders, provided that it distributes at least 90% of the sum of its investment company taxable income and its net tax-exempt income for such taxable year. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain.

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Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% U.S. federal excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount at least equal to the sum of (i) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (ii) 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ended October 31 of the calendar year, and (iii) any ordinary income and capital gains for previous years that were not distributed during those years. For these purposes, the Fund will be deemed to have distributed any income or gains on which it paid corporate income tax. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the foregoing distribution requirement.

A distribution will be treated as paid on December 31 of any calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

If the Fund failed to qualify as a RIC or failed to satisfy the 90% distribution requirement in any taxable year, the Fund would be subject to U.S. federal income tax at regular corporate rates on its taxable income (including its net capital gain), even if such income were distributed to its shareholders, and all distributions out of earnings and profits would be taxed to shareholders as ordinary dividend income. Such distributions generally would be eligible (i) to be treated as “qualified dividend income” in the case of individual and other noncorporate shareholders in taxable years beginning on or before December 31, 2010 and (ii) for the dividends received deduction in the case of corporate shareholders. In addition, the Fund could be required to recognize unrealized gains, pay taxes and make distributions (which could be subject to interest charges) before requalifying for taxation as a RIC.

Distributions

Distributions to shareholders by the Fund of ordinary income (including “market discount” realized by the Fund on the sale of debt securities), and of net short-term capital gains, if any, realized by the Fund will, except as described below with respect to distributions of “qualified dividend income,” be taxable to shareholders as ordinary income to the extent that such distributions are paid out of the Fund’s current or accumulated earnings and profits. Distributions, if any, of net capital gains will be taxable as long-term capital gains, regardless of the length of time the shareholder has owned shares of the Fund. A distribution of an amount in excess of the Fund’s current and accumulated earnings and profits (as determined for U.S. federal income tax purposes) will be treated by a shareholder as a return of capital which will be applied against and reduce the shareholder’s basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder’s basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares.

For taxable years beginning on or before December 31, 2010, qualified dividend income received by individual and other noncorporate shareholders is taxed at rates equivalent to long-term capital gain tax rates (currently, 15%). Qualified dividend income generally includes dividends from domestic corporations and dividends from foreign corporations that meet certain specified criteria. The Fund generally can pass the tax treatment of qualified dividend income it receives through to Fund shareholders. A dividend received by the Fund will not be treated as qualified dividend income (i) if the Fund fails to meet certain holding period requirements for the stock on which the dividend is paid or (ii) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividend will not constitute qualified dividend income if the shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund. The provisions of the Code applicable to qualified dividend income are currently effective only for taxable years beginning on or before December 31, 2010. Thereafter, all dividend income will be taxed at the rates applicable to ordinary income, rather than at the rates applicable to long-term capital gains, unless Congress enacts legislation providing otherwise.

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Dividends of investment company taxable income designated by the Fund and received by corporate shareholders of the Fund will qualify for the dividends received deduction (the “DRD”) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by the Fund will not be treated as a qualifying dividend (i) if the stock on which the dividend is paid is considered to be “debt-financed” (generally, acquired with borrowed funds), (ii) if the Fund fails to meet certain holding period requirements for the stock on which the dividend is paid or (iii) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the DRD will be disallowed or reduced if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund.

Due to the nature of the Fund’s investments, it is expected that, in general, distributions paid by the Fund will not be eligible for the reduced rates applicable to qualified dividend income or for the DRD.

Distributions will be treated in the manner described above regardless of whether such distributions are paid in cash or invested in additional shares of the Fund. Shareholders receiving distributions in the form of additional shares of the Fund will be treated as receiving a distribution in the amount of cash that they would have received if they had elected to receive the distribution in cash, unless the Fund issues additional common shares with a fair market value equal to or greater than net asset value, in which case, shareholders will be treated as receiving a distribution in the amount of the fair market value of the distributed shares.

The Fund may elect to retain its net capital gain or a portion thereof for investment and be taxed at corporate rates on the amount retained. In such case, it may designate the retained amount as undistributed capital gains in a notice to its shareholders, who will be treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will (i) be required to report his pro rata share of such gain on his tax return as long-term capital gain, (ii) receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain and (iii) increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

The Internal Revenue Service currently requires that a RIC that has two or more classes of stock allocate to each such class proportionate amounts of each type of its income (such as ordinary income, capital gains, dividends qualifying for the DRD and qualified dividend income) based upon the percentage of total dividends paid to each class for the tax year. Accordingly, if the Fund issues preferred shares, the Fund intends to allocate capital gain dividends, dividends qualifying for the DRD and dividends derived from qualified dividend income, if any, between its common shares and shares of preferred stock in proportion to the total dividends paid to each class with respect to such tax year.

Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the net asset value of those shares.

Sale or Exchange of Common Shares

Upon the sale or other disposition of common shares, a shareholder may realize a capital gain or loss in an amount equal to the difference between the amount realized and the shareholder’s adjusted tax basis in the shares sold. Such gain or loss will be long-term or short-term, depending upon the shareholder’s holding period for the shares.

Generally, a shareholder’s gain or loss will be a long-term gain or loss if the shares have been held for more than one year. The maximum long-term capital gain rate for individuals will be 20% (with lower rates for individuals in the 10% and 15% brackets) for long-term capital gains realized in taxable years beginning after December 31, 2010, unless Congress enacts legislation providing otherwise.

No loss will be allowed on the sale or other disposition of shares if the owner acquires (including

29

pursuant to the dividend reinvestment plan) or enters into a contract or option to acquire securities that are substantially identical to such shares within 30 days before or after the disposition. In such a case, the basis of the securities acquired will be adjusted to reflect the disallowed loss. Losses realized by a shareholder on the sale or exchange of shares held for six months or less are treated as long-term capital losses to the extent of any distribution of long-term capital gain received (or amounts designated as undistributed capital gains) with respect to such shares.

Under U.S. Treasury regulations, if a shareholder recognizes a loss with respect to shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Internal Revenue Service Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Nature of Fund’s Investments

Certain of the Fund’s hedging and derivatives transactions are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower-taxed long-term capital gain into higher-taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur, (vi) adversely alter the intended characterization of certain complex financial transactions and (vii) produce income that will not qualify as good income under the RIC rules. These rules could therefore affect the character, amount and timing of distributions to shareholders and the Fund’s status as a RIC. The Fund will monitor its transactions and may make certain tax elections in order to mitigate the effect of these provisions.

Below Investment Grade Securities

The Fund will invest a portion of its net assets in below investment grade (high yield) securities, commonly known as “high yield” or “junk” securities. Investments in these types of securities may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund, to the extent necessary, in order to seek to ensure that it distributes sufficient income to ensure that it does not become subject to U.S. federal income or excise tax.

Original Issue Discount Securities

Investments by the Fund in zero coupon or other discount securities will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the “original issue discount”) each year during which the Fund holds the securities, even though the Fund receives no cash interest payments. If the Fund purchases debt instruments that are issued as part of a package of investments along with warrants and/or equity securities, the Fund might also be required to accrue original issue discount in an amount equal to the value of such warrants and/or equity securities (even if the face amount of such debt instruments does not exceed the Fund’s purchase price for such package of investments). Original issue discount is included in determining the amount of income which the Fund must distribute to maintain its qualification for the favorable U.S. federal income tax treatment generally accorded to RICs and to avoid the payment of U.S. federal income tax and the nondeductible 4% federal excise tax. Because such income may not be matched by a corresponding cash distribution to the Fund,

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the Fund may be required to borrow money or dispose of other securities to be able to make distributions to its shareholders.

Market Discount Securities

Gain derived by the Fund from the disposition of any securities with market discount (i.e., an amount generally equal to the excess of the stated redemption price (or, in the case of an original issue discount obligation, revised issue price) of the security over the basis of such security immediately after it was acquired) will be taxed as ordinary income to the extent of the accrued market discount, unless the Fund makes an election to accrue market discount on a current basis. If this election is not made, all or a portion of any deduction for interest expense incurred to purchase or carry a market discount security may be deferred until the Fund sells or otherwise disposes of such security.

Currency Fluctuations

Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or receivables or pays such liabilities are generally treated as ordinary income or loss. Similarly, gains or losses on foreign currency, foreign currency forward contracts, certain foreign currency options or futures contracts and the disposition of debt securities denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

Foreign Taxes

The Fund’s investment in Non-U.S. Securities may be subject to non-U.S. withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders will generally not be entitled to claim a credit or deduction with respect to foreign taxes paid by the Fund.

Preferred Shares or Borrowings

If the Fund utilizes leverage through the issuance of preferred shares or borrowing, it may be restricted by certain covenants with respect to the declaration of, and payment of, dividends on common shares in certain circumstances. Limits on the Fund’s payments of dividends on common shares may prevent the Fund from meeting the distribution requirements described above, and may, therefore, jeopardize the Fund’s qualification for taxation as a RIC and possibly subject the Fund to the 4% excise tax. The Fund will endeavor to avoid restrictions on its ability to make dividend payments.

Backup Withholding

The Fund may be required to withhold from all distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The withholding percentage is 28% until 2011, when the percentage will increase to 31%, absent legislative change. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the required information is timely furnished to the Internal Revenue Service.

Foreign Shareholders

U.S. taxation of a shareholder who is a nonresident alien individual, a foreign trust or estate or a foreign corporation, as defined for U.S. federal income tax purposes (a “foreign shareholder”), depends on whether the income of the Fund is “effectively connected” with a U.S. trade or business carried on by the shareholder.

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If the income from the Fund is not “effectively connected” with a U.S. trade or business carried on by the foreign shareholder, distributions of investment company taxable income will be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions. Under current law, this U.S. withholding tax is imposed on dividends paid by RICs even to the extent that the dividends are paid out of “portfolio interest” income or short-term capital gains that would not have been subject to U.S. withholding tax if they had been received directly by a foreign shareholder. For dividends paid by RICs in taxable years beginning before January 1, 2010, such “interest-related dividends” and “short-term capital gain dividends” that satisfy certain requirements were exempt from the withholding tax. Recently proposed legislation would extend this exemption from withholding for taxable years beginning before January 1, 2011. However, there can be no assurance as to whether or not this proposed legislation will be enacted. Such a foreign shareholder would generally be exempt from U.S. federal income tax on capital gain dividends, any amounts retained by the Fund that are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares of the Fund. However, a foreign shareholder who is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements will nevertheless be subject to a U.S. tax of 30% on such capital gain dividends, undistributed capital gains and sale or exchange gains.

If the income from the Fund is “effectively connected” with a U.S. trade or business carried on by a foreign shareholder, then distributions of investment company taxable income, any capital gain dividends, any amounts retained by the Fund that are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares of the Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents or domestic corporations. Foreign corporate shareholders may also be subject to the branch profits tax imposed by the Code.

In the case of a non-corporate foreign shareholder, the Fund may be required to withhold from distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless the foreign shareholder certifies his or her foreign status under penalties of perjury or otherwise establishes an exemption.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

Under recently enacted legislation, the relevant withholding agent may be required to withhold 30% of any dividends and the proceeds of a sale of our common shares paid after December 31, 2012 to (i) a foreign financial institution unless such foreign financial institution agrees to verify, report and disclose certain of its U.S. accountholders and meets certain other specified requirements or (ii) a non-financial foreign entity that is the beneficial owner of the payment unless such entity certifies that it does not have any substantial U.S. owners or provides the name, address and taxpayer identification number of each substantial U.S. owner and such entity meets certain other specified requirements. These requirements are different from, and in addition to, the foreign status certification requirements described above.

Other Taxation

Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A control person is a person who beneficially owns more than 25% of the voting securities of a company. The Adviser is currently the sole shareholder of the Fund, and therefore a control person. However, it is anticipated that the Adviser will no longer be a control person once the offering is

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completed.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Funds’ independent registered public accounting firm is responsible for auditing the financial statements of the Funds.  The Audit Committee of the Board has appointed, and the Board has ratified and approved, [_______________], as the independent registered public accounting firm to audit the financial statements of the Funds.

CUSTODIAN

[______________] (the “Custodian”), [___________], is custodian of all securities and cash of the Funds.

The custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Fund to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories.  The Adviser is responsible for selecting eligible foreign securities depositories and for assessing the risks associated with investing in foreign countries, including the risk of using eligible foreign securities’ depositories in a country. The Custodian is responsible for monitoring eligible foreign securities depositories.

Under its contract with the Fund, the Custodian maintains the portfolio securities of the Fund, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Fund and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

DIVIDEND PAYING AGENT, TRANSFER AGENT AND REGISTRAR

[TO BE PROVIDED]

ADDITIONAL INFORMATION

A Registration Statement on Form N-2, including amendments thereto, relating to the shares offered hereby, has been filed by the Fund with the SEC, Washington, D.C. The prospectus and this Statement of Additional Information do not contain all of the information set forth in the Registration Statement, such as the exhibits and schedules thereto. For further information with respect to the Fund and the shares offered hereby, reference is made to the Registration Statement. Statements contained in the prospectus and this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference. A copy of the Registration Statement may be inspected without charge at the SEC’s principal office in Washington, D.C., and copies of all or any part thereof may be obtained from the SEC upon the payment of certain fees prescribed by the SEC.

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APPENDIX A
RATINGS OF DEBT SECURITIES

The following is a description of the factors underlying the debt ratings of Moody’s, S&P and Fitch.

Moody’s Long-Term Debt Ratings

Aaa:           Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa:           Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:           Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:           Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba:           Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B:           Obligations rated B are considered speculative and are subject to high credit risk.

Caa:           Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca:           Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:           Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note:  Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Moody’s Short-Term Prime Rating System

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP (Not Prime)
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Note: In addition, in certain countries the prime rating may be modified by the issuer’s or guarantor’s senior unsecured long-term debt rating.

Moody’s municipal ratings are as follows:

Moody’s U.S. Long-Term Municipal Bond Rating Definitions

Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets.  As such, these ratings incorporate Moody’s assessment of the default probability and loss severity of these issuers and issues.

Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance:  economy, debt, finances, and administration/management strategies.  Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality’s ability to repay its debt.

Aaa:           Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa:           Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A:           Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa:           Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ba:           Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B:           Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Caa:           Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca:           Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C:           Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Note:  Also, Moody’s applied numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa.  The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

Moody’s MIG/VMIG US Short-Term Ratings

In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade.  These ratings are designated as Moody’s Investment Grade (MIG) and are divided into three levels – MIG 1 through MIG 3.

In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned.  The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments.  The second element represents Moody’s evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

The short-term rating assigned to the demand feature of VRDOs is designated as VMIG.  When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG ratings expire at note maturity.  By contrast, VMIG rating expirations will be a function of each issue’s specific structural or credit features.

Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1:                                This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2:                                This designation denotes strong credit quality.  Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3:                                This designation denotes acceptable credit quality.  Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG:           This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

Standard & Poor’s Long-Term Corporate and Municipal Ratings

Issue credit ratings are based in varying degrees, on the following considerations:  likelihood of payment – capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

The issue ratings definitions are expressed in terms of default risk.  As such, they pertain to senior obligations of an entity.  Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

S&P describes its ratings for corporate and municipal bonds as follows:

AAA:           Debt rated AAA has the highest rating assigned by S&P.  Capacity to pay interest and repay principal is extremely strong.

AA:           Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A:           Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB:           Debt rated BBB exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

BB-B-CCC-CC-C:                                           Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal.  BB indicates the least degree of speculation and C the highest.  While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

D:           Debt rated D is in payment default.  The D rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

NR:           Not Rated.

Plus (+) or minus (-):                                           Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major categories.

S&P Dual Ratings

S&P assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure.

The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature.  The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+).  With short-term demand debt, the not rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

S&P Commercial Paper Ratings

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

These categories are as follows:

A-1:           This highest category indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2:           Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issues designated A-1.

A-3:           Issues carrying this designation have adequate capacity for timely payment.  They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B:           Issues rated “B” are regarded as having only speculative capacity for timely payment.

C:           This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D:           Debt rated “D” is in payment default.  The “D” rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes such payments will be made during such grace period.

S&P Short-Term Municipal Ratings

An S&P note rating reflect the liquidity factors and market-access risks unique to notes.  Notes due in three years or less will likely receive a note rating.  Notes maturing beyond three years will most likely receive a long-term debt rating.  The following criteria will be used in making that assessment:  amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

SP-1:           Strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2:           Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3:           Speculative capacity to pay principal and interest.

Fitch Long-Term Credit Ratings

Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis.  These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested.  Thus, the use of credit ratings defines their function:  “investment grade” ratings (international Long-term “AAA” – “BBB” categories; Short-term “F1” – “F3”) indicate a relatively low probability of default, while those in the “speculative” or “non-investment grade” categories (international Long-term “BB” – “D”; Short-term “B” – “D”) either signal a higher probability of default or that a default has already occurred.  Ratings imply no specific prediction of default probability.  However, for example, it is relevant to note that over the long term, defaults on “AAA” rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for “BBB” rated bonds was 0.35%, and for “B” rated bonds, 3.0%.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch credit and research are not recommendations to buy, sell or hold any security.  Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable.  Fitch Ratings does not audit or verify the truth or accuracy of such information.  Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program.  In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

Credit ratings do not directly address any risk other than credit risk.  In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

AAA:           Bonds considered to be investment grade and of the highest credit quality.  The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

AA:           Bonds considered to be investment grade and of very high credit quality.  The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

A:           Bonds considered to be investment grade and of high credit quality.  The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB:           Bonds considered to be investment grade and of good credit quality.  The obligor’s ability to pay interest and repay principal is considered to be adequate.  Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

Plus (+) Minus (-):                                           Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category.  Plus and minus signs, however, are not used in the “AAA” category.

NR:           Indicates that Fitch does not rate the specific issue.

Withdrawn:                                A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch’s discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

RatingWatch:                                Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change.  These are designated as “Positive,” indicating a potential upgrade, “Negative,” for potential downgrade, or “Evolving,” if ratings may be raised, lowered or maintained.  RatingWatch is typically resolved over a relatively short period.

Fitch Speculative Grade Bond Ratings

BB:           Bonds are considered speculative.  There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time.  However, business and financial alternatives may be available to allow financial commitments to be met.

B:           Bonds are considered highly speculative.  Significant credit risk is present but a limited margin of safety remains.  While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC:           Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

CC:           Default of some kind appears probable.

C:           Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D:                                Bonds are in default on interest and/or principal payments.  Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor.  “DDD” represents the highest potential for recovery on these bonds, and “D” represents the lowest potential for recovery.

Plus (+) Minus (-):                                           Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category.  Plus and minus signs, however, are not used in categories below CCC.

Fitch Short-Term Credit Ratings

The following ratings scale applies to foreign currency and local currency ratings.  A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F-1+:  Exceptionally Strong Credit Quality.  Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1-:  Very Strong Credit Quality.  Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated “F-1+;”

F-2:   Good Credit Quality.  Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

F-3:   Fair Credit Quality.  Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

B:     Speculative.  Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C:     High default risk. Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

        D:     Default.  Issues assigned this rating are in actual or imminent payment default.

APPENDIX B
PROXY VOTING POLICIES AND PROCEDURES

B-1

APPENDIX C
TRUSTEES AND OFFICERS

The address of the Trustee and each officer is 11 Greenway Plaza, Suite 2500, Houston, Texas 77046-1173.  Trustees serve for the life of the Fund, subject to their death, incapacitation, resignation, retirement or removal as more specifically provided in the Fund’s organizational documents.  Each officer serves for a one year term or until their successors are elected and qualified.  Column two below includes the length of time served with predecessor entities, if any.

Name, Year of Birth, Position Held with the Trust and Address	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Invesco Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorships(s) Held by Trustee

Interested Trustees

John M. Zerr 1962 Chief Legal Officer and Secretary	2010
Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.), Van Kampen Investments Inc. and Van Kampen Exchange Corp., Senior Vice President, Invesco Advisers, Inc. formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Manager, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Van Kampen Asset Management; Director and Secretary, Van Kampen Advisors Inc.; Secretary and General Counsel, Van Kampen Funds Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; and General Counsel, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

Formerly:  Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Advisers, Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Investment Capital
			N/A	N/A

Name, Year of Birth, Position Held with the Trust and Address	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Invesco Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorships(s) Held by Trustee

Management, Inc. (formerly known as Invesco Aim Capital Management, Inc.); Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

Name, Year of Birth, Position Held with the Trust and Address	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Invesco Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorships(s) Held by Trustee

Other Officers

Philip A. Taylor 1954 President and Principal Executive Officer	2010
Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director,  Chief Executive Officer and President, 1371 Preferred Inc. (holding company); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent) and AIM GP Canada Inc. (general partner for limited partnerships); Director and Chairman, Invesco Investment Services, Inc. (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, Co- Chairman, Co-President & Co- Chief Executive, Invesco Advisers (Formerly Invesco Institutional, (N.A.), Inc. – registered investment adviser), Director, President and Chairman, INVESCO Inc. (holding company) and Invesco Canada Holdings Inc. (holding company); Chief Executive Officer, Invesco Trimark Corporate Class Inc. (corporate mutual fund company) and Invesco Trimark Canada Fund Inc. (corporate mutual fund company); Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer) and Invesco Trimark Ltd./Invesco Trimark Lteé (registered investment adviser and registered transfer agent); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short- Term Investments Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short- Term Investments Trust only); Director, Van Kampen Asset Management; Director, Chief Executive Officer and President, Van Kampen Investments Inc. and Van Kampen Exchange Corp.; Director and Chairman, Van Kampen Investor Services Inc.; and Director and President, Van Kampen Advisors, Inc.
			207	None

Name, Year of Birth, Position Held with the Trust and Address	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Invesco Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorships(s) Held by Trustee

Sheri Morris 1964 Treasurer and Principal Financial Officer	2010
Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; and Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)

Formerly:  Vice President, Invesco Advisers, Inc., Invesco Investment Capital Management, Inc. (formerly known as Invesco Aim Capital Management, Inc.) and Invesco Private Asset Management, Inc. (formerly known as Invesco Aim Private Asset Management, Inc.); Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Investment Capital Management, Inc. (formerly known as Invesco Aim Capital Management, Inc.) and Invesco Private Asset Management, Inc. (formerly known as Invesco Aim Private Asset Management, Inc.)
			N/A	N/A

Director Beneficial Ownership of Securities

The table below indicates the aggregate dollar range of equity securities of the Fund and of all funds in the Fund Complex owned by each Director listed below as of [_________].

Name of Director	Aggregate dollar range of Equity Securities of the Fund owned by Director	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Director in the Invesco Fund Complex1
[TO BE PROVIDED]

1Includes the total amount of compensation deferred by the Director at his or her election pursuant to a deferred compensation plan.  Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the Invesco Funds.

APPENDIX D
PORTFOLIO MANAGERS

Portfolio Manager Fund Holdings and Information on Other Managed Accounts

Invesco’s portfolio managers develop investment models which are used in connection with the management of certain Invesco Funds as well as other mutual funds for which Invesco or an affiliate acts as sub-adviser, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals. The following chart reflects the portfolio managers' investments in the Funds that they manage. The chart also reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other registered investment companies, (ii) other pooled investment vehicles and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (performance-based fees), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.

The following information is as of [______________]:

Portfolio Manager	Dollar Range of Investments in Each Fund1	Registered Investment Companies Managed (assets in millions)		Other Pooled Investment Vehicles Managed (assets in millions)		Other Accounts Managed (assets in millions)
		Number of Accounts	Assets	Number of Accounts	Assets	Number of Accounts	Assets
Invesco Floating Rate Corporate Credit Fund
[Scott Baskind]
[Greg Stoeckle]

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account.  More specifically, portfolio managers who manage multiple Funds and/or other accounts may be presented with one or more of the following potential conflicts:

➢
The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account.  The Adviser and each Sub-Adviser seek to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline.  Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.

➢
If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to

1This column reflects investments in the Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended).  A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

an allocation of filled purchase or sale orders across all eligible Funds and other accounts.  To deal with these situations, the Adviser, each Sub-Adviser and the Funds have adopted procedures for allocating portfolio transactions across multiple accounts.

➢
The Adviser and each Sub-Adviser determine which broker to use to execute each order for securities transactions for the Funds, consistent with its duty to seek best execution of the transaction. However, for certain other accounts (such as mutual funds for which Invesco or an affiliate acts as sub-adviser, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), the Adviser and each Sub-Adviser may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker.  In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts.  Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.

➢
Finally, the appearance of a conflict of interest may arise where the Adviser or Sub-Adviser has an incentive, such as a performance-based management fee, which relates to the management of one Fund or account but not all Funds and accounts for which a portfolio manager has day-to-day management responsibilities.

The Adviser, each Sub-Adviser, and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Description of Compensation Structure

For the Adviser and each affiliated Sub-Adviser

The Adviser and each Sub-Adviser seek to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity and an equity compensation opportunity. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote competitive Fund performance. The Adviser and each Sub-Adviser evaluate competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager’s compensation consists of the following three elements:

Base Salary. Each portfolio manager is paid a base salary. In setting the base salary, the Adviser and each Sub-Adviser’s intention is to be competitive in light of the particular portfolio manager’s experience and responsibilities.

Annual Bonus. The portfolio managers are eligible, along with other employees of the Adviser and each Sub-Adviser, to participate in a discretionary year-end bonus pool. The Compensation Committee of Invesco Ltd. reviews and approves the amount of the bonus pool available for the Adviser and each of the Sub-Adviser’s investment centers. The Compensation Committee considers investment performance and financial results in its review. In addition, while having no direct impact on individual bonuses, assets under management are considered when determining the starting bonus funding levels. Each portfolio manager is eligible to receive an annual cash bonus which is based on quantitative (i.e. investment performance) and non-quantitative factors (which may include, but are not limited to, individual performance, risk management and teamwork).

Each portfolio manager’s compensation is linked to the pre-tax investment performance of the Funds/accounts managed by the portfolio manager as described in Table 1 below.

Table 1

Sub-Adviser	Performance time period2
Invesco 3,4,5 Invesco Australia Invesco Deutschland	One-, Three- and Five-year performance against Fund peer group.
Invesco Senior Secured	N/A
Invesco Trimark3	One-year performance against Fund peer group. Three- and Five-year performance against entire universe of Canadian funds.
Invesco Hong Kong3 Invesco Asset Management	One-, Three- and Five-year performance against Fund peer group.
Invesco Japan6	One-, Three- and Five-year performance against the appropriate Micropol benchmark.

Invesco Senior Secured’s bonus is based on annual measures of equity return and standard tests of collateralization performance.

High investment performance (against applicable peer group and/or benchmarks) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor investment performance (versus applicable peer group) would result in low bonus compared to the applicable peer group or no bonus at all. These decisions are reviewed and approved collectively by senior leadership which has responsibility for executing the compensation approach across the organization.

Equity-Based Compensation. Portfolio managers may be granted an award that allows them to select receipt of shares of certain Invesco Funds with a vesting period as well as common shares and/or restricted shares of Invesco Ltd. stock from pools determined from time to time by the Compensation Committee of Invesco Ltd.’s Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees.

2 Rolling time periods based on calendar year-end.

3 Portfolio Managers may be granted a short-term award that vests on a pro-rata basis over a four year period and final payments are based on the performance of eligible Funds selected by the portfolio manager at the time the award is granted.

4 Portfolio Managers for Invesco Global Real Estate Fund, Invesco Real Estate Fund, Invesco Select Real Estate Income Fund and Invesco V.I. Global Real Estate Fund base their bonus on new operating profits of the U.S. Real Estate Division of Invesco.

 Portfolio Managers for Invesco Balanced Fund, Invesco Fundamental Value Fund, Invesco Large Cap Relative Value Fund,  Invesco Mid-Cap Value Fund, Invesco U.S. Mid Cap Value Fund, Invesco Value Fund, Invesco Value II Fund, Invesco V.I. Select Dimensions Balanced Fund, Invesco V.I. Income Builder Fund, Invesco Van Kampen American Value Fund, Invesco Van Kampen Comstock Fund, Invesco Van Kampen Equity and Income Fund, Invesco Van Kampen Growth and Income Fund, Invesco Van Kampen Value Opportunities Fund, Invesco Van Kampen V.I. Comstock Fund, Invesco Van Kampen V.I. Growth and Income Fund, Invesco Van Kampen V.I. Equity and Income Fund, Invesco Van Kampen V.I. Mid Cap Value Fund and Invesco Van Kampen V.I. Value Fund’s compensation is based on the one-, three- and five-year performance against the Fund’s peer group.  Furthermore, for the portfolio manager(s) formerly managing the predecessor funds to the Funds in this footnote 6, they also have a ten-year performance measure.

 Portfolio Managers for Invesco Pacific Growth Fund’s compensation is based on the one-, three- and five-year performance against the appropriate Micropol benchmark.  Furthermore, for the portfolio manager(s) formerly managing the predecessor fund to Invesco Pacific Growth Fund, they also have a ten-year performance measure.

INVESCO FLOATING RATE CORPORATE CREDIT FUND
PART C – OTHER INFORMATION

ITEM 25. Financial Statements and Exhibits

(1) Financial Statements

Part A	None

Part B	Financial statements included in the Statement of Additional Information.(2)

(2) Exhibits:

(a)(1)	Certificate of Trust of the Registrant, dated December 27, 2010.(1)

(a)(2)	Agreement and Declaration of Trust of the Registrant, dated December 27, 2010.(1)

(b)	By-Laws of the Registrant.(2)

(c)	Not applicable.

(d)	Not applicable.

(e)	Form of Dividend Reinvestment Plan.(2)

(f)	Not applicable.

(g)	Form of Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc.(2)

(h)(1)	Form of Underwriting Agreement.(2)

(h)(2)	Form of Master Agreement Among Underwriters.(2)

(h)(3)	Form of Standard Dealer Agreement.(2)

(i)	Not applicable.

(j)	Form of Master Custodian Agreement.(2)

(k)	Form of Transfer Agency and Services Agreement.(2)

(l)	Consent of Counsel (Stradley, Ronon, Stevens & Young, LLP).(1)

(m)	Not applicable

(n)	Consent of Independent Registered Public Accounting Firm.(2)

(o)	Not applicable.

(p)	Form of Subscription Agreement.(2)

(q)	Not applicable.

(r)	Code of Ethics.(2)

Other	Power of Attorney.(2)

                  (1)               Filed herewith.
(2)               To be filed by amendment.

ITEM 26. Marketing Arrangements

Not applicable.

ITEM 27. Other Expenses of Issuance and Distribution

        The following table shows the fees and expenses, other than underwriting discount, to be paid by us in connection with the sale and distribution of the securities being registered hereby. All amounts except the SEC registration fee and the Financial Industry Regulatory Authority, Inc. filing fee are estimates.

Securities and Exchange Commission registration fee	$	*
New York Stock Exchange listing fees		*
Financial Industry Regulatory Authority fees		*
Printing and engraving expenses		*
Accounting fees and expenses		*
Legal fees and expenses		*
Blue Sky filing fees and expenses		*
Miscellaneous		*

Total		*

*    To be furnished by amendment.

ITEM 28. Persons Controlled by or Under Common Control with Registrant.

None.

ITEM 29. Number of Holders of Securities.

Title of Class	Number of Record Holders
Common shares, without par value	None

ITEM 30. Indemnification.

Section 7 of the Registrant’s Agreement and Declaration of Trust provides as follows:

(a) The Trustees and the officers of the Trust (the “Fiduciary Indemnified Persons”) shall not be liable, responsible or accountable in damages or otherwise to the Trust, the Trustees or any holder of the Trust’s securities (the Trust and any holder of the Trust’s securities being a “Covered Person”) for any loss, damage or claim incurred by reason of any act or omission performed or omitted by the Fiduciary Indemnified Persons in good faith on behalf of the Trust and in a manner the Fiduciary Indemnified Persons reasonably believed to be within the scope of authority conferred on the Fiduciary Indemnified Persons by this Declaration or by law, except that the Fiduciary Indemnified Persons shall be liable for any such loss, damage or claim incurred by reason of the Fiduciary Indemnified Person’s gross negligence or bad faith with respect to such acts or omissions.

(b) The Fiduciary Indemnified Persons shall be fully protected in relying in good faith upon the records of the Trust and upon such information, opinions, reports or statements presented to the Trust by any person as to matters the Fiduciary Indemnified Persons reasonably believes are within such other person’s professional or expert competence and who has been selected with reasonable care by or on behalf of the Trust, including information, opinions, reports or statements as to the value and amount of the assets, liabilities, profits, losses, or any other facts pertinent to the trust estate.

Section 8 of the Registrant’s Agreement and Declaration of Trust provides as follows:

The Trust shall, to the fullest extent permitted by applicable law,

(a) indemnify and hold harmless each Fiduciary Indemnified Person from and against any loss, damage, liability, tax, penalty, expense or claim of any kind or nature whatsoever incurred by the Fiduciary Indemnified Persons by reason of the creation, operation or termination of the Trust in a manner the Fiduciary Indemnified Persons reasonably believed to be within the scope of authority conferred on the Fiduciary Indemnified Persons by this Declaration of Trust, except that no Fiduciary Indemnified Persons shall be entitled to be indemnified in respect of any loss, damage or claim incurred by the Fiduciary Indemnified Persons by reason of gross negligence or willful misconduct with respect to such acts or omissions; and

(b) advance expenses (including legal fees) incurred by a Fiduciary Indemnified Person in defending any claim, demand, action, suit or proceeding, from time to time, prior to the final disposition of such claim, demand, action, suit or proceeding, upon receipt by the Trust of an undertaking by or on behalf of such Fiduciary Indemnified Persons to repay such amount if it shall be determined that such Fiduciary Indemnified Person is not entitled to be indemnified as authorized in the preceding subsection.

Section 9 of the Registrant’s Agreement and Declaration of Trust provides as follows:

The provisions of Section 8 shall survive the resignation or removal of the Fiduciary Indemnified Persons.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 31. Business and Other Connections of Investment Adviser

The descriptions of the Adviser under the caption “Management of the Fund” in the prospectus and Statement of Additional Information of this registration statement are incorporated by reference herein. Information as to the trustees and officers of the Adviser together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the trustees and officers of the Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File Nos. [______________]) filed under the Investment Advisers Act of 1940, as amended, and is incorporated herein by reference.

ITEM 32. Location of Accounts and Records

The accounts and records of the Registrant are maintained at the office of the Registrant at [___________].

ITEM 33. Management Services

Not applicable.

ITEM 34. Undertakings

        (1)   Registrant undertakes to suspend the offering of shares until the prospectus is amended, if subsequent to the effective date of this registration statement, its net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement or its net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

        (2)   Not applicable.

        (3)   Not applicable.

        (4)   Not applicable.

        (5)   Registrant undertakes that, for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of the Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant Rule 497(h) shall be deemed to be a part of the Registration Statement as of the time it was declared effective.

        Registrant undertakes that, for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus will be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

        (6)   Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Houston and the State of Texas on the 29th day of December, 2010.

INVESCO FLOATING RATE CORPORATE CREDIT FUND

By:	/s/ Philip A. Taylor
Philip A. Taylor
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures		Title	Date

(1) Principal Executive Officer

By	/s/ Philip A. Taylor	President and Principal	December 29, 2010
	Philip A. Taylor	Executive Officer

(2)	Principal Financial Officer

By	/s/ Sheri Morris	Treasurer and Principal	December 29, 2010
	Sheri Morris	Financial Officer

(3)	Trustee

By	/s/ John M. Zerr	Trustee	December 29, 2010
John M. Zerr

INVESCO FLOATING RATE CORPORATE CREDIT FUND

Exhibit Index

Exhibit No.	Exhibit Name

(a)(1)	Certificate of Trust of the Registrant, dated December 27, 2010.

(a)(2)	Agreement and Declaration of Trust of the Registrant, dated December 27, 2010.

(l)	Consent of Counsel (Stradley, Ronon, Stevens & Young, LLP).